UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09082

M Fund, Inc.

(Exact name of registrant as specified in charter)

M Financial Plaza 1125 NW Couch Street, Suite 900, Portland, Oregon	97209
(Address of principal executive offices)	(Zip code)

Robert Olson, President, M Fund, Inc. M Financial Plaza, 1125 NW Couch Street, Suite 900, Portland, Oregon 97209
(Name and address of agent for service)

with a Copy to:

Cynthia Beyea

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006-1110

Registrant’s telephone number, including area code:	(888) 736-2878

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2025

Item 1. Reports to Stockholders.

(a)	A copy of the reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), for the period January 1, 2025 through December 31, 2025, are filed herewith.

TABLE OF CONTENTS

M Capital Appreciation Fund MFCPX

M International Equity Fund MBEQX

M Large Cap Growth Fund MTCGX

M Large Cap Value Fund MBOVX

M Capital Appreciation Fund

MFCPX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about M Capital Appreciation Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.  You can find additional information about the Fund at www.mfin.com/m-funds. You can also request this information by contacting us at 1-888-736-2878.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
M Capital Appreciation Fund	$108	0.99%

How did the Fund perform last year and what affected its performance?

The Fund returned 18.06% (net of fees), outperforming the Russell 2500® Index’s 11.91%, driven by strong stock selection in Industrials and Technology.

In Industrials, aerospace exposure was a key strength. ATI benefited from strong demand and pricing. FTAI Aviation delivered solid results as it advanced its shift to outsourced engine power solutions. Its move to a capital light model has accelerated growth and positioned it for further share gains as capital access improves. FTAI remains the Fund’s largest position and has appreciated more than tenfold since our initial investment. We continue to manage position size to limit idiosyncratic risk.

AI “picks and shovels” exposure also contributed, led by Coherent, Vertiv, and MongoDB. We believe AI spending remains early as inference and reasoning expand. Companies are seeing clear returns as AI improves workflow, accuracy, and productivity. These trends support sustained growth, with GPU, memory, and power constraints tempering excesses. Investment in frontier LLMs continues, while lower cost models like DeepSeek broaden adoption. The Fund is well positioned, and we have been trimming into strength to manage risk.

Health Care was the main detractor, with Inspire Medical pressured by a challenging launch of its next generation sleep apnea device and concerns that broader GLP 1 use could limit long term demand. Telecommunications also detracted due to weakness in Cogent Communications, which suspended its dividend to prioritize deleveraging ahead of a refinancing. Despite near term pressure, our long term thesis remains supported by Cogent’s low cost model and potential for improved growth and leverage.

Fund Performance

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

	M Capital Appreciation Fund	S&P 500 Index	Russell 2500 Stock Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,117	$9,504	$9,203
2/29/2016	$9,475	$9,492	$9,268
3/31/2016	$10,183	$10,135	$10,040
4/30/2016	$10,155	$10,175	$10,188
5/31/2016	$10,350	$10,358	$10,403
6/30/2016	$10,247	$10,385	$10,399
7/31/2016	$11,133	$10,768	$10,941
8/31/2016	$11,464	$10,783	$11,029
9/30/2016	$11,616	$10,785	$11,082
10/31/2016	$11,137	$10,588	$10,632
11/30/2016	$11,935	$10,981	$11,536
12/31/2016	$12,106	$11,198	$11,760
1/31/2017	$12,495	$11,410	$11,924
2/28/2017	$12,755	$11,863	$12,211
3/31/2017	$12,854	$11,877	$12,202
4/30/2017	$13,003	$12,000	$12,296
5/31/2017	$13,016	$12,168	$12,159
6/30/2017	$13,218	$12,244	$12,463
7/31/2017	$13,433	$12,496	$12,592
8/31/2017	$13,315	$12,534	$12,487
9/30/2017	$13,879	$12,792	$13,054
10/31/2017	$14,177	$13,091	$13,255
11/30/2017	$14,404	$13,492	$13,691
12/31/2017	$14,408	$13,642	$13,737
1/31/2018	$14,865	$14,424	$14,156
2/28/2018	$14,238	$13,892	$13,574
3/31/2018	$14,026	$13,539	$13,704
4/30/2018	$13,823	$13,591	$13,738
5/31/2018	$14,657	$13,918	$14,383
6/30/2018	$14,630	$14,004	$14,487
7/31/2018	$14,882	$14,525	$14,766
8/31/2018	$15,711	$14,998	$15,400
9/30/2018	$15,420	$15,084	$15,166
10/31/2018	$13,649	$14,053	$13,626
11/30/2018	$13,954	$14,339	$13,885
12/31/2018	$12,370	$13,044	$12,363
1/31/2019	$13,891	$14,090	$13,786
2/28/2019	$14,628	$14,542	$14,437
3/31/2019	$14,248	$14,825	$14,318
4/30/2019	$14,816	$15,425	$14,820
5/31/2019	$13,429	$14,445	$13,766
6/30/2019	$14,585	$15,463	$14,741
7/31/2019	$14,762	$15,685	$14,895
8/31/2019	$14,096	$15,436	$14,298
9/30/2019	$14,503	$15,725	$14,551
10/31/2019	$14,715	$16,066	$14,830
11/30/2019	$15,493	$16,649	$15,467
12/31/2019	$15,939	$17,152	$15,794
1/31/2020	$15,328	$17,145	$15,473
2/29/2020	$13,864	$15,733	$14,176
3/31/2020	$10,225	$13,790	$11,100
4/30/2020	$11,956	$15,558	$12,715
5/31/2020	$13,075	$16,299	$13,654
6/30/2020	$13,533	$16,623	$14,049
7/31/2020	$14,386	$17,560	$14,609
8/31/2020	$14,896	$18,823	$15,271
9/30/2020	$14,418	$18,107	$14,876
10/31/2020	$14,735	$17,626	$15,146
11/30/2020	$17,190	$19,555	$17,614
12/31/2020	$18,764	$20,307	$18,954
1/31/2021	$18,836	$20,102	$19,419
2/28/2021	$20,440	$20,656	$20,686
3/31/2021	$20,616	$21,561	$21,026
4/30/2021	$21,386	$22,712	$21,868
5/31/2021	$21,497	$22,870	$21,914
6/30/2021	$21,442	$23,404	$22,173
7/31/2021	$21,297	$23,960	$21,784
8/31/2021	$21,573	$24,689	$22,278
9/30/2021	$20,888	$23,541	$21,577
10/31/2021	$21,751	$25,190	$22,635
11/30/2021	$21,198	$25,015	$21,691
12/31/2021	$22,092	$26,136	$22,403
1/31/2022	$20,547	$24,784	$20,538
2/28/2022	$20,867	$24,042	$20,769
3/31/2022	$21,085	$24,935	$21,099
4/30/2022	$18,970	$22,760	$19,301
5/31/2022	$19,259	$22,802	$19,366
6/30/2022	$17,088	$20,920	$17,516
7/31/2022	$18,931	$22,849	$19,328
8/31/2022	$18,311	$21,917	$18,815
9/30/2022	$16,291	$19,898	$17,022
10/31/2022	$18,045	$21,509	$18,656
11/30/2022	$19,325	$22,711	$19,443
12/31/2022	$18,085	$21,403	$18,287
1/31/2023	$20,557	$22,748	$20,115
2/28/2023	$20,001	$22,193	$19,642
3/31/2023	$19,445	$23,007	$18,905
4/30/2023	$18,975	$23,367	$18,659
5/31/2023	$19,129	$23,468	$18,333
6/30/2023	$21,389	$25,019	$19,894
7/31/2023	$22,200	$25,823	$20,883
8/31/2023	$21,510	$25,411	$20,063
9/30/2023	$19,922	$24,200	$18,943
10/31/2023	$18,283	$23,691	$17,792
11/30/2023	$20,181	$25,855	$19,394
12/31/2023	$22,346	$27,029	$21,472
1/31/2024	$21,431	$27,483	$20,911
2/29/2024	$22,849	$28,951	$22,048
3/31/2024	$23,882	$29,882	$22,958
4/30/2024	$22,446	$28,662	$21,420
5/31/2024	$23,416	$30,083	$22,311
6/30/2024	$22,968	$31,162	$21,976
7/31/2024	$24,587	$31,543	$23,609
8/31/2024	$24,312	$32,308	$23,548
9/30/2024	$24,834	$32,998	$23,899
10/31/2024	$24,349	$32,699	$23,676
11/30/2024	$26,535	$34,618	$26,006
12/31/2024	$24,568	$33,793	$24,045
1/31/2025	$25,767	$34,732	$24,896
2/28/2025	$23,788	$34,281	$23,729
3/31/2025	$21,659	$32,351	$22,241
4/30/2025	$21,369	$32,131	$21,783
5/31/2025	$23,228	$34,152	$23,088
6/30/2025	$25,077	$35,678	$24,152
7/31/2025	$25,627	$36,477	$24,618
8/31/2025	$26,696	$37,218	$25,910
9/30/2025	$27,096	$38,576	$26,325
10/31/2025	$28,386	$39,479	$26,501
11/30/2025	$28,805	$39,578	$26,886
12/31/2025	$29,004	$39,827	$26,921

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
M Capital Appreciation Fund	18.06%	9.10%	11.24%
S&P 500 Index	17.88%	14.43%	14.82%
Russell 2500 Stock Index	11.91%	7.26%	10.41%

Past Performance: performance data represent past performance, which does not guarantee future results.

Key Fund Statistics

Total Net Assets	$241,659,510
# of Portfolio Holdings	140
Total Advisory Fees Paid	$1,809,860
Portfolio Turnover Rate	46%

What did the Fund invest in?

The tables below shows the investment makeup of the Fund, excluding short-term investments, representing the percentage of total net assets of the Fund. The Fund invested in a variety of equity securities.

Top Ten Equity Sector Allocation (%)

Industrials	30.9%
Information Technology	25.0%
Health Care	16.1%
Financials	8.9%
Consumer Discretionary	5.3%
Energy	3.3%
Materials	3.0%
Consumer Staples	2.2%
Real Estate	1.3%
Communication Services	0.9%

Ten Largest Equity Portfolio Holdings (%)

FTAI Aviation Ltd.	3.8%
ATI, Inc.	2.2%
Carpenter Technology Corp.	2.0%
Coherent Corp.	1.7%
Granite Construction, Inc.	1.6%
XPO, Inc.	1.5%
Jabil, Inc.	1.4%
Eagle Materials, Inc.	1.3%
Cooper Cos., Inc.	1.3%
Builders FirstSource, Inc.	1.2%

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit the Fund's website at www.mfin.com/m-funds, which may also be accessed through this QR code, or contact us at:

Phone: 1-888-736-2878

M Capital Appreciation Fund

Annual Shareholder Report December 31, 2025

MFCPX

M International Equity Fund

MBEQX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about M International Equity Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.  You can find additional information about the Fund at www.mfin.com/m-funds. You can also request this information by contacting us at 1-888-736-2878.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
M International Equity Fund	$63	0.54%

How did the Fund perform last year and what affected its performance?

The Fund returned 32.44%, net of fees, performing in line with the MSCI All Country World ex USA Index (net of dividends).

PERFORMANCE HIGHLIGHTS

Relative to the MSCI All Country World ex USA Index (net of dividends) (referred to as the benchmark herein), the Fund’s emphasis on value stocks contributed positively to relative performance. The MSCI All Country World ex USA Value Index (net div.) outperformed the MSCI All Country World ex USA Growth Index (net div.) by more than 10%. Value stocks represented approximately 59% of the Fund compared to 50% for the benchmark. Conversely, the Fund’s emphasis on stocks with smaller market capitalizations detracted from relative performance. The MSCI All Country World ex USA Index (net div.) outperformed the MSCI All Country World ex USA Small Cap Index (net div.) by more than 3%. Small cap stocks represented approximately 32% of the Fund compared to 3% for the benchmark. Additionally, the Fund’s greater allocation to the Materials sector contributed positively to relative performance. This sector returned 47.2% compared to an overall benchmark return of 32.4%. Materials stocks represented 10% for the Fund compared to 6% for the benchmark. Lastly, at the country level, the Fund’s greater allocation to India detracted from relative performance. Indian stocks represented 6% of the Fund compared to 5% for the benchmark.

Fund Performance

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

	M International Equity Fund	MSCI ACWI ex USA Index	MSCI ACWI ex USA IMI Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,432	$9,308	$9,320
2/29/2016	$9,414	$9,220	$9,213
3/31/2016	$10,044	$9,977	$9,963
4/30/2016	$10,258	$10,242	$10,225
5/31/2016	$10,160	$10,083	$10,052
6/30/2016	$9,849	$9,909	$9,898
7/31/2016	$10,284	$10,408	$10,388
8/31/2016	$10,275	$10,461	$10,454
9/30/2016	$10,417	$10,608	$10,583
10/31/2016	$10,124	$10,437	$10,430
11/30/2016	$9,893	$10,186	$10,189
12/31/2016	$9,995	$10,441	$10,450
1/31/2017	$10,300	$10,815	$10,820
2/28/2017	$10,426	$11,003	$10,992
3/31/2017	$10,840	$11,275	$11,271
4/30/2017	$11,199	$11,529	$11,512
5/31/2017	$11,541	$11,895	$11,886
6/30/2017	$11,611	$11,934	$11,923
7/31/2017	$11,899	$12,371	$12,362
8/31/2017	$11,800	$12,446	$12,427
9/30/2017	$12,079	$12,682	$12,658
10/31/2017	$12,079	$12,920	$12,896
11/30/2017	$12,187	$13,038	$13,001
12/31/2017	$12,399	$13,345	$13,291
1/31/2018	$13,165	$14,075	$14,031
2/28/2018	$12,280	$13,427	$13,370
3/31/2018	$12,271	$13,203	$13,134
4/30/2018	$12,380	$13,405	$13,344
5/31/2018	$12,262	$13,121	$13,036
6/30/2018	$12,179	$12,858	$12,791
7/31/2018	$12,344	$13,135	$13,097
8/31/2018	$11,796	$12,880	$12,823
9/30/2018	$11,659	$12,908	$12,881
10/31/2018	$10,454	$11,830	$11,833
11/30/2018	$10,445	$11,930	$11,946
12/31/2018	$9,848	$11,375	$11,405
1/31/2019	$10,582	$12,239	$12,267
2/28/2019	$10,750	$12,481	$12,507
3/31/2019	$10,796	$12,548	$12,582
4/30/2019	$11,075	$12,872	$12,914
5/31/2019	$10,462	$12,184	$12,221
6/30/2019	$11,069	$12,892	$12,957
7/31/2019	$10,828	$12,745	$12,800
8/31/2019	$10,540	$12,355	$12,405
9/30/2019	$10,856	$12,670	$12,723
10/31/2019	$11,265	$13,122	$13,167
11/30/2019	$11,348	$13,252	$13,283
12/31/2019	$11,850	$13,836	$13,859
1/31/2020	$11,373	$13,456	$13,486
2/29/2020	$10,505	$12,369	$12,420
3/31/2020	$8,730	$10,500	$10,622
4/30/2020	$9,436	$11,356	$11,427
5/31/2020	$9,818	$11,769	$11,801
6/30/2020	$10,209	$12,281	$12,334
7/31/2020	$10,648	$12,837	$12,884
8/31/2020	$11,125	$13,425	$13,436
9/30/2020	$10,915	$13,116	$13,105
10/31/2020	$10,705	$12,825	$12,824
11/30/2020	$12,146	$14,557	$14,548
12/31/2020	$12,904	$15,374	$15,334
1/31/2021	$12,866	$15,400	$15,368
2/28/2021	$13,253	$15,739	$15,672
3/31/2021	$13,592	$15,954	$15,869
4/30/2021	$14,018	$16,460	$16,336
5/31/2021	$14,511	$16,956	$16,847
6/30/2021	$14,377	$16,847	$16,739
7/31/2021	$14,261	$16,629	$16,463
8/31/2021	$14,474	$16,955	$16,776
9/30/2021	$14,019	$16,416	$16,239
10/31/2021	$14,329	$16,788	$16,627
11/30/2021	$13,699	$16,021	$15,878
12/31/2021	$14,330	$16,685	$16,534
1/31/2022	$14,003	$16,008	$15,925
2/28/2022	$13,745	$15,707	$15,610
3/31/2022	$13,675	$15,751	$15,635
4/30/2022	$12,862	$14,758	$14,653
5/31/2022	$13,080	$14,830	$14,758
6/30/2022	$11,910	$13,502	$13,488
7/31/2022	$12,337	$14,009	$13,950
8/31/2022	$11,861	$13,570	$13,501
9/30/2022	$10,661	$12,193	$12,152
10/31/2022	$11,057	$12,562	$12,515
11/30/2022	$12,525	$14,005	$13,993
12/31/2022	$12,301	$13,918	$13,888
1/31/2023	$13,301	$15,029	$15,015
2/28/2023	$12,842	$14,522	$14,488
3/31/2023	$13,117	$14,832	$14,842
4/30/2023	$13,331	$15,084	$15,100
5/31/2023	$12,831	$14,553	$14,551
6/30/2023	$13,407	$15,185	$15,204
7/31/2023	$13,938	$15,824	$15,822
8/31/2023	$13,428	$15,147	$15,107
9/30/2023	$13,040	$14,656	$14,630
10/31/2023	$12,539	$14,021	$14,027
11/30/2023	$13,540	$15,296	$15,289
12/31/2023	$14,270	$16,093	$16,058
1/31/2024	$13,986	$15,917	$15,898
2/29/2024	$14,354	$16,286	$16,301
3/31/2024	$14,763	$16,789	$16,810
4/30/2024	$14,532	$16,496	$16,508
5/31/2024	$15,131	$16,982	$16,986
6/30/2024	$14,936	$16,943	$16,969
7/31/2024	$15,325	$17,371	$17,363
8/31/2024	$15,662	$17,841	$17,858
9/30/2024	$15,999	$18,329	$18,338
10/31/2024	$15,231	$17,421	$17,438
11/30/2024	$15,189	$17,275	$17,279
12/31/2024	$14,834	$16,935	$16,944
1/31/2025	$15,224	$17,553	$17,627
2/28/2025	$15,451	$17,737	$17,872
3/31/2025	$15,570	$17,712	$17,831
4/30/2025	$15,992	$18,378	$18,474
5/31/2025	$16,869	$19,268	$19,320
6/30/2025	$17,572	$19,961	$19,975
7/31/2025	$17,507	$19,918	$19,917
8/31/2025	$18,189	$20,631	$20,609
9/30/2025	$18,730	$21,330	$21,351
10/31/2025	$18,924	$21,707	$21,782
11/30/2025	$19,141	$21,725	$21,775
12/31/2025	$19,646	$22,340	$22,423

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
M International Equity Fund	32.44%	8.77%	6.99%
MSCI ACWI ex USA Index	31.96%	7.77%	8.37%
MSCI ACWI ex USA IMI Index	32.39%	7.91%	8.41%

Past Performance: performance data represent past performance, which does not guarantee future results.

Key Fund Statistics

Total Net Assets	$260,584,723
# of Portfolio Holdings	1,785
Total Advisory Fees Paid	$805,022
Portfolio Turnover Rate	10%

What did the Fund invest in?

The tables below shows the investment makeup of the Fund, excluding short-term investments, representing the percentage of total net assets of the Fund. The Fund invested in a variety of equity securities.

Top Ten Industry Allocation (%)

Other Investment CompaniesFootnote Reference*	32.8%
Banks	8.2%
Metals and Mining	4.3%
Oil, Gas and Consumable Fuels	3.9%
Pharmaceuticals	3.7%
Insurance	3.5%
Machinery	2.9%
Chemicals	2.2%
Semiconductors and Semiconductor Equipment	1.9%
Capital Markets	1.8%

Footnote	Description
Footnote*	Other Investment Companies is the DFA Emerging Markets Core Equity Portfolio Mutual Fund investment.

Top Ten Country Allocation (%)

United StatesFootnote Reference*	32.9%
Japan	14.1%
Canada	8.3%
United Kingdom	8.1%
Switzerland	5.6%
Germany	5.4%
France	5.2%
Australia	4.0%
Netherlands	2.3%
Italy	2.2%
Footnote	Description
Footnote*	The United States country allocation is comprised primarily of the DFA Emerging Markets Core Equity Portfolio Mutual Fund investment.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit the Fund's website at www.mfin.com/m-funds, which may also be accessed through this QR code, or contact us at:

Phone: 1-888-736-2878

M International Equity Fund

Annual Shareholder Report December 31, 2025

MBEQX

M Large Cap Growth Fund

MTCGX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about M Large Cap Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.  You can find additional information about the Fund at www.mfin.com/m-funds. You can also request this information by contacting us at 1-888-736-2878. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
M Large Cap Growth Fund	$70	0.64%

How did the Fund perform last year and what affected its performance?

The Fund returned 19.61% (net of fees) relative to 18.56% for the Russell 1000 Growth Index. Federated MDTA LLC ("Federated") replaced DSM Capital Partners LLC ("DSM") as the Sub-Adviser for the Fund effective May 1, 2025. The Fund's performance since May is more meaningful to the overall Fund performance for the year, and the items below represent the more significant performance contributors and detractors since Federated has managed the Fund.

Performance Contributors

  Strong stock selection among companies with depressed prices, improving earnings to price and no significant financing required.

  Favorable stock selection in the Consumer Discretionary, Consumer Staples and Communication Services sectors.

  Strong performers overweighted by the Fund: Teradyne, Inc., Five Below, Inc. and Arista Networks, Inc.

Performance Detractors

  Weak stock selection among companies with low structural earnings and positive analyst conviction.

  Unfavorable stock selection in the Information Technology sector.

  Weak performers overweighted by the Fund: Nutanix, Inc. Class A, Fortinet, Inc. and GoDaddy, Inc. Class A

Industry Exposure

The Fund ended in 2025 roughly sector-neutral to the benchmark, as intended by our multi-layered risk management. Within the sectors, there were overweight positions of the software & services industry and the financial services industry. There were underweight positions of the semiconductors & semiconductor equipment industry and the capital goods industry.

Fund Performance

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

	M Large Cap Growth Fund	S&P 500 Index	Russell 1000 Growth Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,211	$9,504	$9,442
2/29/2016	$8,970	$9,492	$9,438
3/31/2016	$9,603	$10,135	$10,074
4/30/2016	$9,464	$10,175	$9,982
5/31/2016	$9,778	$10,358	$10,176
6/30/2016	$9,427	$10,385	$10,136
7/31/2016	$9,979	$10,768	$10,615
8/31/2016	$9,983	$10,783	$10,562
9/30/2016	$10,184	$10,785	$10,602
10/31/2016	$9,848	$10,588	$10,353
11/30/2016	$9,880	$10,981	$10,579
12/31/2016	$9,768	$11,198	$10,710
1/31/2017	$10,247	$11,410	$11,071
2/28/2017	$10,629	$11,863	$11,530
3/31/2017	$10,839	$11,877	$11,663
4/30/2017	$11,250	$12,000	$11,931
5/31/2017	$11,734	$12,168	$12,241
6/30/2017	$11,946	$12,244	$12,209
7/31/2017	$12,568	$12,496	$12,533
8/31/2017	$12,891	$12,534	$12,762
9/30/2017	$12,842	$12,792	$12,927
10/31/2017	$13,248	$13,091	$13,428
11/30/2017	$13,518	$13,492	$13,835
12/31/2017	$13,575	$13,642	$13,943
1/31/2018	$14,811	$14,424	$14,930
2/28/2018	$14,248	$13,892	$14,538
3/31/2018	$13,841	$13,539	$14,140
4/30/2018	$13,886	$13,591	$14,190
5/31/2018	$14,520	$13,918	$14,812
6/30/2018	$14,422	$14,004	$14,954
7/31/2018	$14,564	$14,525	$15,395
8/31/2018	$14,917	$14,998	$16,237
9/30/2018	$14,870	$15,084	$16,329
10/31/2018	$13,474	$14,053	$14,869
11/30/2018	$14,048	$14,339	$15,026
12/31/2018	$12,903	$13,044	$13,733
1/31/2019	$14,263	$14,090	$14,968
2/28/2019	$14,873	$14,542	$15,504
3/31/2019	$15,280	$14,825	$15,945
4/30/2019	$15,935	$15,425	$16,665
5/31/2019	$14,975	$14,445	$15,611
6/30/2019	$15,975	$15,463	$16,684
7/31/2019	$16,333	$15,685	$17,061
8/31/2019	$16,015	$15,436	$16,929
9/30/2019	$15,685	$15,725	$16,931
10/31/2019	$16,071	$16,066	$17,408
11/30/2019	$16,889	$16,649	$18,181
12/31/2019	$17,559	$17,152	$18,731
1/31/2020	$17,949	$17,145	$19,151
2/29/2020	$16,811	$15,733	$17,847
3/31/2020	$15,177	$13,790	$16,091
4/30/2020	$17,308	$15,558	$18,472
5/31/2020	$18,326	$16,299	$19,713
6/30/2020	$19,108	$16,623	$20,571
7/31/2020	$20,247	$17,560	$22,154
8/31/2020	$22,025	$18,823	$24,441
9/30/2020	$21,075	$18,107	$23,291
10/31/2020	$20,655	$17,626	$22,498
11/30/2020	$21,885	$19,555	$24,802
12/31/2020	$22,633	$20,307	$25,944
1/31/2021	$22,369	$20,102	$25,752
2/28/2021	$23,133	$20,656	$25,746
3/31/2021	$23,316	$21,561	$26,189
4/30/2021	$25,073	$22,712	$27,971
5/31/2021	$24,945	$22,870	$27,584
6/30/2021	$26,379	$23,404	$29,315
7/31/2021	$26,725	$23,960	$30,281
8/31/2021	$27,626	$24,689	$31,413
9/30/2021	$25,998	$23,541	$29,654
10/31/2021	$27,771	$25,190	$32,222
11/30/2021	$26,926	$25,015	$32,419
12/31/2021	$27,498	$26,136	$33,105
1/31/2022	$25,630	$24,784	$30,263
2/28/2022	$24,234	$24,042	$28,977
3/31/2022	$24,997	$24,935	$30,111
4/30/2022	$22,245	$22,760	$26,475
5/31/2022	$22,099	$22,802	$25,859
6/30/2022	$20,572	$20,920	$23,811
7/31/2022	$22,446	$22,849	$26,669
8/31/2022	$21,622	$21,917	$25,425
9/30/2022	$19,664	$19,898	$22,953
10/31/2022	$20,689	$21,509	$24,295
11/30/2022	$21,866	$22,711	$25,402
12/31/2022	$20,511	$21,403	$23,457
1/31/2023	$21,890	$22,748	$25,412
2/28/2023	$21,165	$22,193	$25,110
3/31/2023	$22,262	$23,007	$26,827
4/30/2023	$22,368	$23,367	$27,091
5/31/2023	$23,093	$23,468	$28,326
6/30/2023	$23,963	$25,019	$30,263
7/31/2023	$24,774	$25,823	$31,283
8/31/2023	$25,148	$25,411	$31,002
9/30/2023	$23,597	$24,200	$29,316
10/31/2023	$23,259	$23,691	$28,899
11/30/2023	$25,816	$25,855	$32,049
12/31/2023	$27,082	$27,029	$33,468
1/31/2024	$28,386	$27,483	$34,303
2/29/2024	$30,520	$28,951	$36,643
3/31/2024	$31,145	$29,882	$37,288
4/30/2024	$29,225	$28,662	$35,707
5/31/2024	$30,763	$30,083	$37,846
6/30/2024	$33,240	$31,162	$40,397
7/31/2024	$32,045	$31,543	$39,710
8/31/2024	$32,512	$32,308	$40,536
9/30/2024	$33,035	$32,998	$41,684
10/31/2024	$32,867	$32,699	$41,546
11/30/2024	$34,473	$34,618	$44,242
12/31/2024	$33,987	$33,793	$44,632
1/31/2025	$35,065	$34,732	$45,515
2/28/2025	$33,936	$34,281	$43,881
3/31/2025	$30,969	$32,351	$40,187
4/30/2025	$31,647	$32,131	$40,898
5/31/2025	$34,829	$34,152	$44,517
6/30/2025	$37,059	$35,678	$47,357
7/31/2025	$38,326	$36,477	$49,148
8/31/2025	$38,420	$37,218	$49,698
9/30/2025	$40,113	$38,576	$52,337
10/31/2025	$41,277	$39,479	$54,237
11/30/2025	$40,466	$39,578	$53,255
12/31/2025	$40,653	$39,827	$52,918

Average Annual Total Returns (%)

	1 YearFootnote Reference*	5 Years	10 Years
M Large Cap Growth Fund	19.61%	12.43%	15.06%
S&P 500 Index	17.88%	14.43%	14.82%
Russell 1000 Growth Index	18.56%	15.32%	18.13%

Past Performance: performance data represent past performance, which does not guarantee future results.

Footnote	Description
Footnote*	Effective May 1, 2025, Federated replaced DSM as the Sub-Adviser for the Fund.

Key Fund Statistics

Total Net Assets	$311,790,038
# of Portfolio Holdings	94
Total Advisory Fees Paid	$1,353,583
Portfolio Turnover Rate	110%Footnote Reference*
Footnote	Description
Footnote*	The increase in portfolio turnover rate during the period was primarily attributable to portfolio adjustments made in response to a change in the Fund's sub-adviser.

What did the Fund invest in?

The tables below shows the investment makeup of the Fund, excluding short-term investments, representing the percentage of total net assets of the Fund. The Fund invested in a variety of equity securities.

Top Ten Equity Sector Allocation (%)

Information Technology	51.0%
Communication Services	12.8%
Consumer Discretionary	12.1%
Health Care	8.1%
Financials	7.2%
Industrials	5.8%
Consumer Staples	1.5%
Materials	0.4%
Energy	0.2%

Ten Largest Equity Portfolio Holdings (%)

NVIDIA Corp.	11.7%
Microsoft Corp.	11.3%
Apple, Inc.	10.1%
Alphabet, Inc., Class A	7.0%
Broadcom, Inc.	4.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc., Class A	3.5%
Tesla, Inc.	2.7%
Palantir Technologies, Inc., Class A	2.1%
Ameriprise Financial, Inc.	1.9%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's current prospectus which further describes the below changes at www.mfin.com/m-funds or receive a copy upon request by contacting us at 1-888-736-2878.

On January 21, 2025, shareholders of the Fund approved a change Fund' sub-classification under the Investment Company Act of 1940 from "diversified" to "non-diversified," which permits the Fund to invest a greater percentage of its assets in the obligations or securities of a smaller number of issuers or any one issuer as compared to a diversified fund, as further described in the Fund's registration statement. Corresponding changes were made to the Fund's Fundamental Investment Restrictions.

Effective May 1, 2025, Federated replaced DSM as the Sub-Adviser for the Fund.In connection with this change, the advisory fees paid by the Fund to M Financial Investment Advisers, Inc. (“MFIA”) were reduced to 0.45% on the ﬁrst $100 million in Fund net assets and 0.40% on Fund net assets thereafter. Prior to May 1, 2025, the advisory fees paid by the Fund to MFIA were 0.65% on the first $50 million in Fund net assets, 0.60% on the next $50 million in Fund net assets, and 0.55% on Fund net assets thereafter.

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit the Fund's website at www.mfin.com/m-funds, which may also be accessed through this QR code, or contact us at:

Phone: 1-888-736-2878

M Large Cap Growth Fund

Annual Shareholder Report December 31, 2025

MTCGX

M Large Cap Value Fund

MBOVX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about M Large Cap Value Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.  You can find additional information about the Fund at www.mfin.com/m-funds. You can also request this information by contacting us at 1-888-736-2878.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
M Large Cap Value Fund	$66	0.61%

How did the Fund perform last year and what affected its performance?

The Fund returned 17.31% (net of fees) relative to the Russell 1000 Value Index’s 15.91%.

Contributors

Large investment and diversified banks posted very strong returns this year. Normally a drop in the fed funds rate would be a near term headwind for banks as the spread contracts but they benefited from revenue and earnings growth from overall higher quality credit, strength in capital markets and trading revenues.

Johnson and Johnson posted strong top line growth and steady earnings growth that beat street expectations. This was driven from both the strength of the pharmaceutical pipeline as well as from growing clarity surrounding the ongoing talcum powder litigations. The increased clarity of the settlement structure helped reduce unanticipated outsized future risks. Removing much of the future cost uncertainty helped fuel multiple expansion as large uncertainties led to trading at a discount.

Detractors

Consumers continue to favor streaming choices over bundled services. Traditional cable tv is still highly lucrative as evidenced by the low single digit multiples, however future growth prospects remain bleak with the steady increase of cord cutting. Comcast drove communication services lower in the portfolio and was the weakest sector.

United Healthcare had a series of missteps ultimately exposed as medicare fraud. The company was our largest holding at the time and after rallying over 18% at the beginning of year lost over half of its value after the company fired the CEO and withdrew all forward earnings guidance stating challenges within the Medicare division and unexpected rise in medical costs. Days later reports surfaced of a DOJ investigation into Medicare billing practices.

Fund Performance

The following graph assumes an initial $10,000 investment in the Fund and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. For comparative purposes, the performance of the Fund's benchmark and any additional performance benchmark(s) are also shown.

	M Large Cap Value Fund	Russell 1000 Index	Russell 1000 Value Index
12/31/2015	$10,000	$10,000	$10,000
1/31/2016	$9,089	$9,462	$9,483
2/29/2016	$9,056	$9,459	$9,481
3/31/2016	$9,708	$10,118	$10,164
4/30/2016	$9,749	$10,173	$10,378
5/31/2016	$9,733	$10,351	$10,539
6/30/2016	$9,607	$10,375	$10,630
7/31/2016	$9,916	$10,770	$10,939
8/31/2016	$10,008	$10,784	$11,023
9/30/2016	$10,075	$10,793	$11,001
10/31/2016	$9,950	$10,582	$10,830
11/30/2016	$10,610	$10,999	$11,449
12/31/2016	$10,964	$11,206	$11,736
1/31/2017	$11,006	$11,431	$11,820
2/28/2017	$11,364	$11,874	$12,244
3/31/2017	$11,185	$11,881	$12,120
4/30/2017	$11,151	$12,007	$12,096
5/31/2017	$11,134	$12,160	$12,085
6/30/2017	$11,304	$12,245	$12,281
7/31/2017	$11,551	$12,488	$12,444
8/31/2017	$11,466	$12,527	$12,299
9/30/2017	$11,789	$12,794	$12,663
10/31/2017	$12,061	$13,087	$12,756
11/30/2017	$12,512	$13,486	$13,147
12/31/2017	$12,608	$13,636	$13,339
1/31/2018	$13,042	$14,385	$13,854
2/28/2018	$12,318	$13,857	$13,193
3/31/2018	$12,237	$13,542	$12,960
4/30/2018	$12,318	$13,588	$13,004
5/31/2018	$12,481	$13,935	$13,081
6/30/2018	$12,420	$14,025	$13,114
7/31/2018	$12,866	$14,509	$13,633
8/31/2018	$13,130	$15,009	$13,834
9/30/2018	$12,994	$15,066	$13,862
10/31/2018	$12,037	$14,000	$13,143
11/30/2018	$12,292	$14,285	$13,535
12/31/2018	$11,086	$12,984	$12,235
1/31/2019	$12,018	$14,072	$13,188
2/28/2019	$12,309	$14,549	$13,610
3/31/2019	$12,249	$14,802	$13,697
4/30/2019	$12,690	$15,400	$14,182
5/31/2019	$11,828	$14,418	$13,270
6/30/2019	$12,706	$15,431	$14,222
7/31/2019	$12,726	$15,670	$14,340
8/31/2019	$12,255	$15,383	$13,918
9/30/2019	$12,656	$15,650	$14,415
10/31/2019	$12,776	$15,982	$14,617
11/30/2019	$13,198	$16,586	$15,069
12/31/2019	$13,472	$17,064	$15,483
1/31/2020	$13,156	$17,083	$15,150
2/29/2020	$11,704	$15,687	$13,682
3/31/2020	$9,599	$13,614	$11,344
4/30/2020	$10,746	$15,413	$12,620
5/31/2020	$11,051	$16,226	$13,052
6/30/2020	$10,976	$16,585	$12,965
7/31/2020	$11,295	$17,556	$13,478
8/31/2020	$11,690	$18,845	$14,035
9/30/2020	$11,434	$18,156	$13,690
10/31/2020	$11,168	$17,718	$13,511
11/30/2020	$12,553	$19,805	$15,329
12/31/2020	$13,046	$20,642	$15,916
1/31/2021	$13,057	$20,472	$15,771
2/28/2021	$13,892	$21,065	$16,724
3/31/2021	$15,021	$21,861	$17,708
4/30/2021	$15,661	$23,038	$18,417
5/31/2021	$16,172	$23,147	$18,847
6/30/2021	$15,901	$23,727	$18,631
7/31/2021	$15,955	$24,220	$18,780
8/31/2021	$16,324	$24,921	$19,152
9/30/2021	$15,847	$23,777	$18,486
10/31/2021	$16,650	$25,426	$19,425
11/30/2021	$15,966	$25,085	$18,740
12/31/2021	$16,960	$26,101	$19,922
1/31/2022	$16,850	$24,630	$19,458
2/28/2022	$16,718	$23,954	$19,232
3/31/2022	$17,060	$24,762	$19,775
4/30/2022	$16,266	$22,555	$18,659
5/31/2022	$16,707	$22,521	$19,022
6/30/2022	$15,260	$20,635	$17,360
7/31/2022	$16,030	$22,556	$18,512
8/31/2022	$15,717	$21,690	$17,960
9/30/2022	$14,401	$19,683	$16,385
10/31/2022	$16,398	$21,262	$18,065
11/30/2022	$17,446	$22,412	$19,194
12/31/2022	$16,714	$21,109	$18,421
1/31/2023	$17,470	$22,524	$19,375
2/28/2023	$16,868	$21,988	$18,692
3/31/2023	$16,502	$22,684	$18,606
4/30/2023	$16,608	$22,965	$18,887
5/31/2023	$15,793	$23,072	$18,158
6/30/2023	$16,844	$24,630	$19,364
7/31/2023	$17,516	$25,477	$20,045
8/31/2023	$17,132	$25,032	$19,504
9/30/2023	$16,676	$23,855	$18,752
10/31/2023	$16,040	$23,279	$18,090
11/30/2023	$17,024	$25,453	$19,454
12/31/2023	$17,985	$26,709	$20,532
1/31/2024	$18,304	$27,082	$20,553
2/29/2024	$18,880	$28,544	$21,311
3/31/2024	$20,131	$29,459	$22,376
4/30/2024	$19,273	$28,206	$21,421
5/31/2024	$19,874	$29,534	$22,100
6/30/2024	$19,661	$30,511	$21,892
7/31/2024	$20,814	$30,957	$23,011
8/31/2024	$21,304	$31,691	$23,628
9/30/2024	$21,451	$32,368	$23,956
10/31/2024	$21,488	$32,142	$23,693
11/30/2024	$22,935	$34,211	$25,206
12/31/2024	$21,336	$33,258	$23,482
1/31/2025	$22,479	$34,315	$24,570
2/28/2025	$22,615	$33,715	$24,670
3/31/2025	$22,098	$31,763	$23,984
4/30/2025	$21,145	$31,572	$23,253
5/31/2025	$21,730	$33,586	$24,069
6/30/2025	$22,564	$35,286	$24,892
7/31/2025	$22,742	$36,069	$25,034
8/31/2025	$23,728	$36,827	$25,833
9/30/2025	$24,097	$38,105	$26,218
10/31/2025	$23,878	$38,928	$26,333
11/30/2025	$24,782	$39,021	$27,034
12/31/2025	$25,029	$39,036	$27,215

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
M Large Cap Value Fund	17.31%	13.92%	9.61%
Russell 1000 Index	17.37%	13.59%	14.59%
Russell 1000 Value Index	15.91%	11.33%	10.53%

Past Performance: performance data represent past performance, which does not guarantee future results.

Key Fund Statistics

Total Net Assets	$184,159,792
# of Portfolio Holdings	234
Total Advisory Fees Paid	$700,584
Portfolio Turnover Rate	58%

What did the Fund invest in?

The tables below shows the investment makeup of the Fund, excluding short-term investments, representing the percentage of total net assets of the Fund. The Fund invested in a variety of equity securities.

Top Ten Equity Sector Allocation (%)

Financials	33.6%
Health Care	17.4%
Energy	8.6%
Industrials	8.3%
Consumer Discretionary	6.9%
Consumer Staples	6.3%
Communication Services	6.2%
Information Technology	5.2%
Materials	3.9%
Utilities	2.9%

Ten Largest Equity Portfolio Holdings (%)

JPMorgan Chase & Co.	5.3%
Johnson & Johnson	4.4%
Exxon Mobil Corp.	3.7%
Bank of America Corp.	2.9%
iShares Russell 1000 Value ETF	2.9%
Morgan Stanley	2.4%
Wells Fargo & Co.	2.3%
Goldman Sachs Group, Inc.	2.2%
Walt Disney Co.	2.1%
PepsiCo, Inc.	2.1%

Additional Information

If you wish to view additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit the Fund's website at www.mfin.com/m-funds, which may also be accessed through this QR code, or contact us at:

Phone: 1-888-736-2878

M Large Cap Value Fund

Annual Shareholder Report December 31, 2025

MBOVX

(b)     Not applicable.

Item 2. Code of Ethics.

As of December 31, 2025, the Registrant has adopted a code of ethics that applies to the Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial and Accounting Officer. For the year ended December 31, 2025, other than a change in the individual serving as the Treasurer/Principal Financial and Accounting Officer in July 2025, there were no amendments to a provision of its code of ethics, nor were there any waivers (including implicit waivers) granted from a provision of the code of ethics. A copy of the registrant’s code of ethics is filed with this Form N-CSR under Item 19(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Directors has determined that the Registrant has two audit committee financial experts serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Bruce W. Madding and Wayne Pierson, who are “independent” as defined in Item 3 of Form N-CSR. Mr. Madding serves as the Chair of the Registrant’s audit committee.

Item 4. Principal Accountant Fees and Services.

Cohen & Company Ltd. served as the principal accountant for the Registrant for the fiscal years ended December 31, 2024 and December 31, 2025.

(a)	AUDIT FEES: The aggregate fees billed for professional services rendered by its principal accountant, Cohen & Company Ltd. for the audit of the Registrant’s annual financial statements for the fiscal years ended December 31, 2024 and December 31, 2025 were $96,500 and $96,500, respectively.

(b)	AUDIT RELATED FEES: No such fees were billed to the Registrant by Cohen & Company Ltd. for the fiscal years ended December 31, 2024 and December 31, 2025.

(c)	TAX FEES: The aggregate fees billed for professional services rendered by Cohen & Company Ltd. for tax compliance, tax advice, and tax planning for the fiscal years ended December 31, 2024 and December 31, 2025 were $12,500 and $12,500, respectively. Such services included the review of the Fund’s tax and excise returns.

(d)	ALL OTHER FEES: No such fees were billed to the Registrant by Cohen & Company, Ltd. for the fiscal years ended December 31, 2024 and December 31, 2025.

(e)	(1) The Registrant’s audit committee pre-approves all audit and non-audit services to be performed by the Registrant’s accountant before the accountant is engaged by the Registrant to perform such services.

(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) Not applicable

(c) 100%

(d) Not applicable

(f)	Not applicable.

(g)	The aggregate fees billed by the Registrant’s principal accountant, Cohen & Company, Ltd., for non-audit services rendered to the Registrant, the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entities controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant for the fiscal years ended December 31, 2024 and December 31, 2025 were $12,500 and $12,500, respectively.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	A Schedule of Investments is contained in the Financial Statements filed under Item 7(a) of this report.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)  The Registrant's Financial Statements are included herein.

(b)  The Registrant's Financial Highlights are included as part of the Financial Statements under Item 7(a) of this report.

M FUND, INC.

M International Equity Fund

M Large Cap Growth Fund

M Capital Appreciation Fund

M Large Cap Value Fund

Annual Financial Statements and Additional Information
December 31, 2025

M International Equity Fund

SCHEDULE OF INVESTMENTS

December 31, 2025

Shares		Value (Note 1)
	COMMON STOCKS—66.1%
	Australia—4.0%
7,658	AGL Energy Ltd.§	$47,479
3,644	ALS Ltd.§	53,397
82,245	AMP Ltd.§	99,039
1,049	Ampol Ltd.§	22,286
3,899	Ansell Ltd.†,§	91,027
9,438	ANZ Group Holdings Ltd.§	228,375
5,371	APA Group§	32,128
2,134	ARB Corp. Ltd.†,§	44,712
1,231	Aristocrat Leisure Ltd.§	47,738
492	ASX Ltd.§	16,880
3,906	Atlas Arteria Ltd.§	12,721
3,580	AUB Group Ltd.§	73,542
51,152	Aurizon Holdings Ltd.§	124,199
9,559	Austal Ltd.*,§	42,446
15,336	Bank of Queensland Ltd.§	66,843
57,818	Beach Energy Ltd.†,§	45,285
3,408	Bendigo & Adelaide Bank Ltd.§	23,875
11,589	BHP Group Ltd.§	349,710
7,612	BHP Group Ltd., ADR†	459,536
12,902	BHP Group Ltd., Class DI†,§	390,354
3,458	BlueScope Steel Ltd.§	55,312
8,200	Brambles Ltd.§	125,692
2,683	Breville Group Ltd.†,§	52,655
9,319	Capricorn Metals Ltd.§,*	88,851
541	CAR Group Ltd.§	11,070
8,997	Challenger Ltd.§	56,298
11,591	Champion Iron Ltd.†,§	46,668
27,247	Cleanaway Waste Management Ltd.§	46,973
253	Cochlear Ltd.§	43,847
1,724	Codan Ltd.§	32,569
8,429	Coles Group Ltd.§	120,603
4,042	Commonwealth Bank of Australia†,§	432,147
3,756	Computershare Ltd.§	85,301
2,821	Corporate Travel Management Ltd.†,§	22,685
1,322	CSL Ltd.§	152,311
3,553	Dalrymple Bay Infrastructure Ltd.§	11,862
1,480	Dicker Data Ltd.§	10,143
25,989	Downer EDI Ltd.§	137,505
50,120	Dyno Nobel Ltd.§	107,040
4,448	Eagers Automotive Ltd.†,§	72,882
11,897	Emerald Resources NL†,*,§	49,951
16,177	Endeavour Group Ltd.†,§	39,431
10,354	Evolution Mining Ltd.§	87,108
Shares		Value (Note 1)
	Australia (Continued)
3,089	EVT Ltd.§	$25,815
3,366	Flight Centre Travel Group Ltd.†,§	33,652
11,737	Fortescue Ltd.†,§	171,615
5,777	Genesis Minerals Ltd.†,*,§	27,771
7,079	Harvey Norman Holdings Ltd.†,§	32,757
413	HUB24 Ltd.§	26,292
2,262	IDP Education Ltd.†,§	8,703
6,212	IGO Ltd.*,§	34,004
12,565	Iluka Resources Ltd.†,§	48,934
18,310	Insignia Financial Ltd.§,*	55,720
21,084	Insurance Australia Group Ltd.§	112,093
2,093	James Hardie Industries PLC, CDI§,*	42,976
896	JB Hi-Fi Ltd.§	57,398
15,197	Lendlease Corp. Ltd.§	52,582
14,208	Lottery Corp. Ltd.§	48,846
2,708	Lovisa Holdings Ltd.†,§	52,706
1,607	Lynas Rare Earths Ltd.†,*,§	13,256
602	Macquarie Group Ltd.§	81,019
9,423	Medibank Pvt Ltd.§	30,063
2,585	Megaport Ltd.†,*,§	20,772
38,904	Metcash Ltd.†,§	85,642
1,054	Mineral Resources Ltd.*,§	38,262
1,548	Monadelphous Group Ltd.§	27,243
24,451	Myer Holdings Ltd.†,§	7,751
11,533	National Australia Bank Ltd.†,§	324,783
1,533	Netwealth Group Ltd.§	26,087
27,710	New Hope Corp. Ltd.†,§	74,287
1,909	NEXTDC Ltd.†,*,§	15,886
16,970	nib holdings Ltd.§	77,481
76,777	Nickel Industries Ltd.§	42,685
51,876	Nine Entertainment Co. Holdings Ltd.§	38,431
7,979	Northern Star Resources Ltd.§	141,535
8,521	NRW Holdings Ltd.§	29,290
4,275	Orica Ltd.§	69,051
7,726	Origin Energy Ltd.§	59,178
36,425	Orora Ltd.†,§	53,720
34,173	Perenti Ltd.§	63,374
1,919	Perpetual Ltd.†,§	23,778
55,296	Perseus Mining Ltd.§	208,224
3,475	PEXA Group Ltd.†,*,§	31,083
13,508	PLS Group Ltd.†,*,§	38,055
1,867	Premier Investments Ltd.†,§	17,145
319	Pro Medicus Ltd.†,§	46,711

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Value (Note 1)
	Australia (Continued)
1,804	Qantas Airways Ltd.§	$12,446
13,764	QBE Insurance Group Ltd.§	182,343
9,918	Qube Holdings Ltd.§	31,490
61,709	Ramelius Resources Ltd.§	170,340
1,823	Ramsay Health Care Ltd.§	41,750
355	REA Group Ltd.†,§	43,453
2,536	Reece Ltd.†,§	22,613
32,230	Regis Resources Ltd.§	161,408
21,598	Reliance Worldwide Corp. Ltd.§	55,444
90,233	Resolute Mining Ltd.*,§	73,388
2,719	Rio Tinto Ltd.†,§	266,456
9,237	Sandfire Resources Ltd.*,§	110,495
35,535	Santos Ltd.§	145,749
1,678	SEEK Ltd.§	25,787
907	SGH Ltd.†,§	27,952
57,922	Sigma Healthcare Ltd.†,§	113,616
5,449	Sims Ltd.§	65,187
3,263	Sonic Healthcare Ltd.§	49,204
21,157	South32 Ltd.§	50,228
13,307	Stanmore Resources Ltd.§	20,605
8,695	Steadfast Group Ltd.§	30,598
7,603	Suncorp Group Ltd.§	89,308
5,725	Super Retail Group Ltd.§	61,141
69,176	Tabcorp Holdings Ltd.§	45,548
1,750	Technology One Ltd.§	32,441
24,644	Telstra Group Ltd.§	79,944
2,964	TPG Telecom Ltd.§	7,482
10,369	Transurban Group§	98,062
3,558	Treasury Wine Estates Ltd.§	12,443
3,895	Tuas Ltd.§,*	18,318
23,709	Vault Minerals Ltd.§,*	85,948
24,287	Ventia Services Group Pty. Ltd.§	96,160
37,802	Viva Energy Group Ltd.#,§	51,655
2,801	Washington H Soul Pattinson & Co. Ltd.§	69,267
5,033	Wesfarmers Ltd.§	271,294
42,238	West African Resources Ltd.*	84,563
8,296	Westgold Resources Ltd.§	35,416
15,208	Westpac Banking Corp.†,§	390,518
17,855	Whitehaven Coal Ltd.§	92,275
679	WiseTech Global Ltd.†,§	30,774
15,141	Woodside Energy Group Ltd.†,§	237,087
1,661	Woodside Energy Group Ltd., ADR†	25,895
5,982	Woolworths Group Ltd.§	117,158
3,162	Worley Ltd.§	26,496
Shares		Value (Note 1)
	Australia (Continued)
838	Xero Ltd.§,*	$63,363
6,051	Yancoal Australia Ltd.†,§	19,978
		10,520,218
	Austria—0.5%
1,865	ANDRITZ AG§	145,519
2,002	BAWAG Group AG§,#	300,932
1,666	Erste Group Bank AG§	200,436
799	EVN AG§	25,441
1,665	OMV AG§	92,617
3,082	Raiffeisen Bank International AG§	137,821
527	Strabag SE, Bearer Shares§	50,173
3,952	Telekom Austria AG§	41,781
2,837	UNIQA Insurance Group AG§	51,356
308	Verbund AG§	22,484
1,119	Vienna Insurance Group AG Wiener Versicherung Gruppe§	88,026
3,281	voestalpine AG§	144,677
		1,301,263
	Belgium—0.6%
831	Ackermans & van Haaren NV§	225,379
1,905	Ageas SA§	133,546
6,082	Anheuser-Busch InBev SA§	390,224
43	Argenx SE*,§	36,191
1,680	Azelis Group NV§	18,470
2,193	CMB Tech NV	21,364
1,027	Colruyt Group NV†,§	38,111
285	D'ieteren Group§	51,339
224	Deme Group NV§	36,567
275	Elia Group SA§	35,457
1,781	KBC Group NV§	231,500
9	Lotus Bakeries NV†,§	83,030
2,468	Syensqo SA†,§	198,210
517	UCB SA§	144,200
3,740	Umicore SA§	78,056
		1,721,644
	Canada—8.3%
2,479	Agnico Eagle Mines Ltd.	420,322
4,662	Air Canada*	65,520
3,808	Alamos Gold, Inc., Class A	146,991
7,091	Algonquin Power & Utilities Corp.†	43,610
3,609	Algonquin Power & Utilities Corp.	22,192
5,591	Alimentation Couche-Tard, Inc.	305,345
3,374	AltaGas Ltd.	102,876

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Value (Note 1)
	Canada (Continued)
8,136	ARC Resources Ltd.	$152,637
2,408	Aritzia, Inc.*	205,879
1,500	Atco Ltd., Class I	61,615
1,848	AtkinsRealis Group, Inc.	119,291
553	ATS Corp.*	15,234
509	ATS Corp.†,*	14,018
44,637	B2Gold Corp.	201,220
4,474	Bank of Montreal	581,028
7,207	Bank of Nova Scotia	531,540
6,365	Barrick Mining Corp.	277,196
1,119	Bausch & Lomb Corp.*	19,112
2,683	Bausch Health Cos., Inc.*	18,629
17,989	Baytex Energy Corp.	58,192
753	BCE, Inc.	17,962
550	Bombardier, Inc., Class B*	93,567
467	Boyd Group, Inc.	74,387
2,076	Brookfield Corp.	95,293
1,054	Brookfield Infrastructure Corp., Class A†	47,852
700	Brookfield Infrastructure Corp., Class A	31,778
940	BRP, Inc.	66,494
5,492	CAE, Inc.†,*	167,067
520	Cameco Corp.	47,615
442	Canada Packers, Inc.	5,181
6,281	Canadian Imperial Bank of Commerce	569,411
2,000	Canadian National Railway Co.	197,807
655	Canadian National Railway Co.†	64,747
17,284	Canadian Natural Resources Ltd.	585,431
2,806	Canadian Pacific Kansas City Ltd.	206,603
2,478	Canadian Tire Corp. Ltd., Class A	314,031
1,711	Canadian Utilities Ltd., Class A	53,267
3,694	Capital Power Corp.	157,578
10,798	Capstone Copper Corp.*	108,409
1,524	CCL Industries, Inc., Class B	96,267
889	Celestica, Inc.*	262,869
16,868	Cenovus Energy, Inc.	285,390
1,250	CGI, Inc.	115,418
325	Colliers International Group, Inc.	47,769
389	Colliers International Group, Inc.†	57,187
122	Constellation Software, Inc.	293,447
3,054	Definity Financial Corp.	168,948
511	Descartes Systems Group, Inc.*	44,794
1,940	Dollarama, Inc.	289,950
Shares		Value (Note 1)
	Canada (Continued)
9,286	DPM Metals, Inc.	$286,993
3,700	E-L Financial Corp. Ltd.	43,859
9,101	Eldorado Gold Corp.*	326,979
4,175	Element Fleet Management Corp.	109,656
2,063	Emera, Inc.	101,666
4,105	Empire Co. Ltd., Class A	142,720
7,933	Enbridge, Inc.	379,551
2,946	Endeavour Mining PLC	151,705
9,049	Equinox Gold Corp.*	127,048
600	Exchange Income Corp.	35,828
112	Fairfax Financial Holdings Ltd.	213,456
4,241	Finning International, Inc.	229,794
9,374	First Majestic Silver Corp.	156,171
3,171	First Quantum Minerals Ltd.*	85,019
457	FirstService Corp.	71,071
2,327	Fortis, Inc.	120,983
537	Franco-Nevada Corp.	111,309
935	George Weston Ltd.	64,504
614	GFL Environmental, Inc.	26,371
2,386	Gildan Activewear, Inc.	149,055
543	Great-West Lifeco, Inc.	26,779
21,743	Hudbay Minerals, Inc.	431,620
1,698	Hydro One Ltd.#	67,596
1,315	iA Financial Corp., Inc.	170,374
28,442	IAMGOLD Corp.*	469,050
1,580	Imperial Oil Ltd.	136,456
1,088	Intact Financial Corp.	226,494
1,068	Ivanhoe Mines Ltd., Class A*	12,146
6,100	K92 Mining, Inc.*	100,841
4,859	Keyera Corp.	155,766
11,507	Kinross Gold Corp.	324,066
1,589	Linamar Corp.	96,043
2,612	Loblaw Cos. Ltd.	118,083
700	Lundin Gold, Inc.	58,150
3,887	Lundin Mining Corp.	83,543
3,172	Magna International, Inc.	169,098
3,404	Manulife Financial Corp.	123,606
2,212	Maple Leaf Foods, Inc.	40,177
1,000	Methanex Corp.	39,663
1,582	Metro, Inc.	113,865
1,522	National Bank of Canada	191,405
24,483	New Gold, Inc.*	213,289
9,492	Northland Power, Inc.	123,443
4,242	Nutrien Ltd.	261,816
12,082	OceanaGold Corp.	342,421

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Value (Note 1)
	Canada (Continued)
5,918	Open Text Corp.	$192,793
1,875	OR Royalties, Inc.	66,418
3,941	Pan American Silver Corp.	204,256
900	Pembina Pipeline Corp.†	34,254
2,049	Pembina Pipeline Corp.	78,061
7,100	Peyto Exploration & Development Corp.	117,475
800	Premium Brands Holdings Corp.	59,282
3,512	Quebecor, Inc., Class B	132,287
1,095	RB Global, Inc.	112,695
422	Restaurant Brands International, Inc.†	28,793
1,200	Restaurant Brands International, Inc.	81,886
3,924	Rogers Communications, Inc., Class B	148,120
9,360	Royal Bank of Canada	1,595,677
1,704	Saputo, Inc.	51,286
500	Shopify, Inc., Class A*	80,507
6,303	South Bow Corp.†	173,143
488	South Bow Corp.	13,422
987	Spin Master Corp.#	13,699
4,155	SSR Mining, Inc.*	91,089
704	Stantec, Inc.	66,432
1,500	Stella-Jones, Inc.	93,035
122	Strathcona Resources Ltd.	2,518
468	Sun Life Financial, Inc.†	29,203
3,765	Sun Life Financial, Inc.	235,026
14,868	Suncor Energy, Inc.	659,714
2,409	TC Energy Corp.†	132,519
2,272	Teck Resources Ltd., Class B	108,771
640	TFI International, Inc.	66,152
51	Thomson Reuters Corp.†	6,726
276	Thomson Reuters Corp.	36,423
1,130	TMX Group Ltd.	43,000
3,700	Torex Gold Resources, Inc.	176,677
1,513	Toromont Industries Ltd.	183,041
6,706	Toronto-Dominion Bank	632,027
2,837	Tourmaline Oil Corp.	127,262
7,825	TransAlta Corp.	98,965
838	Triple Flag Precious Metals Corp.	27,838
2,344	Vermilion Energy, Inc.	19,503
176	Victoria Gold Corp./Vancouver§,*	12
787	Waste Connections, Inc.	138,014
1,230	West Fraser Timber Co. Ltd.	75,204
Shares				Value (Note 1)
	Canada (Continued)
346	Wheaton Precious Metals Corp.			$40,676
22,928	Whitecap Resources, Inc.			192,104
12,871	Whitecap Resources, Inc.†			107,859
822	WSP Global, Inc.			148,835
				21,681,173
	Denmark—1.4%
2,025	AL Sydbank§			180,566
3,596	ALK-Abello AS§,*			129,005
13,309	Alm Brand AS§			39,553
15	AP Moller—Maersk AS, Class A§			34,545
30	AP Moller—Maersk AS, Class B§			69,148
799	Carlsberg AS, Class B§			104,742
610	Coloplast AS, Class B§			52,360
4,232	Danske Bank AS§			211,114
3,204	Demant AS*,§			108,155
275	DSV AS§			69,203
348	Genmab AS§,*			107,537
8,387	H Lundbeck AS§			56,929
4,236	H Lundbeck AS, Class A§			24,112
5,190	ISS AS§			177,275
1,595	Jyske Bank AS, Registered§			218,124
2,216	NK	T	AS§,*	277,028
15,655	Novo Nordisk AS, Class B§			797,979
1,873	Novonesis Novozymes B, Class B§			119,947
3,322	Orsted AS*,#,§			63,748
728	Pandora AS§			80,522
859	Ringkjoebing Landbobank AS§			206,653
2,239	Rockwool AS, Class A§			78,903
2,710	Rockwool AS, Class B§			95,388
1,163	Royal Unibrew AS§			105,114
2,761	Tryg AS§			72,263
4,343	Vestas Wind Systems AS§			117,255
				3,597,168
	Finland—1.1%
4,024	Elisa OYJ§			178,586
3,644	Finnair OYJ†,§			13,453
3,055	Fortum OYJ§			65,014
2,590	Huhtamaki OYJ§			90,263
844	Kalmar OYJ , Class B§			39,932
2,475	Kesko OYJ, Class A†,§			56,076
8,405	Kesko OYJ, Class B†,§			190,133
2,284	Kone OYJ, Class B§			162,000
1,954	Konecranes OYJ§			214,383

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Value (Note 1)
	Finland (Continued)
8,843	Mandatum OYJ§	$71,160
6,379	Metso OYJ§	111,294
1,635	Neste OYJ†,§	36,999
14,164	Nokia OYJ§	91,740
4,523	Nokia OYJ, ADR	29,264
17,546	Nordea Bank Abp§	330,748
727	Orion OYJ, Class A§	53,932
2,852	Orion OYJ, Class B§	212,969
17,450	Sampo OYJ, Class A§	211,437
16,255	Stora Enso OYJ, Class R†,§	203,525
2,814	UPM-Kymmene OYJ§	81,547
4,926	Valmet OYJ†,§	163,099
3,965	Wartsila OYJ Abp§	140,281
		2,747,835
	France—5.2%
1,160	Accor SA§	65,727
376	Aeroports de Paris SA†,§	49,124
971	Air France-KLM†,*,§	13,142
1,619	Air Liquide SA§	304,671
1,466	Airbus SE§	340,044
10,994	Alstom SA§,*	325,453
514	Amundi SA#,§	42,510
2,048	Arkema SA§	125,287
4,899	AXA SA§	235,616
6,942	Ayvens SA§,#	92,936
393	BioMerieux§	50,883
3,310	BNP Paribas SA§	313,211
2,694	Bouygues SA§	139,656
2,824	Bureau Veritas SA§	89,932
899	Capgemini SE§	148,886
20,987	Carrefour SA§	350,072
3,251	Cie de Saint-Gobain SA§	330,019
5,369	Cie Generale des Etablissements Michelin SCA§	178,057
3,850	Clariane SE*,§	17,744
4,277	Credit Agricole SA§	87,795
964	Danone SA§	86,981
24	Dassault Aviation SA§	7,691
1,320	Dassault Systemes SE§	36,868
2,327	Edenred SE§	51,696
1,299	Eiffage SA§	186,312
8,202	Elis SA§	233,141
14,139	Engie SA§	371,765
388	EssilorLuxottica SA§	122,676
1,472	Eurofins Scientific SE§	107,656
Shares		Value (Note 1)
	France (Continued)
557	Euronext NV#,§	$83,602
2,974	FDJ UNITED†,§	82,454
1,038	Gaztransport Et Technigaz SA§	190,434
3,075	Getlink SE§	56,841
155	Hermes International SCA§	382,958
585	Imerys SA§	16,460
319	Interparfums SA§	9,421
1,199	Ipsen SA§	167,459
2,579	JCDecaux SE§	46,776
390	Kering SA§	137,616
600	L'Oreal SA§	257,720
1,237	Legrand SA§	183,826
1,598	LVMH Moet Hennessy Louis Vuitton SE§	1,204,732
1,449	Nexans SA§	213,083
22,837	Orange SA§	381,039
659	Pernod Ricard SA§	56,416
579	Pluxee NV†,§	9,071
1,449	Publicis Groupe SA§	150,321
3,983	Renault SA§	164,892
6,407	Rexel SA§	251,839
1,264	Rubis SCA§	47,661
1,661	Safran SA§	577,996
2,397	Sanofi SA§	232,552
19	Sartorius Stedim Biotech§	4,675
1,406	Schneider Electric SE§	385,387
6,876	SCOR SE§	231,177
4,891	Societe Generale SA§	394,057
2,165	Sodexo SA§	110,913
272	Sopra Steria Group§	49,194
4,473	SPIE SA§	257,477
3,434	STMicroelectronics NV§	88,995
1,577	STMicroelectronics NV, Registered	40,907
6,187	Technip Energies NV§	235,003
2,518	Teleperformance SE§	181,429
428	Thales SA§	115,603
17,627	TotalEnergies SE§	1,148,890
191	Trigano SA§	39,366
6,427	Vallourec SACA†,§	118,218
2,909	Veolia Environnement SA§	101,355
3,910	Vinci SA§	549,071
12,678	Vivendi SE§	35,182
90	VusionGroup§	21,466
2,202	Worldline SA†,#,*,§	4,013
		13,523,098

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Value (Note 1)
	Germany—5.1%
952	adidas AG§	$187,400
575	Allianz SE, Registered§	263,734
878	Aumovio SE*,§	44,244
1,264	Aurubis AG§	184,479
8,301	BASF SE§	433,666
10,754	Bayer AG, Registered§	463,897
1,815	Bayerische Motoren Werke AG§	198,446
2,780	Bechtle AG§	142,727
325	Beiersdorf AG§	35,765
876	Bilfinger SE§	110,559
4,639	Brenntag SE§	270,189
925	Carl Zeiss Meditec AG, Bearer Shares§	43,430
3,830	Commerzbank AG§	162,147
1,756	Continental AG§	140,182
1,501	CTS Eventim AG & Co. KGaA§	137,780
4,527	Daimler Truck Holding AG§	198,507
1,140	Delivery Hero SE*,#,§	30,437
800	Deutsche Bank AG, Registered	30,848
11,171	Deutsche Bank AG, Registered§	434,492
1,149	Deutsche Boerse AG§	301,798
9,773	Deutsche Lufthansa AG, Registered§	96,639
8,585	Deutsche Post AG§	470,220
32,469	Deutsche Telekom AG, Registered§	1,053,208
943	Deutsche Wohnen SE§	22,934
390	DWS Group GmbH & Co. KGaA§,#	25,833
15,308	E.ON SE§	290,192
7,742	Evonik Industries AG§	121,501
655	Fielmann Group AG§	33,510
1,979	flatexDEGIRO AG§	84,809
1,460	Fraport AG Frankfurt Airport Services Worldwide§,*	119,440
5,080	Freenet AG§	175,073
2,203	Fresenius Medical Care AG§	105,546
2,089	Fresenius SE & Co. KGaA§	120,233
939	FUCHS SE§	33,092
3,525	GEA Group AG§	239,324
330	Hannover Rueck SE§	103,106
188	Hapag-Lloyd AG§,#	25,981
1,186	Heidelberg Materials AG§	310,577
844	Henkel AG & Co. KGaA§	64,479
1,340	Hensoldt AG§	115,799
135	HOCHTIEF AG§	53,433
7,904	Infineon Technologies AG§	350,217
Shares		Value (Note 1)
	Germany (Continued)
3,794	KION Group AG§	$303,360
919	Knorr-Bremse AG§	102,769
593	Krones AG§	94,619
1,874	LEG Immobilien SE§	136,860
2,405	Mercedes-Benz Group AG§	169,718
593	Merck KGaA§	85,120
441	MTU Aero Engines AG§	183,949
846	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, Registered§	558,680
663	Nemetschek SE§	72,293
3,080	Nordex SE§,*	105,370
4,631	Puma SE§	120,162
2,143	Qiagen NV§	97,812
5,548	Qiagen NV†	249,494
97	Rational AG§	75,082
1,363	RENK Group AG§	85,345
199	Rheinmetall AG§	364,907
1,496	RTL Group SA§	60,432
3,022	RWE AG§	160,803
1,493	SAP SE§	365,305
7,857	Schaeffler AG§	77,150
1,449	Scout24 SE#,§	146,053
1,021	Siemens AG, Registered§	286,734
1,755	Siemens Energy AG§,*	248,030
1,389	Siemens Healthineers AG§,#	72,891
668	Sixt SE§	55,538
871	Symrise AG§	70,482
764	Talanx AG§	101,983
16,458	thyssenkrupp AG§	177,930
822	Tkms AG& Co. KGaA*,§	63,636
13,698	TUI AG§,*	144,556
4,525	United Internet AG, Registered§	146,083
418	Volkswagen AG§	51,608
3,419	Vonovia SE§	98,577
615	Wacker Chemie AG§	50,106
7,176	Zalando SE§,*,#	213,063
		13,226,373
	Hong Kong—1.2%
49,400	AIA Group Ltd.§	507,412
7,800	ASMPT Ltd.§	77,622
41,411	Bank of East Asia Ltd.§	70,799
17,000	BOC Hong Kong Holdings Ltd.§	85,955
20,000	Bright Smart Securities & Commodities Group Ltd.*,§	20,641

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Value (Note 1)
	Hong Kong (Continued)
9,600	Budweiser Brewing Co. APAC Ltd.§,#	$9,338
10,181	Cathay Pacific Airways Ltd.§	16,237
10,906	CK Asset Holdings Ltd.§	54,935
13,000	CK Hutchison Holdings Ltd.§	88,569
2,500	CK Infrastructure Holdings Ltd.§	18,502
6,500	CLP Holdings Ltd.§	58,077
8,000	Cowell e Holdings, Inc.§,*	28,262
41,341	CTF Services Ltd.§	39,653
98,000	First Pacific Co. Ltd.§	74,939
78,000	FIT Hon Teng Ltd.§,*,#	49,101
10,000	Galaxy Entertainment Group Ltd.§	49,047
66,000	Guotai Junan International Holdings Ltd.§	21,501
20,000	Hang Lung Group Ltd.§	39,140
75,087	Hang Lung Properties Ltd.§	82,921
3,800	Hang Seng Bank Ltd.§	74,948
8,500	Henderson Land Development Co. Ltd.§	30,666
24,500	HK Electric Investments & HK Electric Investments Ltd.§	19,832
48,000	HKT Trust & HKT Ltd.§	70,938
44,457	Hong Kong & China Gas Co. Ltd.§	40,004
5,406	Hong Kong Exchanges & Clearing Ltd.§	282,463
10,000	Hysan Development Co. Ltd.§	24,234
11,500	Johnson Electric Holdings Ltd.§	43,573
26,500	Kerry Properties Ltd.§	68,853
9,991	Kowloon Development Co. Ltd.§	5,507
36,400	Man Wah Holdings Ltd.§	21,346
16,000	MGM China Holdings Ltd.§	26,856
6,185	MTR Corp. Ltd.§	23,651
28,188	NagaCorp Ltd.§	16,832
44,000	NewOcean Energy Holdings Ltd.§,*	—
52,789	PCCW Ltd.§	36,576
6,000	Power Assets Holdings Ltd.§	42,497
4,800	PRADA SpA§	27,679
49,200	Samsonite Group SA§,#	125,631
9,600	Sands China Ltd.§	24,194
12,000	Shandong Hi-Speed Holdings Group Ltd.§,*	2,097
22,000	Shangri-La Asia Ltd.§	13,427
18,000	SITC International Holdings Co. Ltd.§	64,309
96,250	SJM Holdings Ltd.§,*	29,722
3,500	Sun Hung Kai Properties Ltd.§	42,460
Shares		Value (Note 1)
	Hong Kong (Continued)
23,000	SUNeVision Holdings Ltd.§	$13,565
2,000	Swire Pacific Ltd., Class A§	16,085
15,000	Swire Pacific Ltd., Class B§	22,360
6,200	Swire Properties Ltd.§	16,695
8,000	Techtronic Industries Co. Ltd.§	91,910
42,000	United Laboratories International Holdings Ltd.§	62,383
60,826	WH Group Ltd.§,#	67,719
12,000	Wharf Real Estate Investment Co. Ltd.§	37,812
27,200	Wynn Macau Ltd.§	20,683
62,062	Xinyi Glass Holdings Ltd.§	65,782
35,500	Yue Yuen Industrial Holdings Ltd.§	72,782
		3,038,722
	Ireland—0.2%
23,256	AIB Group PLC§	249,902
8,063	Bank of Ireland Group PLC§	154,256
2,376	Glanbia PLC§	40,738
602	Kerry Group PLC, Class A§	55,183
1,085	Kingspan Group PLC§	93,755
		593,834
	Israel—0.9%
182	AFI Properties Ltd.§,*	13,362
162	Africa Israel Residences Ltd.§	14,055
734	Airport City Ltd.§,*	14,361
160	Alrov Properties & Lodgings Ltd.§	12,363
2,317	Amot Investments Ltd.§	18,188
471	Ashtrom Group Ltd.§	10,356
154	Azrieli Group Ltd.§	17,432
8,351	Bank Hapoalim BM§	188,933
11,303	Bank Leumi Le-Israel BM§	249,153
133	Bet Shemesh Engines Holdings 1997 Ltd.§,*	31,324
17,522	Bezeq The Israeli Telecommunication Corp. Ltd.§	39,059
92	Big Shopping Centers Ltd.§	22,082
124	Blue Square Real Estate Ltd.§	15,413
2,419	Carasso Motors Ltd.§,*	26,950
3,153	Cellcom Israel Ltd.§	37,156
614	Clal Insurance Enterprises Holdings Ltd.§	39,559
142	Danel Adir Yeoshua Ltd.§	21,014
523	Danya Cebus Ltd.§	23,322
260	Delek Automotive Systems Ltd.§	1,985

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Value (Note 1)
	Israel (Continued)
70	Delek Group Ltd.§	$18,704
208	Delta Galil Ltd.§	11,351
5,933	El Al Israel Airlines§,*	30,433
37	Elbit Systems Ltd.	21,375
600	Electra Ltd.§	20,508
111	Enlight Renewable Energy Ltd.§,*	5,047
50	Equital Ltd.§,*	2,531
1	Fattal Holdings 1998 Ltd.§,*	205
395	First International Bank of Israel Ltd.§	31,069
122	Formula Systems 1985 Ltd., ADR†	21,413
81	Fox Wizel Ltd.§	7,956
1,072	Harel Insurance Investments & Financial Services Ltd.§	41,723
313	Hilan Ltd.§	25,919
1,012	ICL Group Ltd.§	5,804
3,574	Inrom Construction Industries Ltd.§	24,689
1	Isracard Ltd.§	3
7,087	Israel Discount Bank Ltd., Class A§	75,261
50	Isras Investment Co. Ltd.§	15,448
302	Kenon Holdings Ltd.§	19,895
955	Kvutzat Acro Ltd.§	13,806
521	Lapidoth Capital Ltd.§	15,792
325	M Yochananof & Sons Ltd.§	34,526
267	Matrix IT Ltd.§	11,704
3,109	Max Stock Ltd.§	24,949
252	Mega Or Holdings Ltd.§	21,366
587	Meitav Investment House Ltd.§	21,307
526	Menora Mivtachim Holdings Ltd.§	65,667
5,819	Mivne Real Estate KD Ltd.§	28,486
1,235	Mizrahi Tefahot Bank Ltd.§	86,245
515	Next Vision Stabilized Systems Ltd.§	33,946
156	Nice Ltd.§,*	17,701
12	Nice Ltd., ADR†,*	1,356
58	Nova Ltd.§,*	19,330
71,300	Oil Refineries Ltd.§	22,188
831	One Software Technologies Ltd.§	22,966
564	OY Nofar Energy Ltd.§,*	19,853
2,855	Partner Communications Co. Ltd.§	34,506
109	Paz Retail & Energy Ltd.§	24,464
1,791	Phoenix Financial Ltd.§	74,117
394	Prashkovsky Investments & Construction Ltd.*,§	19,370
Shares		Value (Note 1)
	Israel (Continued)
282	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.§	$31,133
1,204	Retailors Ltd.§	16,064
1,415	Shapir Engineering & Industry Ltd.§	13,903
5,468	Shikun & Binui Ltd.§,*	31,591
2,661	Shufersal Ltd.§	33,218
595	Strauss Group Ltd.§	20,721
1,975	Tamar Petroleum Ltd.§,#	23,486
1,120	Tel Aviv Stock Exchange Ltd.§	33,317
473	Teva Pharmaceutical Industries Ltd.§,*	14,855
6,714	Teva Pharmaceutical Industries Ltd., ADR*	209,544
160	Tower Semiconductor Ltd.*	18,787
2,836	Veridis Environment Ltd.§,*	32,000
1,594	YD More Investments Ltd.§	28,279
		2,295,944
	Italy—2.1%
54,886	A2A SpA§	148,836
1,699	ACEA SpA§	44,124
2,261	Amplifon SpA§	36,435
3,420	Azimut Holding SpA§	142,882
1,582	Banca Generali SpA§	105,962
1,670	Banca Mediolanum SpA§	38,026
4,690	Banca Monte dei Paschi di Siena SpA§	49,928
8,540	Banco BPM SpA†,§	129,720
9,455	BPER Banca SpA§	127,855
920	Brunello Cucinelli SpA†,§	105,867
2,416	Buzzi SpA§	146,855
2,916	Credito Emiliano SpA§	52,128
416	Danieli & C Officine Meccaniche SpA§	24,461
5,293	Davide Campari-Milano NV†,§	34,366
1,614	De' Longhi SpA†,§	68,880
52,438	Enel SpA§	546,358
12,764	Eni SpA§	242,109
562	Ferrari NV§	209,252
5,782	FinecoBank Banca Fineco SpA§	150,154
1,236	Generali§	51,882
30,199	Hera SpA§	142,484
4,304	Infrastrutture Wireless Italiane SpA†,#,§	39,884
868	Interpump Group SpA†,§	47,532

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Value (Note 1)
	Italy (Continued)
37,367	Intesa Sanpaolo SpA§	$258,800
17,564	Iren SpA§	52,662
16,195	Italgas SpA§	181,082
7,657	Iveco Group NV§	168,901
931	Leonardo SpA§	53,333
1,168	Lottomatica Group SpA§	30,651
2,387	Maire SpA§	36,333
1,371	Moncler SpA§	88,116
20,578	Nexi SpA†,#,§	101,525
15,698	Pirelli & C SpA§,#	107,944
2,463	Poste Italiane SpA#,§	61,963
1,227	Prysmian SpA§	122,347
1,690	Recordati Industria Chimica e Farmaceutica SpA§	96,264
624	Reply SpA§	83,907
55,163	Saipem SpA†,§	157,277
10,138	Snam SpA§	67,353
756	SOL SpA†,§	43,473
10,907	Stellantis NV§	120,414
2,766	Technogym SpA#,§	52,217
399,582	Telecom Italia SpA§,*	239,700
1,807	Tenaris SA§	34,857
582	Tenaris SA, ADR†	22,378
8,182	Terna—Rete Elettrica Nazionale†,§	87,002
5,312	UniCredit SpA§	440,980
3,067	Unipol Assicurazioni SpA§	73,775
12,239	Webuild SpA†,§	49,022
		5,518,256
	Japan—14.1%
900	77 Bank Ltd.§	43,368
800	ABC-Mart, Inc.§	13,613
3,100	ADEKA Corp.§	76,757
3,600	Advantest Corp.§	454,478
5,585	Aeon Co. Ltd.§	88,275
1,900	AGC, Inc.§	63,037
1,300	Ai Holdings Corp.§	23,429
2,500	Aica Kogyo Co. Ltd.§	56,111
900	Ain Holdings, Inc.§	38,316
3,100	Air Water, Inc.§	44,592
5,100	Aisin Corp.§	95,379
2,200	Ajinomoto Co., Inc.§	46,532
2,500	Alfresa Holdings Corp.§	38,826
8,800	Alps Alpine Co. Ltd.§	112,135
2,600	ALSOK Co. Ltd.§	20,410
Shares		Value (Note 1)
	Japan (Continued)
2,700	Amada Co. Ltd.§	$31,966
1,900	Amano Corp.§	51,113
500	ANA Holdings, Inc.§	9,497
400	Anycolor, Inc.§	12,345
1,800	Aozora Bank Ltd.†,§	28,774
900	Arcs Co. Ltd.§	19,415
1,000	Artience Co. Ltd.†,§	21,977
2,200	As One Corp.§	33,810
7,500	Asahi Group Holdings Ltd.§	78,455
1,600	Asahi Intecc Co. Ltd.§	29,974
12,100	Asahi Kasei Corp.§	107,385
4,400	Asics Corp.§	105,999
1,400	ASKUL Corp.§	12,506
10,200	Astellas Pharma, Inc.§	136,282
1,800	AZ-COM MARUWA Holdings, Inc.§	11,342
4,400	Azbil Corp.§	39,995
2,900	Bandai Namco Holdings, Inc.§	77,295
1,000	BayCurrent, Inc.§	41,402
3,800	Bic Camera, Inc.§	40,766
900	BIPROGY, Inc.§	31,088
400	Blue Zones Holdings Co. Ltd.§	21,686
4,600	Bridgestone Corp.†,§	103,472
2,300	Brother Industries Ltd.§	45,887
400	C Uyemura & Co. Ltd.§	37,306
2,200	Calbee, Inc.§	42,070
500	Canon Marketing Japan, Inc.†,§	21,949
3,700	Canon, Inc.†,§	109,529
2,100	Capcom Co. Ltd.§	48,858
2,700	Casio Computer Co. Ltd.§	21,897
2,500	Central Japan Railway Co.§	69,305
3,700	Chiba Bank Ltd.§	41,135
3,800	Chubu Electric Power Co., Inc.§	58,495
3,100	Chugai Pharmaceutical Co. Ltd.§	162,961
5,900	Chugin Financial Group, Inc.§	92,845
6,100	Chugoku Electric Power Co., Inc.§	38,693
700	Chugoku Marine Paints Ltd.§	19,764
5,500	Citizen Watch Co. Ltd.§	44,832
2,000	CKD Corp.§	39,128
1,200	Coca-Cola Bottlers Japan Holdings, Inc.§	24,272
2,500	Colowide Co. Ltd.†,§	28,043
900	COMSYS Holdings Corp.§	26,172
1,000	Cosmo Energy Holdings Co. Ltd.§	26,646
400	Cosmos Pharmaceutical Corp.§	20,337
The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Value (Note 1)
	Japan (Continued)
9,600	Create Restaurants Holdings, Inc.†,§	$47,527
1,100	Create SD Holdings Co. Ltd.§	23,438
1,800	CyberAgent, Inc.§	15,385
1,300	Cybozu, Inc.†,§	23,366
1,500	Dai Nippon Printing Co. Ltd.§	25,819
3,000	Dai-Dan Co. Ltd.§	47,489
18,600	Dai-ichi Life Holdings, Inc.§	154,421
7,800	Daicel Corp.†,§	69,517
5,600	Daido Steel Co. Ltd.§	57,252
1,100	Daifuku Co. Ltd.§	34,675
200	Daihen Corp.§	12,782
4,300	Daiichi Sankyo Co. Ltd.§	91,580
2,000	Daiichikosho Co. Ltd.§	21,527
1,300	Daikin Industries Ltd.§	166,885
8,400	Daishi Hokuetsu Financial Group, Inc.§	87,072
3,000	Daito Trust Construction Co. Ltd.§	57,215
3,900	Daiwa House Industry Co. Ltd.§	129,517
4,700	Daiwa Securities Group, Inc.§	41,171
3,300	Daiwabo Holdings Co. Ltd.§	64,973
5,300	DCM Holdings Co. Ltd.§	54,912
2,200	Denka Co. Ltd.§	38,574
9,800	Denso Corp.§	135,185
900	Dentsu Group, Inc.§	19,106
1,200	Dentsu Soken, Inc.§	20,984
3,000	Dexerials Corp.§	50,443
3,600	DIC Corp.†,§	83,914
400	Disco Corp.§	123,356
3,100	DMG Mori Co. Ltd.†,§	51,767
1,900	Dowa Holdings Co. Ltd.§	90,259
3,700	DTS Corp.§	29,011
3,300	East Japan Railway Co.§	87,334
1,700	Ebara Corp.§	40,097
2,100	EDION Corp.§	28,418
1,400	Eisai Co. Ltd.§	41,535
1,200	Elecom Co. Ltd.§	13,202
1,800	Electric Power Development Co. Ltd.§	36,375
16,000	ENEOS Holdings, Inc.§	113,067
1,000	Exedy Corp.§	35,870
7,200	EXEO Group, Inc.§	119,529
1,900	Ezaki Glico Co. Ltd.†,§	65,716
1,300	FANUC Corp.§	50,596
900	Fast Retailing Co. Ltd.§	326,387
1,200	Food & Life Cos. Ltd.§	60,831
Shares		Value (Note 1)
	Japan (Continued)
1,400	FP Corp.§	$23,531
900	Fuji Co. Ltd.†,§	12,277
3,300	Fuji Corp.§	76,824
1,400	Fuji Electric Co. Ltd.§	106,131
500	Fuji Kyuko Co. Ltd.§	6,620
700	Fuji Oil Co. Ltd.§	16,322
1,900	Fuji Seal International, Inc.§	38,041
2,800	FUJIFILM Holdings Corp.§	59,825
1,200	Fujikura Ltd.§	134,022
900	Fujimi, Inc.§	13,645
5,900	Fujitsu Ltd.§	161,764
400	Fukuda Denshi Co. Ltd.§	19,272
1,200	Fukuoka Financial Group, Inc.§	38,733
600	Fukuyama Transporting Co. Ltd.§	16,930
1,000	Furukawa Electric Co. Ltd.§	64,075
900	Fuso Chemical Co. Ltd.†,§	36,657
2,000	Future Corp.§	25,265
2,400	Glory Ltd.§	60,731
300	GMO Payment Gateway, Inc.§	18,634
1,200	Goldwin, Inc.§	19,235
3,400	GS Yuasa Corp.§	81,515
2,900	Gunma Bank Ltd.§	31,895
2,100	H.U. Group Holdings, Inc.§	45,362
3,400	H2O Retailing Corp.§	44,772
2,800	Hachijuni Bank Ltd.§	30,239
7,300	Hakuhodo DY Holdings, Inc.†,§	54,535
1,800	Hamamatsu Photonics KK§	19,131
1,900	Hankyu Hanshin Holdings, Inc.§	47,785
1,500	Hanwa Co. Ltd.§	68,725
1,000	Happinet Corp.§	18,849
3,500	Haseko Corp.§	69,309
6,300	Hazama Ando Corp.§	76,112
700	Heiwado Co. Ltd.§	12,909
12,900	Hino Motors Ltd.§,*	31,818
8,400	Hirogin Holdings, Inc.§	84,573
200	Hirose Electric Co. Ltd.§	22,114
1,000	HIS Co. Ltd.§	8,442
900	Hitachi Construction Machinery Co. Ltd.§	26,640
20,000	Hitachi Ltd.§	620,473
6,200	Hokkaido Electric Power Co., Inc.§	41,442
3,000	Hokuetsu Corp.†,§	17,117
2,800	Hokuhoku Financial Group, Inc.§	81,713
2,300	Hokuriku Electric Power Co.§	14,289
13,900	Honda Motor Co. Ltd.§	136,065

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Value (Note 1)
	Japan (Continued)
300	Horiba Ltd.§	$30,613
600	Hoshizaki Corp.§	20,040
2,500	House Foods Group, Inc.§	46,035
2,000	Hoya Corp.§	302,938
4,400	Hulic Co. Ltd.†,§	48,101
8,400	Hyakugo Bank Ltd.§	61,288
1,400	Ibiden Co. Ltd.§	59,576
3,300	Ichibanya Co. Ltd.†,§	19,207
8,800	Ichigo, Inc.§	24,615
4,400	Idemitsu Kosan Co. Ltd.§	33,190
3,500	IHI Corp.§	61,712
1,100	Iida Group Holdings Co. Ltd.§	17,695
3,800	Inaba Denki Sangyo Co. Ltd.§	61,887
1,500	Inabata & Co. Ltd.§	35,877
7,512	INFRONEER Holdings, Inc.§	102,593
8,400	Inpex Corp.§	166,232
1,200	Internet Initiative Japan, Inc.§	21,196
1,500	Isetan Mitsukoshi Holdings Ltd.§	21,847
6,000	Isuzu Motors Ltd.§	93,536
1,900	Ito En Ltd.§	37,294
14,500	ITOCHU Corp.§	183,028
2,700	Itochu Enex Co. Ltd.§	32,669
680	Itoham Yonekyu Holdings, Inc.§	24,331
7,200	Iwatani Corp.§	75,762
1,900	Iyogin Holdings, Inc.†,§	30,869
1,900	Izumi Co. Ltd.§	36,411
3,500	J. Front Retailing Co. Ltd.§	49,208
1,200	JAC Recruitment Co. Ltd.§	8,144
1,400	Japan Airlines Co. Ltd.§	26,059
1,900	Japan Airport Terminal Co. Ltd.§	53,246
1,800	Japan Aviation Electronics Industry Ltd.§	28,949
4,400	Japan Elevator Service Holdings Co. Ltd.§	48,861
7,200	Japan Exchange Group, Inc.§	76,848
1,200	Japan Material Co. Ltd.§	11,877
5,400	Japan Post Holdings Co. Ltd.§	56,785
1,000	Japan Post Insurance Co. Ltd.§	30,006
3,000	Japan Securities Finance Co. Ltd.§	38,738
400	Japan Steel Works Ltd.§	19,658
3,000	Japan Tobacco, Inc.§	107,961
1,600	Jeol Ltd.§	51,459
2,500	JFE Holdings, Inc.§	31,812
2,000	JTEKT Corp.§	22,182
1,300	Juroku Financial Group, Inc.§	59,553
Shares		Value (Note 1)
	Japan (Continued)
1,000	Justsystems Corp.§	$32,245
7,700	JVCKenwood Corp.§	59,068
5,000	K's Holdings Corp.§	51,739
1,500	Kaga Electronics Co. Ltd.§	37,149
2,900	Kagome Co. Ltd.†,§	49,868
700	Kajima Corp.§	26,103
2,900	Kakaku.com, Inc.§	42,916
400	Kamigumi Co. Ltd.§	12,923
7,000	Kanadevia Corp.§	42,530
500	Kanamoto Co. Ltd.§	12,503
800	Kandenko Co. Ltd.§	25,709
2,000	Kaneka Corp.§	56,096
8,200	Kanematsu Corp.§	94,275
4,100	Kansai Electric Power Co., Inc.§	64,333
4,700	Kansai Paint Co. Ltd.§	74,161
1,500	Kao Corp.§	60,024
1,800	Katitas Co. Ltd.§	36,602
800	Kato Sangyo Co. Ltd.§	32,792
900	Kawasaki Heavy Industries Ltd.§	59,534
28,400	KDDI Corp.§	491,274
1,800	Keihan Holdings Co. Ltd.§	38,904
2,300	Keikyu Corp.†,§	22,518
700	Keio Corp.§	18,099
1,800	Keisei Electric Railway Co. Ltd.§	14,796
900	Kewpie Corp.†,§	24,926
400	Keyence Corp.§	144,922
3,300	Kikkoman Corp.†,§	29,925
1,500	Kintetsu Group Holdings Co. Ltd.§	29,411
5,200	Kirin Holdings Co. Ltd.§	78,212
1,700	Kiyo Bank Ltd.§	35,327
1,300	Kobe Bussan Co. Ltd.§	31,435
4,600	Kobe Steel Ltd.§	60,672
1,800	Koito Manufacturing Co. Ltd.§	26,619
1,100	Kokusai Electric Corp.§	38,396
7,700	Kokuyo Co. Ltd.†,§	43,011
6,500	Komatsu Ltd.§	207,785
900	KOMEDA Holdings Co. Ltd.§	17,425
900	Komeri Co. Ltd.§	19,627
400	Konami Group Corp.§	54,521
21,400	Konica Minolta, Inc.§	93,090
1,200	Konoike Transport Co. Ltd.§	25,138
500	Kose Corp.§	16,759
3,800	Kotobuki Spirits Co. Ltd.§	44,502
600	Kraftia Corp.§	29,512
4,400	Kubota Corp.§	62,132

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Value (Note 1)
	Japan (Continued)
3,600	Kumagai Gumi Co. Ltd.§	$35,548
500	Kura Sushi, Inc.†,§	10,371
11,000	Kuraray Co. Ltd.†,§	111,260
1,200	Kureha Corp.§	31,316
800	Kurita Water Industries Ltd.§	32,457
1,700	Kusuri No. Aoki Holdings Co. Ltd.†,§	50,778
1,300	KYB Corp.§	37,088
2,500	Kyoritsu Maintenance Co. Ltd.§	44,758
1,300	Kyoto Financial Group, Inc.§	28,348
1,800	Kyowa Kirin Co. Ltd.†,§	28,977
3,100	Kyushu Electric Power Co., Inc.§	33,257
9,600	Kyushu Financial Group, Inc.§	62,221
1,200	Kyushu Railway Co.§	31,264
600	Lasertec Corp.†,§	113,871
5,600	Leopalace21 Corp.§	23,534
2,100	Life Corp.§	34,232
1,800	Lintec Corp.§	50,850
5,300	Lion Corp.†,§	55,946
3,000	Lixil Corp.§	36,247
8,500	LY Corp.§	22,632
2,200	M3, Inc.§	29,793
6,200	Mabuchi Motor Co. Ltd.§	56,978
4,900	Macnica Holdings, Inc.†,§	74,955
600	Makino Milling Machine Co. Ltd.§	42,280
900	Makita Corp.§	27,186
2,300	Mani, Inc.§	21,324
2,200	Marubeni Corp.§	61,219
6,000	Maruha Nichiro Corp.§	49,186
2,000	Marui Group Co. Ltd.§	41,043
100	Maruwa Co. Ltd.§	27,042
4,100	Matsui Securities Co. Ltd.§	22,359
1,820	MatsukiyoCocokara & Co.§	31,596
200	Matsuyafoods Holdings Co. Ltd.§	8,284
1,000	Max Co. Ltd.§	44,140
5,700	Mazda Motor Corp.§	44,516
500	McDonald's Holdings Co. Japan Ltd.§	20,413
5,400	Mebuki Financial Group, Inc.§	35,688
1,600	Medipal Holdings Corp.§	28,325
900	Medley, Inc.†,*,§	13,550
1,800	Megmilk Snow Brand Co. Ltd.§	37,141
1,700	Meidensha Corp.§	60,565
2,100	MEIJI Holdings Co. Ltd.§	46,834
500	Meiko Electronics Co. Ltd.§	34,278
Shares		Value (Note 1)
	Japan (Continued)
2,600	MEITEC Group Holdings, Inc.§	$58,870
2,200	Mercari, Inc.§,*	44,261
1,000	Micronics Japan Co. Ltd.†,§	44,803
3,500	Minebea Mitsumi, Inc.§	70,293
3,400	Mirait One Corp.§	76,139
2,100	MISUMI Group, Inc.§	32,850
15,500	Mitsubishi Chemical Group Corp.§	90,530
4,600	Mitsubishi Corp.§	105,406
6,900	Mitsubishi Electric Corp.§	202,422
1,200	Mitsubishi Estate Co. Ltd.§	29,226
1,500	Mitsubishi Gas Chemical Co., Inc.§	27,216
7,100	Mitsubishi Heavy Industries Ltd.§	173,893
800	Mitsubishi Logisnext Co. Ltd.§	7,856
4,100	Mitsubishi Logistics Corp.§	31,307
3,900	Mitsubishi Materials Corp.§	91,432
8,100	Mitsubishi Motors Corp.§	19,217
38,500	Mitsubishi UFJ Financial Group, Inc.§	611,392
3,400	Mitsui Chemicals, Inc.§	43,487
800	Mitsui E&S Co. Ltd.§	28,425
6,700	Mitsui Fudosan Co. Ltd.§	76,229
1,200	Mitsui Kinzoku Co. Ltd.§	135,559
1,500	Mitsui-Soko Holdings Co. Ltd.§	35,654
2,500	Miura Co. Ltd.§	48,549
8,290	Mizuho Financial Group, Inc.§	301,024
2,100	Mizuno Corp.§	41,529
300	Modec, Inc.§	22,835
800	Monogatari Corp.§	22,480
2,900	MonotaRO Co. Ltd.§	46,576
2,600	Morinaga & Co. Ltd.§	44,122
3,100	Morinaga Milk Industry Co. Ltd.§	73,722
7,500	MS&AD Insurance Group Holdings, Inc.§	176,604
5,900	Murata Manufacturing Co. Ltd.§	122,482
1,500	Musashi Seimitsu Industry Co. Ltd.§	24,505
700	Nabtesco Corp.§	16,773
2,700	Nagase & Co. Ltd.§	65,631
4,900	Nagoya Railroad Co. Ltd.†,§	52,576
2,500	Nakanishi, Inc.§	31,638
1,800	Namura Shipbuilding Co. Ltd.§	40,792
2,700	Nankai Electric Railway Co. Ltd.†,§	51,347
3,200	NEC Corp.§	107,901
1,300	Nexon Co. Ltd.§	31,891
3,900	NGK Insulators Ltd.§	83,532
1,000	NH Foods Ltd.§	41,845

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Value (Note 1)
	Japan (Continued)
2,100	NHK Spring Co. Ltd.§	$33,812
1,500	Nichias Corp.§	64,937
6,000	Nichirei Corp.§	71,528
4,300	NIDEC Corp.§	58,231
1,900	Nifco, Inc.†,§	58,798
2,800	Nihon Kohden Corp.§	30,122
10,300	Nihon M&A Center Holdings, Inc.§	47,435
1,200	Nikkon Holdings Co. Ltd.†,§	26,095
2,700	Nikon Corp.†,§	30,096
400	Nintendo Co. Ltd.§	27,020
1,900	Nippn Corp.§	28,912
3,300	Nippon Electric Glass Co. Ltd.§	129,826
2,600	Nippon Express Holdings, Inc.§	55,644
3,500	Nippon Gas Co. Ltd.§	66,276
5,700	Nippon Kayaku Co. Ltd.§	61,061
6,200	Nippon Paint Holdings Co. Ltd.†,§	41,414
1,300	Nippon Sanso Holdings Corp.§	38,819
2,600	Nippon Shinyaku Co. Ltd.§	93,678
4,500	Nippon Shokubai Co. Ltd.§	57,619
1,800	Nippon Soda Co. Ltd.§	41,624
16,700	Nippon Steel Corp.§	68,297
7,400	Nipro Corp.§	69,803
4,800	Nishi-Nippon Financial Holdings, Inc.§	98,302
2,400	Nishi-Nippon Railroad Co. Ltd.§	42,788
1,000	Nishimatsu Construction Co. Ltd.§	36,424
800	Nishimatsuya Chain Co. Ltd.§	10,462
1,800	Nissan Chemical Corp.§	61,684
12,700	Nissan Motor Co. Ltd.*,§	31,544
800	Nisshin Oillio Group Ltd.§	26,789
1,400	Nisshin Seifun Group, Inc.§	17,173
5,000	Nisshinbo Holdings, Inc.§	41,902
1,800	Nissin Foods Holdings Co. Ltd.§	33,544
12,900	Nissui Corp.§	94,064
2,000	Niterra Co. Ltd.§	88,085
2,000	Nitori Holdings Co. Ltd.§	35,010
400	Nitto Boseki Co. Ltd.§	25,750
4,100	Nitto Denko Corp.§	97,420
700	Nitto Kogyo Corp.§	18,403
300	Noevir Holdings Co. Ltd.§	8,769
2,100	NOF Corp.§	40,436
11,100	Nojima Corp.§	84,360
16,900	Nomura Holdings, Inc.§	140,581
7,500	Nomura Real Estate Holdings, Inc.§	46,211
2,200	Nomura Research Institute Ltd.§	84,693
Shares		Value (Note 1)
	Japan (Continued)
10,000	North Pacific Bank Ltd.§	$53,903
2,000	NSD Co. Ltd.§	44,244
9,700	NSK Ltd.§	60,318
10,100	NTN Corp.†,§	23,669
104,100	NTT, Inc.§	105,026
3,100	Obayashi Corp.§	64,755
1,000	Obic Co. Ltd.§	31,424
2,100	Odakyu Electric Railway Co. Ltd.§	22,879
900	Ohsho Food Service Corp.§	18,491
7,400	Oji Holdings Corp.§	40,651
2,700	Okamura Corp.§	39,541
4,600	Okasan Securities Group, Inc.§	22,061
1,300	Okinawa Cellular Telephone Co.§	23,478
1,600	OKUMA Corp.§	36,994
1,400	Okumura Corp.§	55,358
6,000	Olympus Corp.§	76,429
1,200	Omron Corp.§	30,407
1,800	Ono Pharmaceutical Co. Ltd.†,§	24,949
900	Open House Group Co. Ltd.§	52,772
300	Oracle Corp.§	25,284
400	Organo Corp.§	33,149
3,300	Oriental Land Co. Ltd.§	61,042
2,100	Osaka Gas Co. Ltd.§	72,890
2,900	OSG Corp.§	42,353
1,400	Otsuka Corp.§	28,821
2,100	Otsuka Holdings Co. Ltd.§	118,639
1,600	PAL GROUP Holdings Co. Ltd.§	20,852
1,200	PALTAC Corp.§	36,964
12,500	Pan Pacific International Holdings Corp.§	74,490
16,800	Panasonic Holdings Corp.§	219,778
4,400	Park24 Co. Ltd.§	58,730
8,000	Penta-Ocean Construction Co. Ltd.§	80,583
26,000	Persol Holdings Co. Ltd.§	48,181
1,100	PHC Holdings Corp.§	7,816
4,400	Pigeon Corp.†,§	45,169
1,200	Pilot Corp.†,§	37,354
700	Raito Kogyo Co. Ltd.§	15,096
2,600	Rakus Co. Ltd.§	17,279
300	Rakuten Bank Ltd.§,*	13,128
4,200	Rakuten Group, Inc.§,*	26,948
6,400	Recruit Holdings Co. Ltd.§	365,101
2,100	Relo Group, Inc.§	22,950
6,900	Renesas Electronics Corp.§,*	94,497
8,900	Rengo Co. Ltd.§	68,970

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Value (Note 1)
	Japan (Continued)
7,900	Resona Holdings, Inc.§	$74,905
1,600	Resonac Holdings Corp.§	66,823
5,200	Resorttrust, Inc.§	65,197
6,400	Ricoh Co. Ltd.§	56,187
1,200	Rinnai Corp.§	30,387
1,500	Rohto Pharmaceutical Co. Ltd.§	25,173
3,000	Rorze Corp.§	43,167
5,900	Round One Corp.†,§	42,062
2,000	Royal Holdings Co. Ltd.†,§	16,843
3,000	Ryohin Keikaku Co. Ltd.§	53,301
1,164	Ryoyo Ryosan Holdings, Inc.§	23,090
1,100	Saizeriya Co. Ltd.§	38,556
1,100	Sakata Seed Corp.§	29,965
600	San-A Co. Ltd.§	11,341
5,700	San-In Godo Bank Ltd.§	54,041
1,800	Sangetsu Corp.§	35,711
1,200	Sanken Electric Co. Ltd.†,*,§	44,345
900	Sanki Engineering Co. Ltd.§	33,020
3,000	Sankyo Co. Ltd.§	48,696
1,300	Sankyu, Inc.§	70,085
1,300	Sanrio Co. Ltd.§	40,785
2,000	Sansan, Inc.*,§	22,162
3,600	Santen Pharmaceutical Co. Ltd.§	37,317
1,600	Sanwa Holdings Corp.§	41,617
3,000	Sapporo Holdings Ltd.†,§	32,341
4,800	Sawai Group Holdings Co. Ltd.§	72,078
3,400	SBI Holdings, Inc.§	73,377
600	SCREEN Holdings Co. Ltd.†,§	58,172
2,200	Secom Co. Ltd.§	78,186
300	Sega Sammy Holdings, Inc.§	4,690
1,900	Seibu Holdings, Inc.§	52,238
2,400	Seiko Epson Corp.§	30,416
900	Seiko Group Corp.§	42,001
1,200	Seino Holdings Co. Ltd.§	18,036
1,700	Seiren Co. Ltd.§	33,170
2,700	Sekisui Chemical Co. Ltd.§	45,298
3,200	Sekisui House Ltd.§	71,428
4,800	Senko Group Holdings Co. Ltd.†,§	59,905
1,700	Seria Co. Ltd.§	37,757
23,200	Seven & i Holdings Co. Ltd.§	333,173
22,100	Seven Bank Ltd.§	43,006
3,200	SG Holdings Co. Ltd.†,§	29,339
1,200	Sharp Corp.†,*,§	5,902
5,100	SHIFT, Inc.†,*,§	32,005
1,300	Shiga Bank Ltd.†,§	59,461
Shares		Value (Note 1)
	Japan (Continued)
4,500	Shikoku Electric Power Co., Inc.§	$44,452
1,700	Shimadzu Corp.§	45,274
200	Shimano, Inc.§	21,116
1,800	Shimizu Corp.§	30,693
7,500	Shin-Etsu Chemical Co. Ltd.§	233,236
1,700	Shionogi & Co. Ltd.§	30,760
3,700	Ship Healthcare Holdings, Inc.§	61,916
1,200	Shiseido Co. Ltd.†,§	17,516
2,500	Shizuoka Financial Group, Inc.§	38,695
5,200	SHO-BOND Holdings Co. Ltd.†,§	43,904
5,600	Simplex Holdings, Inc.§	37,606
400	Sinfonia Technology Co. Ltd.§	23,221
1,900	SKY Perfect JSAT Holdings, Inc.§	24,234
2,300	Skylark Holdings Co. Ltd.†,§	49,426
100	SMC Corp.§	34,820
2,800	Socionext, Inc.§	39,060
151,000	SoftBank Corp.§	207,302
1,160	Sojitz Corp.§	36,075
2,700	Sompo Holdings, Inc.§	91,921
34,900	Sony Financial Group, Inc.§,*	36,930
52,700	Sony Group Corp.§	1,347,020
3,000	Sotetsu Holdings, Inc.§	53,908
300	Square Enix Holdings Co. Ltd.§	5,484
1,500	Starts Corp., Inc.§	45,830
6,400	Subaru Corp.§	137,453
1,200	Sugi Holdings Co. Ltd.§	28,294
4,700	SUMCO Corp.§	42,869
1,000	Sumitomo Bakelite Co. Ltd.§	33,009
10,600	Sumitomo Chemical Co. Ltd.§	30,173
4,300	Sumitomo Corp.§	148,715
7,200	Sumitomo Electric Industries Ltd.§	291,521
4,800	Sumitomo Forestry Co. Ltd.†,§	49,014
3,600	Sumitomo Heavy Industries Ltd.§	95,061
12,300	Sumitomo Mitsui Financial Group, Inc.§	395,855
3,000	Sumitomo Mitsui Trust Group, Inc.§	91,158
800	Sumitomo Osaka Cement Co. Ltd.§	19,436
3,200	Sumitomo Realty & Development Co. Ltd.§	80,195
2,800	Sumitomo Rubber Industries Ltd.§	43,189
700	Sundrug Co. Ltd.§	19,278
800	Suntory Beverage & Food Ltd.†,§	24,175
4,100	Suruga Bank Ltd.§	44,600
1,600	Suzuken Co. Ltd.§	62,623
11,200	Suzuki Motor Corp.§	166,342

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Value (Note 1)
	Japan (Continued)
1,200	SWCC Corp.§	$79,404
3,900	Sysmex Corp.§	38,441
6,800	Systena Corp.§	22,330
3,400	T&D Holdings, Inc.§	78,349
1,800	Taiheiyo Cement Corp.§	44,709
800	Taikisha Ltd.§	16,842
600	Taisei Corp.§	56,880
3,400	Taiyo Holdings Co. Ltd.§	103,438
3,900	Taiyo Yuden Co. Ltd.†,§	88,364
4,000	Takara Holdings, Inc.†,§	40,991
600	Takasago Thermal Engineering Co. Ltd.§	17,009
3,400	Takashimaya Co. Ltd.†,§	35,726
11,800	Takeda Pharmaceutical Co. Ltd.§	366,590
1,500	Takeuchi Manufacturing Co. Ltd.§	64,432
4,000	Tamron Co. Ltd.§	26,436
13,000	TDK Corp.§	183,932
5,900	Teijin Ltd.§	51,052
2,500	Terumo Corp.§	36,423
800	THK Co. Ltd.§	20,453
1,200	TIS, Inc.§	40,168
700	TKC Corp.§	19,260
3,100	Toagosei Co. Ltd.§	32,504
1,500	Tobu Railway Co. Ltd.§	25,267
6,600	Toda Corp.§	53,281
1,300	Toei Animation Co. Ltd.§	22,627
1,900	Toenec Corp.§	23,550
400	Toho Co. Ltd.§	20,397
1,500	Toho Gas Co. Ltd.†,§	44,573
1,200	Toho Holdings Co. Ltd.†,§	35,734
3,300	Tohoku Electric Power Co., Inc.§	24,232
9,700	Tokai Carbon Co. Ltd.§	60,061
1,600	TOKAI Holdings Corp.†,§	11,043
3,000	Tokai Rika Co. Ltd.§	59,717
13,700	Tokio Marine Holdings, Inc.§	508,624
3,100	Tokuyama Corp.§	81,393
6,100	Tokyo Electric Power Co. Holdings, Inc.*,§	25,502
2,700	Tokyo Electron Ltd.§	592,967
1,400	Tokyo Gas Co. Ltd.§	55,357
1,400	Tokyo Kiraboshi Financial Group, Inc.§	77,553
700	Tokyo Ohka Kogyo Co. Ltd.†,§	25,998
1,300	Tokyo Seimitsu Co. Ltd.§	91,924
Shares		Value (Note 1)
	Japan (Continued)
2,000	Tokyo Steel Manufacturing Co. Ltd.§	$18,849
1,500	Tokyo Tatemono Co. Ltd.§	33,871
3,000	Tokyu Corp.§	35,104
9,700	Tokyu Fudosan Holdings Corp.§	88,224
2,700	Tomy Co. Ltd.†,§	47,482
5,800	Toray Industries, Inc.§	37,800
500	Toridoll Holdings Corp.†,§	13,523
1,300	Toshiba TEC Corp.§	22,760
3,600	Tosoh Corp.§	53,944
400	Totetsu Kogyo Co. Ltd.§	11,612
1,000	TOTO Ltd.§	27,611
700	Towa Pharmaceutical Co. Ltd.†,§	16,269
1,000	Toyo Seikan Group Holdings Ltd.§	24,383
500	Toyo Suisan Kaisha Ltd.§	34,236
1,700	Toyo Tire Corp.§	47,107
3,700	Toyoda Gosei Co. Ltd.§	93,271
2,400	Toyota Boshoku Corp.§	38,535
37,600	Toyota Motor Corp.§	804,333
5,400	Toyota Tsusho Corp.§	182,105
500	Transcosmos, Inc.§	12,396
900	Trend Micro, Inc.§	37,266
3,900	Tsubakimoto Chain Co.§	57,449
2,000	Tsumura & Co.§	52,007
2,925	Tsuruha Holdings, Inc.†,§	53,693
2,400	U-Next Holdings Co. Ltd.§	30,682
6,800	UACJ Corp.§	91,853
4,000	UBE Corp.§	65,502
1,600	Ulvac, Inc.§	72,461
5,800	Unicharm Corp.§	33,243
2,300	Ushio, Inc.§	36,828
3,800	USS Co. Ltd.§	41,687
1,000	Valor Holdings Co. Ltd.§	21,494
400	Visional, Inc.§,*	25,582
1,600	Wacoal Holdings Corp.§	45,067
2,400	West Japan Railway Co.§	47,992
400	Workman Co. Ltd.§	16,794
1,100	Yakult Honsha Co. Ltd.§	17,252
16,700	Yamada Holdings Co. Ltd.§	55,391
2,200	Yamaguchi Financial Group, Inc.§	29,742
2,700	Yamaha Corp.§	18,780
8,400	Yamaha Motor Co. Ltd.†,§	62,041
2,000	Yamato Holdings Co. Ltd.§	28,155
1,500	Yamazaki Baking Co. Ltd.†,§	31,590
1,600	Yamazen Corp.§	15,176

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Value (Note 1)
	Japan (Continued)
1,200	Yaskawa Electric Corp.§	$36,125
1,300	Yokogawa Electric Corp.§	41,693
5,000	Yokohama Financial Group, Inc.§	41,211
1,600	Yokohama Rubber Co. Ltd.§	61,547
1,100	Yonex Co. Ltd.§	23,329
1,700	Yoshinoya Holdings Co. Ltd.†,§	33,327
1,300	Yurtec Corp.§	22,870
500	Zensho Holdings Co. Ltd.§	28,657
6,200	Zeon Corp.§	70,514
3,000	ZOZO, Inc.§	24,812
		36,729,958
	Netherlands—2.3%
660	Aalberts NV§	21,686
2,626	ABN AMRO Bank NV, CVA#,§	91,661
52	Adyen NV*,#,§	83,433
8,208	Aegon Ltd.§	63,346
5,954	Aegon Ltd., Registered	45,905
4,532	Akzo Nobel NV§	314,765
13,946	Allfunds Group PLC§	131,196
1,768	Arcadis NV§	73,507
2,262	ArcelorMittal SA§	103,017
261	ASM International NV§	157,336
1,963	ASML Holding NV§	2,098,282
118	ASML Holding NV, Registered	126,243
2,450	ASR Nederland NV§	173,918
460	BE Semiconductor Industries NV§	71,533
1,188	Coca-Cola Europacific Partners PLC§	108,311
2,931	CTP NV§,#	61,396
98	HAL Trust§	16,286
1,514	Heineken NV§	123,847
1,715	IMCD NV†,§	156,023
12,917	ING Groep NV§	363,112
5,180	InPost SA†,*,§	63,449
1,082	JDE Peet's NV§	40,512
5,942	Koninklijke Ahold Delhaize NV§	243,698
50,841	Koninklijke KPN NV§	237,842
3,061	Koninklijke Philips NV§	82,846
1,815	Koninklijke Philips NV, Registered†	49,150
2,715	Koninklijke Vopak NV§	120,664
1,459	Magnum Ice Cream Co. NV*	23,346
304	Magnum Ice Cream Co. NV†,*	4,818
3,146	NN Group NV§	242,190
3,308	Randstad NV†,§	125,762
Shares		Value (Note 1)
	Netherlands (Continued)
4,508	SBM Offshore NV§	$129,319
5,242	Universal Music Group NV§	136,950
1,559	Wolters Kluwer NV§	161,865
		6,047,214
	New Zealand—0.2%
2,003	a2 Milk Co. Ltd.†,§	12,447
103,494	Air New Zealand Ltd.§	34,562
7,420	Auckland International Airport Ltd.§	35,573
7,155	Chorus Ltd.§	38,739
3,858	Contact Energy Ltd.§	20,547
1,306	EBOS Group Ltd.§	20,765
1,534	Fisher & Paykel Healthcare Corp. Ltd.§	33,284
14,716	Fletcher Building Ltd.*,§	31,098
5,325	Freightways Group Ltd.§	44,286
25,386	Genesis Energy Ltd.§	35,103
2,231	Infratil Ltd.§	14,229
647	Mainfreight Ltd.†,§	25,560
6,099	Mercury NZ Ltd.§	22,727
6,314	Meridian Energy Ltd.§	20,338
1,991	Port of Tauranga Ltd.§	8,846
17,407	Ryman Healthcare Ltd.*,§	29,075
18,846	Spark New Zealand Ltd.§	24,734
6,946	Summerset Group Holdings Ltd.§	49,141
		501,054
	Norway—0.5%
1,014	AF Gruppen ASA§	18,896
204	Aker ASA, Class A§	15,536
3,166	Aker BP ASA§	80,561
11,626	Aker Solutions ASA§	35,634
1,456	Atea ASA§	22,784
69	Austevoll Seafood ASA§	667
28	Bakkafrost P/F§	1,432
687	Bluenord ASA§	30,388
480	Bonheur ASA§	11,956
1,580	Borregaard ASA§	31,251
2,868	BW Energy Ltd.*,§	13,278
1,420	BW LPG Ltd.§,#	18,555
540	Cadeler AS, ADR*	10,039
2,662	DNB Bank ASA§	74,134
12,792	DNO ASA§	20,114
1,188	DOF Group ASA§	11,211

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Value (Note 1)
	Norway (Continued)
6,672	Elkem ASA§,#	$20,161
5,641	Elopak ASA§	30,968
745	Entra ASA§,#	8,544
6,961	Equinor ASA§	164,569
4,440	Europris ASA§,#	42,187
357	FLEX LNG Ltd.*	8,907
672	Frontline PLC§	14,839
170	Gjensidige Forsikring ASA§	5,093
3,883	Hafnia Ltd.§	20,921
6,371	Hexagon Composites ASA§,*	4,888
2,783	Hoegh Autoliners ASA§	26,917
1,830	Kitron ASA§	13,186
1,263	Kongsberg Gruppen ASA§	32,379
1,019	Mowi ASA§	24,604
1,107	Norbit ASA§	20,525
864	Nordic Semiconductor ASA§,*	11,330
6,429	Norsk Hydro ASA§	49,675
23,135	Norwegian Air Shuttle ASA§	40,035
2,969	Odfjell Drilling Ltd.§	25,680
1,567	Odfjell SE, Class A§	19,662
264	Orkla ASA§	2,947
468	Protector Forsikring ASA§	24,262
4,491	Scatec ASA§,*,#	47,287
638	Sparebank 1 Oestlandet§	13,026
813	SpareBank 1 Sor-Norge ASA§	16,001
4,328	Storebrand ASA§	74,118
2,103	Subsea 7 SA§	42,494
2,020	Telenor ASA§	29,403
6,835	TGS ASA§	62,033
373	TOMRA Systems ASA§	4,970
5,444	Var Energi ASA§	17,788
2,043	Veidekke ASA§	36,119
160	Vend Marketplaces ASA, Class B§	4,427
2,083	Wallenius Wilhelmsen ASA§	20,861
642	Yara International ASA§	26,305
		1,403,547
	Portugal—0.1%
60,886	Banco Comercial Portugues SA, Class R§	63,802
1,880	EDP Renovaveis SA†,§	26,519
14,431	EDP SA§	66,331
5,363	Galp Energia SGPS SA§	91,362
1,457	Jeronimo Martins SGPS SA§	34,707
		282,721
Shares		Value (Note 1)
	Singapore—0.7%
6,300	City Developments Ltd.§	$39,131
10,374	DBS Group Holdings Ltd.§	454,011
15,900	DFI Retail Group Holdings Ltd.§	62,739
56,500	Genting Singapore Ltd.§	31,812
118,900	Golden Agri-Resources Ltd.§	26,363
7,200	Hongkong Land Holdings Ltd.§	49,971
4,600	Keppel Ltd.§	36,924
57,200	Netlink NBN Trust§	42,933
36,200	Olam Group Ltd.§	27,036
13,039	Oversea-Chinese Banking Corp. Ltd.§	200,292
28,523	SATS Ltd.§	84,378
58,226	Seatrium Ltd.†,§	97,491
10,100	Sembcorp Industries Ltd.†,§	47,150
14,199	Singapore Airlines Ltd.†,§	70,628
5,400	Singapore Exchange Ltd.§	70,956
9,800	Singapore Technologies Engineering Ltd.§	63,939
12,600	Singapore Telecommunications Ltd.§	44,642
8,600	United Overseas Bank Ltd.§	234,208
7,000	UOL Group Ltd.§	47,539
6,900	Venture Corp. Ltd.§	81,130
15,300	Wilmar International Ltd.§	36,577
23,500	Yangzijiang Shipbuilding Holdings Ltd.§	63,625
		1,913,475
	Spain—1.9%
708	Acciona SA†,§	153,847
949	ACS Actividades de Construccion y Servicios SA§	94,121
3,445	Aena SME SA§,#	96,439
2,431	Amadeus IT Group SA§	178,311
36,165	Banco Bilbao Vizcaya Argentaria SA§	845,904
9,155	Banco Bilbao Vizcaya Argentaria SA, ADR	213,403
65,963	Banco de Sabadell SA§	258,668
66,404	Banco Santander SA§	779,241
5,213	Bankinter SA§	86,317
23,188	CaixaBank SA§	283,177
1,311	Cellnex Telecom SA#,§	42,170
765	CIE Automotive SA§	26,691

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Value (Note 1)
	Spain (Continued)
1,292	Corp. ACCIONA Energias Renovables SA†,§	$33,881
5,378	Enagas SA§	82,949
1,898	Endesa SA§	68,322
4,660	Ercros SA§,*	18,739
1,374	Ferrovial SE§	88,863
2,889	Fluidra SA§	78,642
7,914	Grifols SA†,§	99,030
11,839	Iberdrola SA§	256,257
2,830	Indra Sistemas SA†,§	160,472
4,522	Industria de Diseno Textil SA§	297,866
1,890	Logista Integral SA§	66,902
14,645	Mapfre SA§	73,703
1,120	Naturgy Energy Group SA§	34,103
6,510	Redeia Corp. SA§	116,059
5,700	Repsol SA§	106,758
31,911	Telefonica SA†,§	130,995
42,183	Unicaja Banco SA§,#	136,997
		4,908,827
	Sweden—1.9%
984	AAK AB†,§	28,186
1,763	AddLife AB, Class B§	30,449
3,120	AddNode Group AB§	32,748
1,249	AddTech AB, Class B†,§	44,385
3,560	AFRY AB§	57,815
1,239	Alfa Laval AB§	62,607
1,255	Alimak Group AB§,#	19,774
6,385	Alleima AB†,§	56,420
1,172	AQ Group AB§	24,998
1,404	Asmodee Group AB, Class B§,*	16,084
2,561	Assa Abloy AB, Class B§	99,289
11,716	Atlas Copco AB, Class A§	209,901
6,364	Atlas Copco AB, Class B§	102,062
4,050	Atrium Ljungberg AB, Class B†,§	14,610
3,214	Attendo AB#,§	28,548
939	Avanza Bank Holding AB§	35,961
294	Axfood AB§	9,276
818	Beijer Alma AB§	26,409
1,530	Beijer Ref AB†,§	24,614
4,838	Betsson AB, Class B§	77,413
4,166	Billerud Aktiebolag§	42,369
1,495	BioGaia AB, Class B§	17,239
1,975	Boliden AB§,*	109,297
852	BoneSupport Holding AB†,#,*,§	17,299
Shares		Value (Note 1)
	Sweden (Continued)
8,308	Bravida Holding AB†,#,§	$80,972
3,350	Bufab AB§	36,572
680	Castellum AB†,§	7,842
447	Catena AB§	21,888
1,100	Clas Ohlson AB, Class B§	36,214
1,404	Coffee Stain Group AB, Class B†,*	3,530
11,207	Dometic Group AB†,#,§	56,991
1,963	Dynavox Group AB†,*,§	21,695
4,459	Electrolux AB, Class B†,*,§	30,724
4,995	Electrolux Professional AB, Class B†,§	35,105
9,901	Elekta AB, Class B§	60,853
1,404	Embracer Group AB†,*,§	9,191
2,048	Epiroc AB, Class A§	46,340
1,782	Epiroc AB, Class B§	35,959
3,217	Essity AB, Class B§	92,674
641	Evolution AB#,§	43,624
1,567	Fabege AB†,§	14,052
4,532	Fastighets AB Balder, Class B§,*	33,491
1,712	FastPartner AB, Class A§	8,822
1,600	Getinge AB, Class B§	38,100
4,010	Granges AB§	63,216
3,509	H & M Hennes & Mauritz AB, Class B†,§	70,584
888	Hemnet Group AB†,§	16,671
3,499	Hexagon AB, Class B§	41,386
3,325	Hexpol AB§	31,737
557	Holmen AB, Class B§	21,407
298	Hufvudstaden AB, Class A§	4,007
5,315	Husqvarna AB, Class B§	26,826
1,077	Indutrade AB§	27,914
2,474	International Petroleum Corp.§,*	45,449
884	INVISIO AB†,§	25,165
1,748	Lagercrantz Group AB, Class B†,§	40,067
977	Lifco AB, Class B§	36,923
2,222	Lindab International AB§	50,242
1,250	Loomis AB§	52,980
1,134	Medicover AB, Class B†,§	27,035
2,586	Modern Times Group MTG AB, Class B†,*,§	32,242
208	Munters Group AB§,#	3,815
1,084	Mycronic AB§	26,076
3,890	NCC AB, Class B§	92,727
3,693	New Wave Group AB, Class B†,§	45,951
5,005	Nibe Industrier AB, Class B§	19,202
The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Value (Note 1)
	Sweden (Continued)
7,632	Nolato AB, Class B§	$51,208
931	Nordnet AB publ§	27,185
590	NP3 Fastigheter AB†,§	16,598
2,738	Nyfosa AB§	22,093
1,014	OEM International AB, Class B§	16,012
4,892	Peab AB, Class B†,§	45,332
5,424	Ratos AB, Class B§	22,403
686	RaySearch Laboratories AB†,§	16,974
457	Saab AB, Class B§	26,582
642	Sagax AB, Class B§	13,772
3,797	Sandvik AB§	122,986
5,045	Scandic Hotels Group AB†,#,§	53,047
1,030	Sectra AB, Class B§	27,939
2,362	Securitas AB, Class B§	37,636
10,286	Sinch AB†,#,*,§	34,890
4,629	Skandinaviska Enskilda Banken AB, Class A§	97,721
1,674	Skanska AB, Class B§	45,683
426	SKF AB, Class A§	11,356
2,466	SKF AB, Class B§	65,540
1,490	SkiStar AB†,§	26,785
4,349	SSAB AB, Class A§	33,028
3,835	SSAB AB, Class B§	28,788
43,452	Storskogen Group AB, Class B§	55,247
3,118	Svenska Cellulosa AB SCA, Class B§	41,416
5,186	Svenska Handelsbanken AB, Class A§	75,630
1,660	Sweco AB, Class B§	27,178
4,536	Swedbank AB, Class A§	157,804
339	Swedish Orphan Biovitrum AB§,*	12,189
3,908	Systemair AB§	36,737
4,655	Tele2 AB, Class B§	78,110
1,292	Telefonaktiebolaget LM Ericsson, Class A§	12,716
13,050	Telefonaktiebolaget LM Ericsson, Class B§	127,396
19,797	Telia Co. AB§	84,580
1,057	Thule Group AB§,#	27,505
836	Trelleborg AB, Class B§	35,377
6,750	Truecaller AB, Class B†,§	14,138
1,264	Vitec Software Group AB, Class B†,§	42,319
2,608	Vitrolife AB†,§	38,799
1,910	Volvo AB, Class A§	60,906
Shares		Value (Note 1)
	Sweden (Continued)
14,602	Volvo AB, Class B§	$468,051
7,017	Volvo Car AB, Class B†,*,§	23,380
1,622	Wallenstam AB, Class B†,§	7,280
2,008	Wihlborgs Fastigheter AB§	19,862
		4,994,192
	Switzerland—5.6%
3,732	ABB Ltd., Registered§	275,874
2,701	Accelleron Industries AG§	209,581
4,541	Adecco Group AG, Registered§	131,926
2,622	Alcon AG§	208,275
511	Allreal Holding AG, Registered§	131,621
275	ALSO Holding AG, Registered§	74,546
3,040	Amrize Ltd.*,§	165,604
4,373	Avolta AG§	259,352
930	Banque Cantonale Vaudoise, Registered§	117,640
53	Barry Callebaut AG, Registered†,§	87,103
174	Belimo Holding AG, Registered§	169,426
409	BKW AG§	86,795
214	Bucher Industries AG, Registered§	99,211
549	Cembra Money Bank AG§	68,784
1	Chocoladefabriken Lindt & Spruengli AG, Registered§	146,489
1,969	Cie Financiere Richemont SA, Registered Class A§	424,942
2,131	Clariant AG, Registered†,§	19,219
1,324	DKSH Holding AG§	95,669
545	dormakaba Holding AG§	44,069
743	DSM-Firmenich AG§	60,042
3,335	EFG International AG§	79,734
73	Emmi AG, Registered§	67,720
44	EMS-Chemie Holding AG, Registered§	30,445
782	Flughafen Zurich AG, Registered§	247,769
398	Galderma Group AG§	80,787
1,759	Galenica AG§,#	216,749
276	Geberit AG, Registered§	214,996
2,324	Georg Fischer AG, Registered§	156,324
24	Givaudan SA, Registered§	95,415
2,116	Helvetia Baloise Holding AG§	557,841
3,040	Holcim AG§	298,021
1,418	Julius Baer Group Ltd.§	110,857
194	Kuehne & Nagel International AG, Registered§	41,789

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Value (Note 1)
	Switzerland (Continued)
205	Logitech International SA, Registered†	$20,545
476	Logitech International SA, Registered§	48,477
249	Lonza Group AG, Registered§	168,463
547	Luzerner Kantonalbank AG, Registered†,§	63,868
219	Medacta Group SA§,#	43,092
15,318	Nestle SA, Registered§	1,522,508
4,061	Novartis AG, ADR†	559,890
7,044	Novartis AG, Registered§	973,046
130	Partners Group Holding AG§	159,693
990	PSP Swiss Property AG, Registered§	179,353
3,907	Roche Holding AG§	1,614,638
186	Roche Holding AG, Bearer Shares§	78,536
2,752	Sandoz Group AG§	200,570
486	Sandoz Group AG, ADR	35,369
107	Schindler Holding AG, Registered§	37,926
666	SFS Group AG§	91,059
1,229	SGS SA, Registered§	140,898
1,260	Siegfried Holding AG, Registered§	117,938
11,472	SIG Group AG†,§	163,982
586	Sika AG, Registered§	120,104
796	Softwareone Holding AG	9,154
297	Sonova Holding AG, Registered§	76,631
90	St. Galler Kantonalbank AG, Registered†,§	64,764
6	Stadler Rail AG§	153
280	Straumann Holding AG, Registered§	32,788
710	Sulzer AG, Registered§	131,652
1,157	Sunrise Communications AG, Class A§	61,917
777	Swatch Group AG, Bearer Shares†,§	164,906
854	Swatch Group AG, Registered†,§	36,875
148	Swiss Life Holding AG, Registered§	170,985
2,347	Swiss Prime Site AG, Registered§	364,702
1,548	Swiss Re AG§	258,135
273	Swisscom AG, Registered§	198,387
311	Swissquote Group Holding SA, Registered§	188,795
1,526	Temenos AG, Registered§	152,456
10,042	UBS Group AG, Registered§	464,212
410	VAT Group AG†,#,§	196,880
1,108	Vontobel Holding AG, Registered§	89,577
Shares		Value (Note 1)
	Switzerland (Continued)
106	Ypsomed Holding AG, Registered†,§	$43,715
3	Zuger Kantonalbank, Bearer Shares§	33,455
540	Zurich Insurance Group AG§	409,869
		14,564,578
	United Kingdom—8.1%
2,058	Admiral Group PLC§	88,104
13,056	Airtel Africa PLC§,#	61,901
9,670	AJ Bell PLC§	57,502
2,958	Anglo American PLC§	121,897
1,452	Antofagasta PLC†,§	63,729
4,064	Ashtead Group PLC§	277,267
1,588	Associated British Foods PLC†,§	45,537
4,998	AstraZeneca PLC§	920,591
2,628	AstraZeneca PLC, ADR	241,592
10,951	Auto Trader Group PLC#,§	86,358
26,130	Aviva PLC§	239,235
7,366	Babcock International Group PLC§	122,609
9,767	BAE Systems PLC§	224,534
13,907	Balfour Beatty PLC§	132,649
46,980	Barclays PLC§	298,232
30,800	Barratt Redrow PLC§	157,804
14,807	Beazley PLC§	165,412
3,399	Bellway PLC§	124,770
2,696	Berkeley Group Holdings PLC§	141,615
126,772	BP PLC§	735,909
7,485	British American Tobacco PLC§	424,232
71,970	BT Group PLC§	177,966
1,635	Bunzl PLC§	45,628
8,926	Burberry Group PLC§,*	152,128
6,270	Canal & SA§	22,534
510	Carnival PLC*,§	15,525
30,738	Centrica PLC§	69,989
1,369	Coca-Cola HBC AG§	70,896
10,000	Compass Group PLC§	318,150
2,293	Computacenter PLC§	90,508
34,171	Convatec Group PLC#,§	111,652
1,507	Cranswick PLC§	100,230
549	Croda International PLC§	19,896
2,430	DCC PLC§	151,026
7,164	Diageo PLC§	154,318
575	Diploma PLC§	41,037
18,365	Drax Group PLC§	207,460

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Value (Note 1)
	United Kingdom (Continued)
4,344	Dunelm Group PLC§	$65,818
2,569	easyJet PLC§	17,608
3,961	Experian PLC§	179,142
3,491	Frasers Group PLC†,*,§	31,907
934	Fresnillo PLC§	41,589
794	Games Workshop Group PLC§	201,523
36,855	Glencore PLC§,*	200,481
18,456	GSK PLC§	453,566
6,435	GSK PLC, ADR	315,572
17,519	Haleon PLC§	88,649
1,069	Halma PLC§	50,660
18,488	Harbour Energy PLC§	48,764
3,046	Helical PLC§	7,773
4,068	Hikma Pharmaceuticals PLC§	84,993
9,579	Hiscox Ltd.§	182,633
13,082	Howden Joinery Group PLC§	145,670
71,796	HSBC Holdings PLC§	1,125,603
8,114	IG Group Holdings PLC§	143,830
5,093	IMI PLC§	169,795
7,171	Imperial Brands PLC§	301,482
6,754	Inchcape PLC§	70,013
4,742	Informa PLC§	56,249
1,721	IntegraFin Holdings PLC§	8,315
586	InterContinental Hotels Group PLC§	82,085
10,061	International Consolidated Airlines Group SA§	55,708
16,212	International Workplace Group PLC§	50,207
1,532	Intertek Group PLC§	95,011
16,126	Investec PLC§	119,217
9,592	Ithaca Energy PLC§	21,286
116,703	ITV PLC§	129,314
19,557	J. Sainsbury PLC§	86,189
64,820	JD Sports Fashion PLC§	73,600
1,084	JET2 PLC§	20,466
5,610	Johnson Matthey PLC§	160,538
218	Just Group PLC§	635
42,747	Kingfisher PLC§	179,243
33,532	Legal & General Group PLC§	117,743
1,671	Lion Finance Group PLC§	207,496
284,388	Lloyds Banking Group PLC§	374,778
608	London Stock Exchange Group PLC§	73,212
15,967	Man Group PLC§	49,000
Shares		Value (Note 1)
	United Kingdom (Continued)
23,081	Marks & Spencer Group PLC§	$102,672
5,417	Melrose Industries PLC§	42,619
3,657	Mondi PLC§	44,617
695	Morgan Sindall Group PLC§	43,571
8,076	National Grid PLC§	124,460
1,411	National Grid PLC, ADR†	109,141
32,773	NatWest Group PLC§	285,845
749	Next PLC§	137,805
537	NMC Health PLC§,*	—
2,579	Ocado Group PLC†,*,§	8,186
7,228	OSB Group PLC§	61,720
2,772	Pearson PLC§	39,121
10,353	Pennon Group PLC§	73,434
8,502	Persimmon PLC§	155,431
2,924	Phoenix Group Holdings PLC§	28,824
7,042	Playtech PLC§	26,819
2,921	Plus500 Ltd.§	142,571
7,110	Prudential PLC§	109,702
3,089	Prudential PLC, ADR†	96,130
14,053	QinetiQ Group PLC§	83,194
4,394	Reckitt Benckiser Group PLC§	355,743
7,711	RELX PLC§	311,897
310	RELX PLC, ADR	12,530
8,093	Rentokil Initial PLC§	48,338
18,568	Rightmove PLC§	129,811
3,804	Rio Tinto PLC§	303,502
757	Rio Tinto PLC, SP ADR	60,583
35,988	Rolls-Royce Holdings PLC§	559,367
20,899	Rotork PLC§	91,354
12,872	RS Group PLC§	107,522
5,394	Sage Group PLC§	78,546
5,215	Schroders PLC§	28,423
36,018	Serco Group PLC§	134,468
1,639	Severn Trent PLC§	61,614
53,100	Shell PLC§	1,950,589
1,712	Shell PLC, ADR†	125,798
2,999	Smith & Nephew PLC§	49,926
1,470	Smiths Group PLC§	46,321
3,811	Softcat PLC§	72,454
984	Spirax Group PLC§	89,989
7,043	SSE PLC§	206,517
7,491	St. James's Place PLC§	138,632
13,981	Standard Chartered PLC§	341,430
90,900	Taylor Wimpey PLC§	131,616
1,692	TBC Bank Group PLC§	91,730

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares			Value (Note 1)
	United Kingdom (Continued)
37,804	Tesco PLC§		$225,080
32,660	TP ICAP Group PLC§		114,382
6,485	Unilever PLC§		425,070
1,353	Unilever PLC, ADR†		88,486
4,797	United Utilities Group PLC§		77,169
94,790	Vodafone Group PLC§		125,949
1,491	Weir Group PLC§		56,906
4,680	Whitbread PLC§		159,765
1,347	Wise PLC, Class A§,*		16,179
4,839	WPP PLC§		21,856
3,457	WPP PLC, ADR†		77,644
			21,000,833
	United States—0.1%
2,625	International Paper Co.§		99,655
660	Royal Gold, Inc.		146,711
1,926	Sunococorp LLC*		94,914
			341,280
	TOTAL COMMON STOCKS (Cost $123,236,210)		172,453,207
	AFFILIATED INVESTMENT COMPANY—32.8%
	United States—32.8%
2,934,736	DFA Emerging Markets Core Equity 2 Portfolio, Class I‡‡ (Cost $61,867,528)		85,342,110
		Expiration Date
	WARRANTS—0.0%
	Canada—0.0%
122	Constellation Software, Inc.*,§	03/31/2040	—
	TOTAL WARRANTS (Cost $—)		—
	PREFERRED STOCKS—0.4%
	Germany—0.3%
439	Bayerische Motoren Werke AG, 4.71%§		47,181
1,013	Dr. Ing hc F Porsche AG, 5.03%§,#		54,280
2,620	FUCHS SE, 3.07%§		117,354
1,168	Henkel AG & Co. KGaA, 2.92%§		95,460
917	Porsche Automobil Holding SE, 4.80%§		43,002
126	Sartorius AG, 0.30%§		36,429
872	Sixt SE, 5.13%§		54,210
2,512	Volkswagen AG, 6.11%§		305,518
			753,434

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares			Value (Note 1)
	Italy—0.1%
578	Danieli & C Officine Meccaniche SpA, 0.90%§		$24,941
189,816	Telecom Italia SpA, 0.0%§,*		138,004
			162,945
	TOTAL PREFERRED STOCK (Cost $1,176,877)		916,379
		7-Day Yield
	SHORT-TERM INVESTMENTS—0.7%
1,915,344	State Street Navigator Securities Lending Government Money Market Portfolio (Cost $1,915,344)††	3.84%	1,915,344
	TOTAL INVESTMENTS, AT VALUE—100.0% (Cost $188,195,959)		260,627,040
	Liabilities in Excess of Other Assets—(0.0)%		(42,317)
	NET ASSETS—100.0%		$260,584,723

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

†  Denotes all or a portion of security on loan. As of December 31, 2025, the market value of the securities on loan was $11,313,012 (Note 1).

††  Represents invested cash collateral received from securities lending transactions.

§  Fair valued security—Represents fair value as measured based on the Portfolio Valuation policies specified in Note 1. As of December 31, 2025, the total value of the fair valued securities was $147,972,301 which represents 56.8% of net assets. Of this amount, $147,949,604 represented non-U.S. securities valued by an approved independent pricing vendor, and $22,697 represented securities valued by the Adviser.

*  Non-income producing security

#  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of securities exempt from registration under Rule 144A of the Securities Act of 1933 at December 31, 2025, amounts to approximately $3,659,964, and represents 1.4% of net assets.

‡‡  Affiliated issuer. Assets with a total aggregate market value of $85,342,110, or 32.8% of net assets, were affiliated with the Fund as of December 31, 2025 (Note 2).

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS

December 31, 2025

Shares		Value (Note 1)
	COMMON STOCKS—99.1%
	Aerospace & Defense—0.1%
575	General Electric Co.	$177,117
	Automobiles—2.7%
18,874	Tesla, Inc.*	8,488,015
	Biotechnology—4.5%
23,172	AbbVie, Inc.	5,294,570
1,233	Alnylam Pharmaceuticals, Inc.*	490,302
7,022	Amgen, Inc.	2,298,371
16,348	Incyte Corp.*	1,614,692
4,587	Regeneron Pharmaceuticals, Inc.	3,540,568
4,418	Sarepta Therapeutics, Inc.*	95,075
1,566	Vertex Pharmaceuticals, Inc.*	709,962
		14,043,540
	Broadline Retail—4.1%
52,837	Amazon.com, Inc.*	12,195,836
7,590	eBay, Inc.	661,089
		12,856,925
	Building Products—0.2%
1,985	Trane Technologies PLC	772,562
	Capital Markets—3.0%
12,273	Ameriprise Financial, Inc.	6,017,943
2,581	Bank of New York Mellon Corp.	299,628
1,338	Goldman Sachs Group, Inc.	1,176,102
8,988	Morgan Stanley	1,595,640
248	MSCI, Inc.	142,285
		9,231,598
	Chemicals—0.4%
26,934	Celanese Corp.	1,138,770
	Commercial Services & Supplies—1.4%
44,552	Veralto Corp.	4,445,399
	Communications Equipment—0.8%
18,343	Arista Networks, Inc.*	2,403,483
	Consumer Staples Distribution & Retail—1.5%
4,162	Costco Wholesale Corp.	3,589,059
20,776	Maplebear, Inc.*	934,505
		4,523,564
Shares		Value (Note 1)
	Electrical Equipment—1.8%
2,367	Acuity, Inc.	$852,215
7,460	GE Vernova, Inc.	4,875,632
		5,727,847
	Energy Equipment and Services—0.2%
7,025	Weatherford International PLC	549,777
	Entertainment—1.5%
1,542	Live Nation Entertainment, Inc.†,*	219,735
27,822	Netflix, Inc.*	2,608,590
9,894	ROBLOX Corp., Class A*	801,711
1,683	Spotify Technology SA*	977,335
		4,607,371
	Financial Services—4.2%
77,778	Fiserv, Inc.*	5,224,348
6,426	Mastercard, Inc., Class A	3,668,475
73,223	StoneCo Ltd., Class A*	1,082,968
7,360	Visa, Inc., Class A	2,581,226
49,606	Western Union Co.†	461,832
		13,018,849
	Food Products—0.0%
9,218	Flowers Foods, Inc.	100,292
	Ground Transportation—1.2%
44,892	Uber Technologies, Inc.*	3,668,125
	Health Care Equipment and Supplies—0.1%
1,129	Align Technology, Inc.*	176,293
	Health Care Providers and Services—1.2%
6,467	Cardinal Health, Inc.	1,328,969
6,775	Cencora, Inc.	2,288,256
		3,617,225
	Health Care Technology—0.2%
2,724	Veeva Systems, Inc., Class A*	608,079
	Hotels, Restaurants & Leisure—2.5%
3,981	Airbnb, Inc., Class A*	540,301
302	Booking Holdings, Inc.	1,617,310
352	Domino's Pizza, Inc.	146,721
2,683	Royal Caribbean Cruises Ltd.	748,342

The accompanying notes are an integral part of these financial statements.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Value (Note 1)
	Hotels, Restaurants & Leisure (Continued)
65,390	Viking Holdings Ltd.*	$4,669,500
595	Yum! Brands, Inc.	90,011
		7,812,185
	Household Durables—0.4%
12,266	SharkNinja, Inc.*	1,372,565
	Insurance—0.1%
1,618	Arch Capital Group Ltd.*	155,199
	Interactive Media & Services—10.9%
69,510	Alphabet, Inc., Class A	21,756,630
16,305	Meta Platforms, Inc., Class A	10,762,768
5,140	Reddit, Inc., Class A*	1,181,532
37,585	ZoomInfo Technologies, Inc.*	382,239
		34,083,169
	IT Services—1.1%
4,888	EPAM Systems, Inc.*	1,001,454
12,938	GoDaddy, Inc., Class A*	1,605,347
2,012	MongoDB, Inc.*	844,416
358	Snowflake, Inc.*	78,531
		3,529,748
	Life Sciences Tools and Services—0.4%
8,690	Illumina, Inc.*	1,139,780
	Machinery—0.6%
18,268	Allison Transmission Holdings, Inc.	1,788,437
	Media—0.4%
29,741	Trade Desk, Inc., Class A*	1,128,968
	Pharmaceuticals—1.8%
5,260	Eli Lilly & Co.	5,652,817
	Professional Services—0.5%
10,050	Paycom Software, Inc.	1,601,568
	Semiconductors and Semiconductor Equipment—18.2%
42,992	Broadcom, Inc.	14,879,531
5,559	Enphase Energy, Inc.*	178,166
476	KLA Corp.	578,378
195,690	NVIDIA Corp.	36,496,185
Shares		Value (Note 1)
	Semiconductors and Semiconductor Equipment (Continued)
9,300	QUALCOMM, Inc.	$1,590,765
16,057	Teradyne, Inc.	3,107,993
		56,831,018
	Software—19.5%
14,909	Adobe, Inc.*	5,218,001
3,445	AppLovin Corp., Class A*	2,321,310
1,333	Autodesk, Inc.*	394,581
1,794	Crowdstrike Holdings, Inc., Class A*	840,955
1,596	Datadog, Inc., Class A*	217,040
210	HubSpot, Inc.*	84,273
771	Intuit, Inc.	510,726
72,895	Microsoft Corp.	35,253,480
33,351	Nutanix, Inc., Class A*	1,723,913
4,196	Oracle Corp.	817,842
36,310	Palantir Technologies, Inc., Class A*	6,454,103
10,528	Palo Alto Networks, Inc.*	1,939,258
1,742	Rubrik, Inc., Class A*	133,228
8,832	Salesforce, Inc.	2,339,685
3,945	ServiceNow, Inc.*	604,335
9,171	Zscaler, Inc.*	2,062,741
		60,915,471
	Specialty Retail—2.0%
91	AutoZone, Inc.*	308,627
21,763	Five Below, Inc.*	4,099,279
1,394	Murphy USA, Inc.	562,507
699	TJX Cos., Inc.	107,373
2,043	Ulta Beauty, Inc.*	1,236,035
		6,313,821
	Technology Hardware, Storage & Peripherals—11.3%
116,094	Apple, Inc.	31,561,315
13,198	Dell Technologies, Inc., Class C	1,661,364
11,500	NetApp, Inc.	1,231,535
12,540	Pure Storage, Inc., Class A*	840,305
		35,294,519
	Textiles, Apparel and Luxury Goods—0.3%
9,573	Deckers Outdoor Corp.*	992,433
	TOTAL COMMON STOCKS (Cost $214,614,250)	308,766,529

The accompanying notes are an integral part of these financial statements.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		7-Day Yield	Value (Note 1)
	SHORT-TERM INVESTMENTS—0.1%
400,568	State Street Navigator Securities Lending Government Money Market Portfolio (Cost $400,568)††	3.84%	$400,568
	TOTAL INVESTMENTS, AT VALUE—99.2% (Cost $215,014,818)		309,167,097
	Other Assets in Excess of Liabilities—0.8%		2,622,941
	NET ASSETS—100.0%		$311,790,038

Notes to the Schedule of Investments:

*  Non-income producing security

†  Denotes all or a portion of security on loan. As of December 31, 2025, the market value of the securities on loan was $581,314 (Note 1).

††  Represents invested cash collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS

December 31, 2025

Shares		Value (Note 1)
	COMMON STOCKS—96.9%
	Aerospace & Defense—8.5%
10,065	AAR Corp.*	$833,281
6,653	AeroVironment, Inc.*	1,609,294
45,610	ATI, Inc.*	5,234,204
5,741	BWX Technologies, Inc.	992,274
15,147	Carpenter Technology Corp.	4,768,881
3,336	Curtiss-Wright Corp.	1,839,037
31,775	Hexcel Corp.	2,348,173
12,717	Kratos Defense & Security Solutions, Inc.*	965,347
16,610	Rocket Lab Corp.*	1,158,714
27,301	Voyager Technologies, Inc., Class A*	713,648
		20,462,853
	Automobile Components—0.9%
16,193	Gentherm, Inc.*	588,939
12,722	LCI Industries	1,543,688
		2,132,627
	Banks—5.0%
35,017	Citizens Financial Group, Inc.	2,045,343
68,395	Eastern Bankshares, Inc.	1,260,520
87,439	First BanCorp	1,812,610
49,681	Hope Bancorp, Inc.	544,504
16,974	Popular, Inc.	2,113,603
41,274	Seacoast Banking Corp. of Florida	1,296,829
14,234	Triumph Financial, Inc.*	891,475
15,562	Wintrust Financial Corp.	2,175,879
		12,140,763
	Biotechnology—5.4%
23,543	Bridgebio Pharma, Inc.*	1,800,804
14,735	Insmed, Inc.*	2,564,479
10,850	Natera, Inc.*	2,485,627
16,866	Revolution Medicines, Inc.*	1,343,377
12,911	Soleno Therapeutics, Inc.*	597,779
37,437	Ultragenyx Pharmaceutical, Inc.*	861,051
3,228	United Therapeutics Corp.*	1,572,843
28,466	UroGen Pharma Ltd.*	666,674
33,131	Vericel Corp.*	1,193,047
		13,085,681
	Building Products—2.0%
28,949	Builders FirstSource, Inc.*	2,978,562
13,166	Modine Manufacturing Co.*	1,757,793
		4,736,355
Shares		Value (Note 1)
	Capital Markets—0.8%
24,441	Carlyle Group, Inc.	$1,444,708
23,874	Perella Weinberg Partners	413,020
		1,857,728
	Chemicals—0.7%
11,653	Albemarle Corp.	1,648,200
	Commercial Services & Supplies—0.4%
132,908	ACV Auctions, Inc., Class A*	1,065,922
	Construction and Engineering—1.9%
8,850	AECOM	843,670
33,260	Granite Construction, Inc.	3,836,541
		4,680,211
	Construction Materials—1.9%
15,591	Eagle Materials, Inc.	3,222,348
70,854	James Hardie Industries PLC*	1,470,220
		4,692,568
	Consumer Staples Distribution & Retail—0.7%
17,820	BJ's Wholesale Club Holdings, Inc.*	1,604,335
	Diversified Consumer Services—0.8%
144,199	KinderCare Learning Cos., Inc.*	622,940
43,047	Perdoceo Education Corp.	1,262,568
		1,885,508
	Diversified Telecommunication Services—0.4%
47,869	Cogent Communications Holdings, Inc.	1,032,056
	Electrical Equipment—1.9%
3,601	Hubbell, Inc.	1,599,240
15,775	Nextpower, Inc., Class A*	1,374,160
12,154	Regal Rexnord Corp.	1,705,450
		4,678,850
	Electronic Equipment, Instruments & Components—6.5%
11,402	Belden, Inc.	1,328,903
40,165	Cognex Corp.	1,445,137

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Value (Note 1)
	Electronic Equipment, Instruments & Components (Continued)
22,398	Coherent Corp.*	$4,133,999
49,052	Flex Ltd.*	2,963,722
14,468	Jabil, Inc.	3,298,993
10,014	Rogers Corp.*	916,982
11,516	Sanmina Corp.*	1,728,206
		15,815,942
	Energy Equipment and Services—1.7%
25,038	Liberty Energy, Inc.	462,202
129,692	TETRA Technologies, Inc.*	1,215,214
31,001	Weatherford International PLC	2,426,138
		4,103,554
	Financial Services—0.2%
17,615	Better Home & Finance Holding Co.*,†	573,897
	Food Products—1.5%
70,616	Darling Ingredients, Inc.*	2,542,176
25,580	Lamb Weston Holdings, Inc.	1,071,546
		3,613,722
	Ground Transportation—4.2%
252,036	FTAI Infrastructure, Inc.†	1,161,886
49,159	Knight-Swift Transportation Holdings, Inc.	2,570,032
79,803	RXO, Inc.*	1,008,710
5,360	Saia, Inc.*	1,750,147
26,946	XPO, Inc.*	3,662,231
		10,153,006
	Health Care Equipment and Supplies—5.9%
8,005	Align Technology, Inc.*	1,249,981
38,843	Cooper Cos., Inc.*	3,183,572
19,650	Inspire Medical Systems, Inc.*	1,812,320
8,950	Insulet Corp.*	2,543,948
9,829	iRhythm Technologies, Inc.*	1,744,058
3,899	STERIS PLC	988,474
57,057	Tandem Diabetes Care, Inc.*	1,254,113
12,263	TransMedics Group, Inc.*,†	1,491,794
		14,268,260
Shares		Value (Note 1)
	Health Care Providers and Services—0.7%
17,665	HealthEquity, Inc.*	$1,618,291
	Health Care REITs—0.4%
37,508	Sila Realty Trust, Inc.	874,311
	Hotels, Restaurants & Leisure—2.6%
72,412	Caesars Entertainment, Inc.*	1,693,717
42,057	DraftKings, Inc., Class A*	1,449,284
57,140	Genius Sports Ltd.*	629,683
22,655	Planet Fitness, Inc., Class A*	2,457,388
		6,230,072
	Household Durables—1.1%
12,741	Champion Homes, Inc.*	1,076,614
12,065	M/I Homes, Inc.*	1,543,717
		2,620,331
	Industrial REITs—0.6%
36,331	STAG Industrial, Inc.	1,335,528
	Insurance—2.9%
5,127	Everest Group Ltd.	1,739,847
16,209	First American Financial Corp.	995,881
737	Markel Group, Inc.*	1,584,292
13,808	Selective Insurance Group, Inc.	1,155,315
20,080	W.R. Berkley Corp.	1,408,010
		6,883,345
	IT Services—3.5%
8,295	Akamai Technologies, Inc.*	723,739
11,611	EPAM Systems, Inc.*	2,378,862
162,142	Grid Dynamics Holdings, Inc.*	1,464,142
6,861	MongoDB, Inc.*	2,879,493
13,015	Okta, Inc.*	1,125,407
		8,571,643
	Life Sciences Tools and Services—2.8%
161,713	Avantor, Inc.*	1,853,231
6,904	Charles River Laboratories International, Inc.*	1,377,210
9,844	ICON PLC*	1,793,774
17,807	Revvity, Inc.	1,722,827
		6,747,042

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Value (Note 1)
	Machinery—0.8%
11,030	AGCO Corp.	$1,150,649
6,942	Mueller Industries, Inc.	796,942
		1,947,591
	Marine Transportation—0.8%
18,388	Kirby Corp.*	2,025,990
	Media—0.4%
66,022	Magnite, Inc.*	1,071,537
	Metals and Mining—0.4%
18,312	MP Materials Corp.*,†	925,122
	Oil, Gas and Consumable Fuels—1.6%
38,646	Devon Energy Corp.	1,415,603
172,931	Permian Resources Corp.	2,426,222
		3,841,825
	Passenger Airlines—2.2%
57,287	Alaska Air Group, Inc.*	2,881,536
13,535	Allegiant Travel Co.*	1,154,130
83,857	Sun Country Airlines Holdings, Inc.*	1,206,702
		5,242,368
	Pharmaceuticals—1.4%
87,552	Elanco Animal Health, Inc.*	1,981,302
7,868	Jazz Pharmaceuticals PLC*	1,337,560
		3,318,862
	Professional Services—4.3%
57,757	Amentum Holdings, Inc.*	1,674,953
2,386	CACI International, Inc., Class A*	1,271,285
7,613	Equifax, Inc.	1,651,869
35,589	KBR, Inc.	1,430,678
11,332	Parsons Corp.*	700,317
9,527	Paycom Software, Inc.	1,518,223
38,328	Planet Labs PBC*	755,828
16,758	TransUnion	1,436,998
		10,440,151
	Residential REITs—0.4%
51,340	Independence Realty Trust, Inc.	897,423
Shares		Value (Note 1)
	Semiconductors and Semiconductor Equipment—10.0%
6,622	Astera Labs, Inc.*	$1,101,636
19,119	Entegris, Inc.	1,610,776
628,113	indie Semiconductor, Inc., Class A*	2,217,239
35,395	Lattice Semiconductor Corp.*	2,604,364
11,161	MACOM Technology Solutions Holdings, Inc.*	1,911,656
113,369	MaxLinear, Inc.*	1,976,022
10,151	MKS, Inc.	1,622,130
2,760	Monolithic Power Systems, Inc.	2,501,553
20,557	Qorvo, Inc.*	1,737,272
3,468	SiTime Corp.*	1,224,863
12,574	Teradyne, Inc.	2,433,823
69,684	Ultra Clean Holdings, Inc.*	1,765,096
13,210	Universal Display Corp.	1,542,664
		24,249,094
	Software—3.7%
21,370	Bill Holdings, Inc.*	1,165,520
11,040	Circle Internet Group, Inc.*	875,472
15,013	Dolby Laboratories, Inc., Class A	964,135
9,268	Guidewire Software, Inc.*	1,862,960
23,705	Procore Technologies, Inc.*	1,724,302
2,867	Tyler Technologies, Inc.*	1,301,474
26,228	Unity Software, Inc.*	1,158,491
		9,052,354
	Technology Hardware, Storage & Peripherals—1.2%
9,710	IonQ, Inc.*,†	435,688
34,899	Pure Storage, Inc., Class A*	2,338,582
		2,774,270
	Trading Companies and Distributors—3.8%
46,954	FTAI Aviation Ltd.	9,242,895
	TOTAL COMMON STOCKS (Cost $175,052,051)	234,142,083

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		7-Day Yield	Value (Note 1)
	SHORT-TERM INVESTMENTS—0.1%
275,096	State Street Navigator Securities Lending Government Money Market Portfolio (Cost $275,096)††	3.84%	$275,096
	TOTAL INVESTMENTS, AT VALUE—97.0% (Cost $175,327,147)		234,417,179
	Other Assets in Excess of Liabilities—3.0%		7,242,331
	NET ASSETS—100.0%		$241,659,510

Notes to the Schedule of Investments:

REIT—Real Estate Investment Trust

*  Non-income producing security

†  Denotes all or a portion of security on loan. As of December 31, 2025, the market value of the securities on loan was $2,883,527 (Note 1).

††  Represents invested cash collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS

December 31, 2025

Shares		Value (Note 1)
	COMMON STOCKS—96.4%
	Aerospace & Defense—1.1%
4,500	General Dynamics Corp.	$1,514,970
700	Huntington Ingalls Industries, Inc.	238,049
3,800	Textron, Inc.	331,246
		2,084,265
	Air Freight and Logistics—0.7%
4,600	FedEx Corp.	1,328,756
	Automobile Components—0.1%
4,200	BorgWarner, Inc.	189,252
	Automobiles—1.4%
76,400	Ford Motor Co.	1,002,368
18,400	General Motors Co.	1,496,288
		2,498,656
	Banks—15.0%
98,400	Bank of America Corp.	5,412,000
23,300	Citigroup, Inc.	2,718,877
5,900	Citizens Financial Group, Inc.	344,619
1,300	Comerica, Inc.	113,009
1,874	Commerce Bancshares, Inc.	98,085
700	Cullen/Frost Bankers, Inc.	88,641
1,800	East West Bancorp, Inc.	202,301
7,600	Fifth Third Bancorp	355,756
195	First Citizens BancShares, Inc., Class A	418,505
5,100	First Horizon Corp.	121,890
30,200	JPMorgan Chase & Co.	9,731,044
1,800	M&T Bank Corp.	362,664
5,400	PNC Financial Services Group, Inc.	1,127,142
400	Popular, Inc.	49,808
12,200	Regions Financial Corp.	330,620
13,000	Truist Financial Corp.	639,730
15,500	U.S. Bancorp	827,080
2,300	Webster Financial Corp.	144,762
46,200	Wells Fargo & Co.	4,305,840
1,000	Western Alliance Bancorp	84,070
1,200	Zions Bancorp NA	70,248
		27,546,691
	Beverages—2.6%
1,500	Coca-Cola Consolidated, Inc.	229,950
26,100	Keurig Dr. Pepper, Inc.	731,061
26,400	PepsiCo, Inc.	3,788,928
		4,749,939
Shares		Value (Note 1)
	Biotechnology—4.2%
10,500	Amgen, Inc.	$3,436,755
5,300	Exelixis, Inc.*	232,299
24,000	Gilead Sciences, Inc.	2,945,760
2,200	Halozyme Therapeutics, Inc.*	148,060
700	Regeneron Pharmaceuticals, Inc.	540,309
800	United Therapeutics Corp.*	389,800
		7,692,983
	Broadline Retail—0.5%
200	Dillard's, Inc., Class A†	121,268
8,800	eBay, Inc.	766,480
		887,748
	Building Products—0.5%
2,200	A.O. Smith Corp.	147,136
1,500	Allegion PLC	238,830
800	Carlisle Cos., Inc.	255,888
4,200	Masco Corp.	266,532
		908,386
	Capital Markets—7.0%
1,570	Ameriprise Financial, Inc.	769,834
10,800	Bank of New York Mellon Corp.	1,253,772
4,700	Goldman Sachs Group, Inc.	4,131,300
4,300	Invesco Ltd.	112,961
24,400	Morgan Stanley	4,331,732
3,200	Northern Trust Corp.	437,088
3,400	Raymond James Financial, Inc.	546,006
2,000	SEI Investments Co.	164,040
4,700	State Street Corp.	606,347
1,400	Stifel Financial Corp.	175,308
3,100	T. Rowe Price Group, Inc.	317,378
		12,845,766
	Chemicals—1.1%
2,200	Albemarle Corp.	311,168
3,200	CF Industries Holdings, Inc.	247,488
13,100	Corteva, Inc.	878,093
5,700	Mosaic Co.	137,313
4,100	PPG Industries, Inc.	420,086
1,100	RPM International, Inc.	114,400
		2,108,548
	Communications Equipment—0.9%
21,100	Cisco Systems, Inc.	1,625,333
400	F5, Inc.*	102,104
		1,727,437

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Value (Note 1)
	Construction and Engineering—0.0%
800	AECOM	$76,264
	Consumer Finance—0.4%
3,400	Ally Financial, Inc.	153,986
6,300	Synchrony Financial	525,609
		679,595
	Consumer Staples Distribution & Retail—1.5%
10,800	Albertsons Cos., Inc., Class A	185,436
1,200	BJ's Wholesale Club Holdings, Inc.*	108,036
4,300	Dollar General Corp.	570,911
4,000	Dollar Tree, Inc.*	492,040
12,800	Kroger Co.	799,744
9,400	Sysco Corp.	692,686
		2,848,853
	Containers and Packaging—0.6%
1,500	Avery Dennison Corp.	272,820
5,300	Ball Corp.	280,741
2,300	Crown Holdings, Inc.	236,831
1,700	Packaging Corp. of America	350,591
		1,140,983
	Distributors—0.2%
2,700	Genuine Parts Co.	331,992
	Diversified Telecommunication Services—3.7%
139,200	AT&T, Inc.	3,457,728
82,300	Verizon Communications, Inc.	3,352,079
		6,809,807
	Electric Utilities—1.9%
1,600	Alliant Energy Corp.	104,016
11,900	Duke Energy Corp.	1,394,799
4,500	Evergy, Inc.	326,205
11,200	FirstEnergy Corp.	501,424
14,300	PPL Corp.	500,786
7,800	Southern Co.	680,160
		3,507,390
Shares		Value (Note 1)
	Electrical Equipment—0.2%
600	Acuity, Inc.	$216,024
1,200	Regal Rexnord Corp.	168,384
		384,408
	Electronic Equipment, Instruments & Components—0.2%
1,400	CDW Corp.	190,680
1,600	TD SYNNEX Corp.	240,368
		431,048
	Energy Equipment and Services—0.9%
17,800	Baker Hughes Co.	810,612
16,300	Halliburton Co.	460,638
6,900	TechnipFMC PLC	307,464
		1,578,714
	Entertainment—2.1%
34,600	Walt Disney Co.	3,936,442
	Financial Services—0.5%
5,300	Block, Inc.*	344,977
9,000	Corebridge Financial, Inc.	271,530
5,500	Equitable Holdings, Inc.	262,075
700	Voya Financial, Inc.	52,143
		930,725
	Food Products—1.2%
1,900	Hormel Foods Corp.	45,030
1,200	Ingredion, Inc.	132,312
400	J.M. Smucker Co.	39,124
19,300	Kraft Heinz Co.	468,025
21,600	Mondelez International, Inc., Class A	1,162,728
5,500	Tyson Foods, Inc., Class A	322,410
		2,169,629
	Gas Utilities—0.1%
1,600	National Fuel Gas Co.	128,096
1,400	UGI Corp.	52,402
		180,498
	Ground Transportation—0.7%
33,700	CSX Corp.	1,221,625

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Value (Note 1)
	Health Care Equipment and Supplies—1.7%
1,200	Cooper Cos., Inc.*	$98,352
4,900	GE HealthCare Technologies, Inc.	401,898
24,600	Medtronic PLC	2,363,076
3,900	Zimmer Biomet Holdings, Inc.	350,688
		3,214,014
	Health Care Providers and Services—4.9%
3,800	Cencora, Inc.	1,283,450
5,200	Cigna Group	1,431,196
20,400	CVS Health Corp.	1,618,944
600	Encompass Health Corp.	63,684
5,300	HCA Healthcare, Inc.	2,474,358
2,300	Henry Schein, Inc.*	173,834
2,300	Humana, Inc.	589,099
1,600	Labcorp Holdings, Inc.	401,408
2,300	Quest Diagnostics, Inc.	399,119
1,800	Tenet Healthcare Corp.*	357,696
1,200	Universal Health Services, Inc., Class B	261,624
		9,054,412
	Hotels, Restaurants & Leisure—0.6%
2,200	Darden Restaurants, Inc.	404,844
2,300	Expedia Group, Inc.	651,613
		1,056,457
	Household Durables—1.2%
5,700	DR Horton, Inc.	820,971
2,400	Lennar Corp., Class A	246,720
200	Mohawk Industries, Inc.*	21,860
30	NVR, Inc.*	218,783
4,400	PulteGroup, Inc.	515,944
1,800	Toll Brothers, Inc.	243,396
500	TopBuild Corp.*	208,595
		2,276,269
	Independent Power and Renewable Electricity Producers—0.1%
13,800	AES Corp.	197,892
	Industrial Conglomerates—0.9%
10,300	3M Co.	1,649,030
Shares		Value (Note 1)
	Insurance—7.8%
8,800	Aflac, Inc.	$970,376
2,500	Allstate Corp.	520,375
1,000	American Financial Group, Inc.	136,680
9,600	American International Group, Inc.	821,280
4,700	Arch Capital Group Ltd.*	450,824
800	Assurant, Inc.	192,680
1,300	Axis Capital Holdings Ltd.	139,217
6,400	Chubb Ltd.	1,997,568
2,500	Cincinnati Financial Corp.	408,300
700	Everest Group Ltd.	237,545
216	F&G Annuities & Life, Inc.	6,664
3,600	Fidelity National Financial, Inc.	196,524
800	Globe Life, Inc.	111,888
4,700	Hartford Insurance Group, Inc.	647,660
3,500	Loews Corp.	368,585
150	Markel Group, Inc.*	322,447
11,100	MetLife, Inc.	876,234
4,100	Old Republic International Corp.	187,124
500	Primerica, Inc.	129,180
3,700	Principal Financial Group, Inc.	326,377
7,000	Progressive Corp.	1,594,040
4,900	Prudential Financial, Inc.	553,112
900	Reinsurance Group of America, Inc.	183,114
800	RenaissanceRe Holdings Ltd.	224,928
5,700	Travelers Cos., Inc.	1,653,342
2,700	Unum Group	209,250
6,075	W.R. Berkley Corp.	425,979
1,400	Willis Towers Watson PLC	460,040
		14,351,333
	Interactive Media & Services—0.1%
4,700	Match Group, Inc.	151,763
	IT Services—0.6%
9,500	Cognizant Technology Solutions Corp., Class A	788,500
1,600	Twilio, Inc., Class A*	227,584
		1,016,084
	Leisure Products—0.1%
2,200	Hasbro, Inc.	180,400
	Life Sciences Tools and Services—0.1%
400	Bio-Rad Laboratories, Inc., Class A*	121,196

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares		Value (Note 1)
	Machinery—1.9%
1,400	AGCO Corp.	$146,048
500	Allison Transmission Holdings, Inc.	48,950
2,200	Cummins, Inc.	1,122,990
1,800	Dover Corp.	351,432
2,100	Mueller Industries, Inc.	241,080
1,200	Oshkosh Corp.	150,756
10,222	PACCAR, Inc.	1,119,411
1,000	Snap-on, Inc.	344,600
400	Toro Co.	31,488
		3,556,755
	Media—0.3%
5,100	Fox Corp., Class A	372,657
7,200	News Corp., Class A	188,064
		560,721
	Metals and Mining—2.1%
5,000	Alcoa Corp.	265,700
19,900	Newmont Corp.	1,987,015
4,500	Nucor Corp.	733,995
1,000	Reliance, Inc.	288,870
3,400	Steel Dynamics, Inc.	576,130
		3,851,710
	Multi-Utilities—0.8%
3,800	DTE Energy Co.	490,124
9,700	Public Service Enterprise Group, Inc.	778,910
2,100	WEC Energy Group, Inc.	221,466
		1,490,500
	Oil, Gas and Consumable Fuels—7.8%
9,300	Antero Midstream Corp.	165,447
6,000	Antero Resources Corp.*	206,760
6,900	APA Corp.	168,774
4,200	Cheniere Energy, Inc.	816,438
12,100	Devon Energy Corp.	443,223
5,600	Diamondback Energy, Inc.	841,848
10,500	EOG Resources, Inc.	1,102,605
56,700	Exxon Mobil Corp.	6,823,278
3,700	HF Sinclair Corp.	170,496
43,200	Kinder Morgan, Inc.	1,187,568
5,000	Ovintiv, Inc.	195,950
7,800	Phillips 66	1,006,512
Shares		Value (Note 1)
	Oil, Gas and Consumable Fuels (Continued)
4,600	Range Resources Corp.	$162,196
6,000	Valero Energy Corp.	976,740
		14,267,835
	Passenger Airlines—1.0%
9,900	Delta Air Lines, Inc.	687,060
10,300	Southwest Airlines Co.	425,699
6,300	United Airlines Holdings, Inc.*	704,466
		1,817,225
	Pharmaceuticals—6.5%
1,000	Jazz Pharmaceuticals PLC*	170,000
38,900	Johnson & Johnson	8,050,355
22,600	Merck & Co., Inc.	2,378,876
35,800	Pfizer, Inc.	891,420
4,700	Royalty Pharma PLC, Class A	181,608
22,300	Viatris, Inc.	277,635
		11,949,894
	Professional Services—0.4%
400	CACI International, Inc., Class A*	213,124
3,400	Genpact Ltd.	159,052
2,399	Leidos Holdings, Inc.	432,780
		804,956
	Real Estate Management and Development—0.1%
800	Jones Lang LaSalle, Inc.*	269,176
	Semiconductors and Semiconductor Equipment—2.5%
2,000	First Solar, Inc.*	522,460
7,800	ON Semiconductor Corp.*	422,370
21,100	QUALCOMM, Inc.	3,609,155
600	Skyworks Solutions, Inc.	38,046
		4,592,031
	Software—0.2%
4,000	Dropbox, Inc., Class A*	111,200
11,900	Gen Digital, Inc.	323,561
		434,761
	Specialty Retail—2.6%
1,300	AutoNation, Inc.*	268,424
1,900	Best Buy Co., Inc.	127,167

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Shares			Value (Note 1)
	Specialty Retail (Continued)
7,200	Gap, Inc.		$184,320
500	Lithia Motors, Inc.		166,165
11,600	Lowe's Cos., Inc.		2,797,456
1,300	Penske Automotive Group, Inc.		205,777
900	Ulta Beauty, Inc.*		544,509
2,300	Williams-Sonoma, Inc.		410,757
			4,704,575
	Technology Hardware, Storage & Peripherals—0.8%
6,600	Dell Technologies, Inc., Class C		830,808
8,400	HP, Inc.		187,152
3,900	NetApp, Inc.		417,651
			1,435,611
	Textiles, Apparel and Luxury Goods—0.3%
4,000	Tapestry, Inc.		511,080
	Tobacco—1.0%
32,500	Altria Group, Inc.		1,873,950
	Trading Companies and Distributors—0.7%
3,700	Core & Main, Inc., Class A*		192,289
1,180	United Rentals, Inc.		954,998
900	WESCO International, Inc.		220,176
			1,367,463
	TOTAL COMMON STOCKS (Cost $130,431,486)		177,553,493
	EXCHANGE-TRADED FUND—2.9%
25,600	iShares Russell 1000 Value ETF (Cost $5,305,579)†		5,384,704
		7-Day Yield
	SHORT-TERM INVESTMENTS—1.7%
3,084,898	State Street Navigator Securities Lending Government Money Market Portfolio (Cost $3,084,898)††	3.84%	3,084,898
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,084,898)		3,084,898
	TOTAL INVESTMENTS, AT VALUE—101.0% (Cost $138,821,963)		186,023,095
	Liabilities in Excess of Other Assets—(1.0)%		(1,863,303)
	NET ASSETS—100.0%		$184,159,792

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2025

Notes to the Schedule of Investments:

*  Non-income producing security

†  Denotes all or a portion of security on loan. As of December 31, 2025, the market value of the securities on loan was $3,062,351 (Note 1).

††  Represents invested cash collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2025

	M International Equity Fund	M Large Cap Growth Fund	M Capital Appreciation Fund	M Large Cap Value Fund
Assets:
Investments, at value (Note 1)*/**—see accompanying Schedule of Investments	$175,284,930	$309,167,097	$234,417,179	$186,023,095
Affiliated investment company, at value (Note 1)***—see accompanying Schedule of Investments	85,342,110	—	—	—
Cash	1,336,663	4,028,805	7,901,924	1,007,973
Cash denominated in foreign currencies****	107,579	—	—	—
Receivable from:
Securities sold	—	401,109	—	84,408
Capital stock subscriptions	—	11,412	8,749	28,528
Dividends and interest	184,903	38,014	83,689	252,281
Dividend tax reclaim receivable	515,496	—	—	—
Prepaid expenses	1,117	715	988	700
Total assets	262,772,798	313,647,152	242,412,529	187,396,985
Liabilities:
Payable for:
Capital stock redemptions	72,684	34,239	219,223	13,090
Investment Adviser, net (Note 2)	66,240	109,121	166,134	66,586
Securities purchased	—	1,210,635	—	—
Payable upon return of securities loaned (Note 1)	1,915,344	400,568	275,096	3,084,898
Accrued expenses and other liabilities	133,807	102,551	92,566	72,619
Total liabilities	2,188,075	1,857,114	753,019	3,237,193
Net assets	$260,584,723	$311,790,038	$241,659,510	$184,159,792
Net assets consist of:
Paid-in capital	$227,664,406	$213,892,936	$184,497,533	$135,088,249
Accumulated earnings	32,920,317	97,897,102	57,161,977	49,071,543
Net assets	$260,584,723	$311,790,038	$241,659,510	$184,159,792
Shares outstanding#	14,741,939	10,459,005	9,851,245	10,805,433
Net asset value, offering price and redemption price per share	$17.68	$29.81	$24.53	$17.04
* Cost of investments	$126,328,431	$215,014,818	$175,327,147	$138,821,963
** Includes securities on loan with market values of	$11,313,012	$581,314	$2,883,527	$3,062,351
*** Cost of affiliated investment	$61,867,528	$—	$—	$—
**** Cost of cash denominated in foreign currencies	$106,578	$—	$—	$—

  #  The number of authorized shares with a par value of $0.001 per share for each Fund is 100,000,000.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2025

	M International Equity Fund	M Large Cap Growth Fund	M Capital Appreciation Fund	M Large Cap Value Fund
Investment income:
Dividends-Unaffiliated*	$5,532,451	$1,463,692	$1,500,217	$3,989,547
Dividends-Affiliated	2,616,573	—	—	—
Securities lending income, net of rebates received or paid to borrowers	33,554	622	27,499	592
Total investment income	8,182,578	1,464,314	1,527,716	3,990,139
Expenses:
Investment advisory fee (Note 2)	805,022	1,353,583	1,809,860	700,584
Custody fees	164,017	39,035	49,693	19,944
Fund accounting fees	134,241	93,268	75,151	57,200
Administration fees	96,965	103,805	84,089	64,237
Professional fees	55,298	59,465	49,152	43,057
Directors' fees and expenses	51,812	57,050	44,319	31,819
Compliance expenses	27,262	32,121	24,427	17,951
Transfer agent fees	19,406	19,158	21,482	17,670
Printing and shareholder reporting	16,876	35,043	14,665	11,707
Other	50,624	51,854	42,077	28,560
Total expenses	1,421,523	1,844,382	2,214,915	992,729
Net investment income (loss)	6,761,055	(380,068)	(687,199)	2,997,410
Realized and unrealized gain (loss):
Net realized gain on:
Unaffiliated investment transactions	15,903,158	79,170,420	44,786,366	11,742,541
Affiliated investment transactions	5,688,576	—	—	—
Foreign currency transactions	137,383	—	—	—
Net realized gain	21,729,117	79,170,420	44,786,366	11,742,541
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	31,501,242	(25,955,097)	(4,830,159)	11,600,958
Affiliated investments	13,061,016	—	—	—
Foreign currency translation	69,395	—	—	—
Net change in unrealized appreciation (depreciation)	44,631,653	(25,955,097)	(4,830,159)	11,600,958
Net realized and unrealized gain	66,360,770	53,215,323	39,956,207	23,343,499
Net increase in net assets resulting from operations	$73,121,825	$52,835,255	$39,269,008	$26,340,909
* Net of foreign taxes withheld of:	$628,332	$18,192	$17,865	$45

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

	M International Equity Fund		M Large Cap Growth Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$6,761,055	$6,453,951	$(380,068)	$(1,114,123)
Net realized gain on investments and foreign currency transactions	21,729,117	1,679,297	79,170,420	30,578,056
Net change in unrealized appreciation (depreciation) on investments and foreign currency	44,631,653	1,147,585	(25,955,097)	30,953,950
Net increase in net assets resulting from operations	73,121,825	9,280,833	52,835,255	60,417,883
Distributions to shareholders	(6,863,809)	(7,353,403)	(78,176,274)	(26,279,948)
Total distributions to shareholders	(6,863,809)	(7,353,403)	(78,176,274)	(26,279,948)
Fund share transactions (Note 4):
Proceeds from shares sold	26,633,224	31,729,514	19,077,960	18,833,709
Value of shares issued on reinvestment of distributions	6,863,809	7,353,403	78,176,274	26,279,948
Value of shares redeemed	(88,503,195)	(24,387,415)	(42,207,952)	(39,266,379)
Net increase (decrease) in net assets resulting from Fund share transactions	(55,006,162)	14,695,502	55,046,282	5,847,278
Total change in net assets	11,251,854	16,622,932	29,705,263	39,985,213
Net assets:
Beginning of year	249,332,869	232,709,937	282,084,775	242,099,562
End of year	$260,584,723	$249,332,869	$311,790,038	$282,084,775

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	M Capital Appreciation Fund		M Large Cap Value Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$(687,199)	$(681,464)	$2,997,410	$2,866,560
Net realized gain on investments and foreign currency transactions	44,786,366	16,937,294	11,742,541	13,261,845
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(4,830,159)	4,671,894	11,600,958	8,541,826
Net increase in net assets resulting from operations	39,269,008	20,927,724	26,340,909	24,670,231
Distributions to shareholders	(37,816,799)	(20,748,052)	(13,529,524)	(15,194,607)
Total distributions to shareholders	(37,816,799)	(20,748,052)	(13,529,524)	(15,194,607)
Fund share transactions (Note 4):
Proceeds from shares sold	20,463,464	30,755,583	19,896,534	11,624,277
Value of shares issued on reinvestment of distributions	37,816,799	20,748,052	13,529,524	15,194,607
Value of shares redeemed	(50,070,531)	(47,637,442)	(16,370,229)	(17,231,497)
Net increase in net assets resulting from Fund share transactions	8,209,732	3,866,193	17,055,829	9,587,387
Total change in net assets	9,661,941	4,045,865	29,867,214	19,063,011
Net assets:
Beginning of year	231,997,569	227,951,704	154,292,578	135,229,567
End of year	$241,659,510	$231,997,569	$184,159,792	$154,292,578

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

	M International Equity Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$13.71	$13.59	$12.06	$14.45	$13.33
Income from investment operations:
Net investment income‡	0.41	0.37	0.37	0.37	0.32
Net realized and unrealized gain (loss) on investments	4.04	0.17	1.56	(2.41)	1.15
Total from investment operations	4.45	0.54	1.93	(2.04)	1.47
Less distributions to shareholders:
From net investment income	(0.48)	(0.42)	(0.40)	(0.35)	(0.35)
From return of capital	—	—	—	—	(0.00)†
Total distributions	(0.48)	(0.42)	(0.40)	(0.35)	(0.35)
Net asset value, end of year	$17.68	$13.71	$13.59	$12.06	$14.45
Total Return+	32.44%	3.96%	16.00%	(14.16)%	11.05%
Ratios/Supplemental Data:
Net assets, end of year (000's)	$260,585	$249,333	$232,710	$206,628	$243,721
Net expenses to average daily net assets•	0.54%	0.59%	0.57%	0.56%	0.57%
Net investment income to average daily net assets•	2.56%	2.62%	2.82%	2.89%	2.20%
Gross expenses, before any expense waiver/ reimbursement, to average daily net assets•	N/A	0.61%	0.65%	0.63%	0.58%
Portfolio turnover rate	10%	21%	23%	18%	9%

‡  Calculation based on average shares outstanding.

†  Represents amounts less than $0.005 per share.

+  Does not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

•  In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying fund in which it invests. Such indirect expenses are not included in the above ratios.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

	M Large Cap Growth Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$33.11	$29.06	$23.19	$33.87	$33.48
Income from investment operations:
Net investment loss‡	(0.05)	(0.14)	(0.07)	(0.05)	(0.14)
Net realized and unrealized gain (loss) on investments	6.55	7.58	7.48	(8.58)	7.32
Total from investment operations	6.50	7.44	7.41	(8.63)	7.18
Less distributions to shareholders:
From net realized capital gains	(9.80)	(3.39)	(1.54)	(2.05)	(6.79)
Net asset value, end of year	$29.81	$33.11	$29.06	$23.19	$33.87
Total Return+	19.61%	25.50%	32.04%	(25.41)%	21.49%
Ratios/Supplemental Data:
Net assets, end of year (000's)	$311,790	$282,085	$242,100	$201,244	$273,085
Net expenses to average daily net assets•	0.64%	0.74%	0.77%	0.76%	0.75%
Net investment loss to average daily net assets•	(0.13)%	(0.40)%	(0.26)%	(0.19)%	(0.37)%
Portfolio turnover rate	110%☼	41%	32%	37%	32%

‡  Calculation based on average shares outstanding.

+  Does not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

☼  The increase in portfolio turnover rate during the period was primarily attributable to portfolio adjustments made in response to a change in the Fund's sub-adviser.

•  In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying fund in which it invests. Such indirect expenses are not included in the above ratios.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

	M Capital Appreciation Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$24.58	$24.43	$21.14	$28.30	$28.77
Income from investment operations:
Net investment loss‡	(0.08)	(0.07)	(0.07)	(0.08)	(0.15)
Net realized and unrealized gain (loss) on investments	4.56	2.49	5.06	(5.11)	5.24
Total from investment operations	4.48	2.42	4.99	(5.19)	5.09
Less distributions to shareholders:
From net investment income	(0.26)	(0.53)	(0.11)	—	—
From net realized capital gains	(4.27)	(1.74)	(1.59)	(1.97)	(5.56)
Total distributions	(4.53)	(2.27)	(1.70)	(1.97)	(5.56)
Net asset value, end of year	$24.53	$24.58	$24.43	$21.14	$28.30
Total Return+	18.06%	9.94%	23.56%	(18.14)%	17.74%
Ratios/Supplemental Data:
Net assets, end of year (000's)	$241,660	$231,998	$227,952	$188,030	$232,758
Net expenses to average daily net assets•	0.99%	0.98%	1.02%	1.05%	1.04%
Net investment loss to average daily net assets•	(0.31)%	(0.29)%	(0.28)%	(0.34)%	(0.46)%
Portfolio turnover rate	46%	36%	31%	27%	38%

‡  Calculation based on average shares outstanding.

+  Does not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

•  In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying fund in which it invests. Such indirect expenses are not included in the above ratios.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

	M Large Cap Value Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Net asset value, beginning of year	$15.68	$14.67	$14.15	$15.39	$12.02
Income from investment operations:
Net investment income‡	0.31	0.32	0.31	0.31	0.24
Net realized and unrealized gain (loss) on investments	2.40	2.40	0.75	(0.55)	3.37
Total from investment operations	2.71	2.72	1.06	(0.24)	3.61
Less distributions to shareholders:
From net investment income	(0.30)	(0.32)	(0.32)	(0.31)	(0.24)
From net realized capital gains	(1.05)	(1.39)	(0.22)	(0.69)	—
Total distributions	(1.35)	(1.71)	(0.54)	(1.00)	(0.24)
Net asset value, end of year	$17.04	$15.68	$14.67	$14.15	$15.39
Total Return+	17.31%	18.63%	7.61%	(1.45)%	30.01%
Ratios/Supplemental Data:
Net assets, end of year (000's)	$184,160	$154,293	$135,230	$131,956	$135,006
Net expenses to average daily net assets•	0.61%	0.63%	0.65%	0.63%	0.65%
Net investment income to average daily net assets•	1.84%	1.94%	2.21%	2.08%	1.67%
Portfolio turnover rate	58%	48%	48%	48%	61%

‡  Calculation based on average shares outstanding.

+  Does not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

•  In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying fund in which it invests. Such indirect expenses are not included in the above ratios.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS

M Fund, Inc. (the "Corporation") was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of December 31, 2025, the Corporation consisted of three separate diversified investment portfolios: M International Equity Fund, M Capital Appreciation Fund and M Large Cap Value Fund; and one non-diversified investment portfolio: M Large Cap Growth Fund (each singularly a "Fund" or collectively the "Funds"); each of which is a separate mutual fund.

The Corporation offers shares of the Funds to certain insurance company separate accounts, which serve as the underlying funding vehicles for certain variable annuity and variable life insurance policies. These annuities and insurance policies are offered primarily by members of M Financial Holdings Incorporated ("M Financial Group") and are issued by certain life insurance companies.

M International Equity Fund

The Fund's investment objective is to seek long-term capital appreciation. To achieve the Fund's investment objective, Dimensional Fund Advisors LP ("Dimensional"), as the Fund's sub-adviser, implements an integrated investment approach that combines research, portfolio design, portfolio management, and trading functions. As further described below, the Fund's design emphasizes long-term drivers of expected returns identified by Dimensional's research, while balancing risk through broad diversification across companies and sectors. Dimensional's portfolio management and trading processes further balance those long-term drivers of expected returns with shorter-term drivers of expected returns and trading costs.

The Fund is designed to purchase a broad and diverse group of equity securities of non-U.S. companies in countries with developed and emerging markets. The Fund invests in companies of all sizes, with increased exposure to smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the International Universe. For purposes of the Fund, Dimensional defines the International Universe as a market capitalization weighted set (e.g., the larger the company, the greater the proportion of the International Universe it represents) of non-U.S. companies in developed and emerging markets that have been authorized for investment as approved markets by Dimensional's Investment Committee. The Fund may pursue its investment objective by investing its assets directly and/or indirectly in the DFA Emerging Markets Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc. (the "Underlying Fund"or the "DFA Portfolio"). The Underlying Fund is designed to purchase a broad and diverse group of equity securities associated with emerging markets, which may include frontier markets (emerging market countries in an earlier stage of development). The Underlying Fund invests in companies of all sizes, with increased exposure to smaller capitalization, lower relative price, and higher profitability companies. As of the date of this semi-annual report, it is anticipated that a significant portion of the Fund's assets will be invested indirectly through the Underlying Fund.

The Fund's increased exposure to smaller capitalization, lower relative price, and higher profitability companies may be achieved by decreasing the allocation of the Fund's assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the International Universe. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, Dimensional may consider additional factors such as price-to-cash flow or price-to-earnings ratios. An equity issuer is considered to have high profitability because it has high

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

earnings or profits from operations in relation to its book value or assets. The criteria Dimensional uses for assessing relative price and profitability are subject to change from time to time.

Dimensional may also increase or reduce the Fund's exposure to an eligible company, or exclude a company, based on shorter-term considerations, such as a company's price momentum, short-run reversals, and investment characteristics. In assessing a company's investment characteristics, Dimensional considers ratios such as recent changes in assets divided by total assets. The criteria Dimensional uses for assessing a company's investment characteristics are subject to change from time to time. In addition, Dimensional seeks to reduce trading costs using a flexible trading approach that looks for opportunities to participate in the available market liquidity, while managing turnover and explicit transaction costs.

The Fund will normally invest at least 80% of its total assets in equity securities of issuers located in at least three countries other than the United States. These countries may include, but are not limited to, the nations of Western Europe, North and South America, Australia, Africa and Asia. This strategy is not fundamental (it may be changed without shareholder approval), but should the Fund decide to change this strategy, it will provide shareholders with at least 60 days' notice. The Fund may invest up to 40% of its total assets in emerging markets. This exposure is achieved through the Fund's investment in the DFA Portfolio. The Fund may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer's domicile country. The Fund may also purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices to increase or decrease equity market exposure based on actual or expected cash inflows to or outflows from the Fund. Because many of the Fund's investments may be denominated in foreign currencies, the Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency.

M Large Cap Growth Fund

The Fund's investment objective is to seek long-term capital appreciation. As of May 1, 2025, Federated MDTA LLC ("Federated") replaced DSM Capital Partners LLC ("DSM") as the sub-adviser for the M Large Cap Growth Fund. Information prior to May 1, 2025, relates to when DSM was the sub-adviser for the Fund.

M Large Cap Growth Fund will normally invest at least 80% of its total assets in domestic equity securities of U.S. large capitalization ("large-cap") securities. The Fund seeks to achieve its objective by investing primarily in the common stock of large-sized U.S. companies. The investment strategy of Federated, the Fund's sub-adviser, utilizes a large-cap growth approach by selecting most of its investments from companies listed in the Russell 1000® Growth Index, an index that measures the performance of those companies with higher price-to-book ratios and higher forecasted growth values within the large-cap segment of the U.S. equity universe, which includes the 1,000 largest U.S. companies by market capitalization. Federated considers a company to be large-cap if it falls within the market capitalization range of the Russell 1000® Growth Index. As the Fund's sector exposure approximates the Russell 1000® Growth Index, the Fund may, from time to time, have large allocations to certain broad market sectors, such as technology, consumer discretionary and healthcare. As of December 31, 2025, companies in the Russell 1000® Growth Index ranged in market capitalization from $1.0 billion to $4.5 trillion.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

Since January 21, 2025, the Fund is classified as a non-diversified mutual fund, which means that the Fund may invest a larger percentage of its assets in the securities of a small number of issuers than a diversified fund.

Federated implements its strategy using a quantitative model driven by fundamental and technical stock selection variables. This process seeks to impose strict discipline over stock selection, unimpeded by market or manager psychology. It seeks to maximize compound annual return while controlling risk. The process also takes into account trading costs in an effort to ensure that trades are generated only to the extent they are expected to be profitable on an after-trading-cost basis. Additionally, risk is controlled through diversification constraints which limit exposure to individual companies as well as groups of correlated companies.

This strategy to invest at least 80% of its total assets in domestic equity securities of U.S. large-cap securities is not fundamental (it may be changed without shareholder approval), but should the Fund decide to change this strategy, it will provide shareholders with at least 60 days' notice.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

M Capital Appreciation Fund

The Fund's investment objective is to seek long-term capital appreciation. M Capital Appreciation Fund principally invests in common stock of U.S. companies of all sizes, with emphasis on stocks of companies with capitalizations that are consistent with the capitalizations of those companies found in the Russell 2500® Index. As of December 31, 2025, the market capitalization range of companies in the Russell 2500® Index was between approximately $1.3 billion and $37.0 billion. The Fund may invest up to 15% of the value of its total assets in equity securities of foreign issuers.

The Fund's sub-adviser, Frontier Capital Management Company, LLC ("Frontier"), seeks long-term capital appreciation by employing a Growth-At-A-Reasonable-Price approach to identify, in its view, the best risk/reward investment ideas in the U.S. small- and mid-capitalization equity universe. Frontier purchases companies that, in its view, have above-average earnings growth potential and are available at reasonable valuations. Frontier's philosophy combines rigorous bottom-up fundamental analysis with a proven investment process.

Frontier may sell stocks for a number of reasons, including when price objectives are reached, fundamental conditions have changed so that future earnings progress is likely to be adversely affected, or a stock is fully invested and an attractive, new opportunity causes the sale of a current holding with less appreciation potential. Frontier does not sell stocks solely on changes to a company's market capitalization.

M Large Cap Value Fund

The Fund's investment objective is to seek long-term capital appreciation. M Large Cap Value Fund normally invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, if any, in issuers domiciled, or having their principal activities, in the United States, at the time of investment or other instruments with similar economic characteristics. In addition, the Fund normally invests at least 80% of its net assets in equity securities of large capitalization companies. Brandywine Global Investment Management, LLC ("Brandywine"), the Fund's sub-adviser, defines "large capitalization" companies as those companies with market capitalizations similar to companies in the Russell 1000® Index. As of December 31, 2025, the market capitalization range of companies in the Russell 1000® Index was between approximately $1.0 billion to $4.5 trillion. This strategy is not

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

fundamental (it may be changed without shareholder approval), but should the Fund decide to change this strategy, it will provide shareholders with at least 60 days' notice.

The Fund invests primarily in equity securities that, in Brandywine's opinion, are undervalued or out of favor. Brandywine invests in securities that meet its value criteria, primarily price-to-earnings, price-to-book, price momentum and share change and quality, based on both quantitative and fundamental analysis. The Fund expects to hold approximately 175-250 stocks under normal market conditions.

Brandywine bases portfolio price targets on quantitative criteria determined in its sell process. Brandywine's systems update these quantitatively determined buy and sell limits on a daily basis. Buy candidates must have a price that qualifies the stock as a value such that the price-to-earnings ratio is in the lower 40% of its universe or the price-to-book is in the lower 25% of its universe at time of purchase. Additionally, the current price compared to the price nine months ago must place it above the lower quartile of other universe stocks when ranked by nine month price momentum and the change in shares outstanding over the past year must place it below the upper quartile.

Sell candidates will have a price that when compared to earnings and book place the stock above the median on a price-to-earnings basis and above the 40th percentile on a price-to-book basis. If a stock's price declines relative to the universe such that it falls to the lower 10% of stocks as ranked on nine month price momentum or the company issues sufficient shares to rank among the top 10% largest issuers (as a percentage of shares outstanding) in the year, the holding will be a sell candidate. Additionally, a stock will be sold if the capitalization falls 20% below the minimum purchase capitalization criteria.

Brandywine may modify buy and sell trigger points and decisions only due to tracking error considerations, trading opportunities or limitations such as position, industry or sector size. Brandywine does not violate its buy and sell rules based on analyst affinity for the stock. Its investment process requires disciplined buy and sell decisions rules with carefully outlined exceptions.

If a security experiences a severe fundamental deterioration event that is not captured in the price change, share change or valuation rules, Brandywine will initiate a sell. The rank order of the most common occurrences are price momentum, valuation expansion into the sell range, share issuance or fundamental deterioration.

1.  Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies and are consistently followed by the Funds in the preparation of the financial statements. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 Financial Services—Investment Companies.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

1.  Significant Accounting Policies (Continued)

at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Operating Segments

FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures ("ASU 2023-07") requires certain disclosures about an entity's operating segments. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker "(CODM)" to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Corporation's Adviser acts as the Corporation's CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund's long-term strategic asset allocation which is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund's portfolio managers. The financial information in the form of each Fund's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment's performance versus comparative benchmarks and to make resource allocation decisions for each Fund's single segment, is consistent with that presented within the Corporation's financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as "total assets", and significant segment expenses are listed on the accompanying Statements of Operations.

Portfolio Valuation

Security prices are generally provided by an independent pricing service approved by the Board of Directors (the "Board") each business day on which the share price of the Funds are calculated.

Equity securities and other similar investments traded on a recognized securities exchange are valued at the last sale price or closing price, as applicable, on the exchange on which the securities are traded. If no sale occurs, equity securities and other similar investments are valued at the most recent bid price. Investments in other open-end registered investment companies, including money market funds, are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing service approved by the Board. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

The Board has designated M Financial Investment Advisers, Inc. ("MFIA" or the "Adviser"), the investment adviser to the Funds, as the Funds' valuation designee with responsibility for establishing fair value in accordance with the

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

1.  Significant Accounting Policies (Continued)

Corporation's valuation policy when the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service did not provide a price, a furnished price was in error, certain stale prices, or an event occurred that materially affected the furnished price). In addition, fair value pricing may be used if events materially affecting the value of non-U.S. securities occur between the time when the exchange on which they are traded closes and the time when a Fund's net asset value is calculated. The Funds identify possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds generally use a systematic valuation model provided by an approved independent pricing service to fair value their international equity securities.

In the fair value situations noted above, while the Corporation's valuation policy is intended to result in a calculation of each Fund's net asset value that fairly reflects security values as of the time of pricing, the Corporation cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to maximize the use of observable data inputs and minimize the use of unobservable data inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use to price the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use to price the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use to price the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1—Unadjusted quoted prices in active markets for identical investments;

•  Level 2—quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3—significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

1.  Significant Accounting Policies (Continued)

As of December 31, 2025, the M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund investments were all classified as Level 1, and no investments were transferred in or out of Level 3 during the year ended December 31, 2025.

The following is a summary of the valuation inputs used as of December 31, 2025 in valuing the M International Equity Fund investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$569,994	$9,927,539	$22,685	$10,520,218
Austria	—	1,301,263	—	1,301,263
Belgium	21,364	1,700,280	—	1,721,644
Canada	21,681,161	—	12	21,681,173
Denmark	—	3,597,168	—	3,597,168
Finland	29,264	2,718,571	—	2,747,835
France	40,907	13,482,191	—	13,523,098
Germany	280,342	12,946,031	—	13,226,373
Hong Kong	—	3,038,722	—	3,038,722
Ireland	—	593,834	—	593,834
Israel	272,475	2,023,469	—	2,295,944
Italy	22,378	5,495,878	—	5,518,256
Japan	—	36,729,958	—	36,729,958
Netherlands	249,462	5,797,752	—	6,047,214
New Zealand	—	501,054	—	501,054
Norway	18,946	1,384,601	—	1,403,547
Portugal	—	282,721	—	282,721
Singapore	—	1,913,475	—	1,913,475
Spain	213,403	4,695,424	—	4,908,827
Sweden	3,530	4,990,662	—	4,994,192
Switzerland	624,958	13,939,620	—	14,564,578
United Kingdom	1,127,476	19,873,357	—	21,000,833
United States	241,625	99,655	—	341,280
Total Common Stocks	25,397,285	147,033,225	22,697	172,453,207
Affiliated Investment Company
United States	85,342,110	—	—	85,342,110

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

1.  Significant Accounting Policies (Continued)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Warrants
Canada	$—	$—	$—	$—
Preferred Stocks
Germany	—	753,434	—	753,434
Italy	—	162,945	—	162,945
Total Preferred Stock	—	916,379	—	916,379
Short-Term Investments	1,915,344	—	—	1,915,344
Total Investments, at Value	$112,654,739	$147,949,604	$22,697	$260,627,040

The value of Level 3 securities is not material to the Fund and, therefore, the reconciliation of Level 3 securities, value of transfers to and from Level 3 securities during the year, and related Level 3 valuation techniques used are not disclosed.

Securities Transactions, Investment Income and Expenses

Securities transactions are recorded as of the trade date. Realized gains or losses from securities sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis and, if applicable, discount earned less premiums amortized. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income is recorded net of foreign taxes withheld. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Expenses of the Corporation that can be directly attributed to a Fund are charged to that Fund. Expenses that cannot be directly attributed are apportioned among Funds by the Corporation are based on average net assets of each Fund or another reasonable basis.

Additionally, the Funds may invest in mutual funds, which are subject to management fees and other fees that may increase the costs of investing in mutual funds versus the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Funds' Statements of Operations or in the expense ratios included in the Financial Highlights.

Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, and distributes net short-term capital gains, if any, on an annual basis. Each Fund also distributes, at least annually, substantially all of the long-term capital gains in excess of available capital losses, if any, which it realizes for each taxable year. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

1.  Significant Accounting Policies (Continued)

Securities Lending

The Funds participate in a securities lending program under the terms of a Securities Lending Agency Agreement with State Street Bank and Trust Company, which serves as the Funds' securities lending agent. Each Fund may loan its portfolio securities in an amount up to 33 1/3 of its total assets. The Funds receive cash (U.S. currency) and non-cash (U.S. Treasuries and Agencies) as collateral against the loaned securities. Cash collateral is invested by the securities lending agent in a money market mutual fund that meets the quality and diversification requirements in accordance with Rule 2a-7 under the 1940 Act. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any change in the amount of collateral is delivered to or paid by the Fund the next day. The collateral value does not include the calculated mark, which is the amount charged/returned to the borrower daily to maintain 102% or 105% of market value. There is a day lag in receiving the mark, which may at times result in a collateral percentage above or below 102% or 105%.

The cash collateral received is recorded on a lending Fund's Statement of Assets and Liabilities, along with the related obligation to return the cash collateral. A Fund may also record realized gain or loss on securities deemed sold due to a borrower's inability to return securities on loan. Upon an event of default under the Securities Agency Lending Agreement, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. If the borrower fails to return loaned securities and collateral is insufficient to cover the value of loaned securities (provided that the insufficiency is not due to investment losses), the securities lending agent has agreed, at its option, to pay the amount of any shortfall in collateral to the Funds; or to replace the securities. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the Internal Revenue Code of 1986, as amended.

Income generated from the investment of collateral, less negotiated rebate fees paid to the borrower through the securities lending agent, is the source of the Fund's securities lending income, 75% of which is paid to the Fund, 25% of which is paid to the custodian as the securities lending agent.

The following table presents the gross amount of recognized liabilities for securities lending transactions and the remaining contractual maturity of the invested cash collateral received for securities on loan as of December 31, 2025.

Fund	Security Type	Overnight and Continuous	Up to 30 days	30-90 days	Greater Than 90 days	Total
M International Equity Fund	Money Market Fund	$1,915,344	$—	$—	$—	$1,915,344
M Large Cap Growth Fund	Money Market Fund	400,568	—	—	—	400,568
M Capital Appreciation Fund	Money Market Fund	275,096	—	—	—	275,096
M Large Cap Value Fund	Money Market Fund	3,084,898	—	—	—	3,084,898

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

1.  Significant Accounting Policies (Continued)

In addition, the Funds received cash and non-cash collateral in the form of U.S. Government obligations, which the Funds cannot sell or repledge, as follows:

Fund	Value of Securities Loaned with Cash Collateral	Value of Cash Collateral	Value of Securities Loaned with Non-Cash Collateral	Value of Non-Cash Collateral
M International Equity Fund	$1,832,367	$1,915,344	$9,480,645	$10,029,743
M Large Cap Growth Fund	392,556	400,568	188,758	193,308
M Capital Appreciation Fund	265,560	275,096	2,617,967	2,677,591
M Large Cap Value Fund	3,000,480	3,084,898	61,871	63,138

Federal Income Taxes

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no provision for federal income or excise tax is necessary.

The Funds evaluate the Funds' tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is "more likely than not" to be sustained assuming examination by taxing authorities. The Funds did not have any unrecognized tax benefits as of December 31, 2025, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the year ended December 31, 2025, the Funds did not incur any such interest or penalties. The Funds' tax returns are subject to examination by U.S. federal and state tax authorities for tax returns of the prior years ended December 2022 through December 2025. No examination of any of the Funds' tax filings is currently in progress.

Significant Concentrations

The Funds maintain a demand deposit in excess of Federal Deposit Insurance Company ("FDIC") Insurance limits. As a result, the Funds are exposed to credit risk in the event of insolvency or other failure of the institution to meet its obligations. The Funds manage this risk by dealing with a major financial institution and monitoring its credit worthiness.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

2.  Advisory Fee and Other Transactions with Affiliates and Related Parties

The Corporation has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser, a wholly-owned subsidiary of M Financial Group. The Advisory Agreement provides that the Funds will pay the Adviser a fee at an annual rate of the value of each Fund's average daily net assets as follows:

Fund	Total Advisory Fees
M International Equity Fund	0.15% on all assets plus (and only with
respect to Fund assets which are not invested
in a mutual fund that is advised by the
Fund's sub-adviser):
0.25% on the first $100 million
0.20% on the amounts thereafter
M Large Cap Growth Fund*	0.45% on the first $100 million
0.40% on the amounts thereafter
M Capital Appreciation Fund	0.85% on the first $125 million
0.75% on the amounts thereafter
M Large Cap Value Fund	0.43%

*  Prior to May 1, 2025, the advisory fee of the Fund was 0.65% on the first $50 million, 0.60% on the next $50 million, and 0.55% on the amounts thereafter.

The Adviser has engaged Dimensional, Federated, Frontier, and Brandywine to act as sub-advisers to provide day-to-day portfolio management for the M International Equity Fund, the M Large Cap Growth Fund, the M Capital Appreciation Fund, and the M Large Cap Value Fund, respectively. Federated replaced DSM as the sub-adviser for the M Large Cap Growth Fund effective May 1, 2025.

As compensation for their services, each sub-adviser receives a fee based on the average daily net assets of the applicable Fund at the following annual rates:

Fund	Total Sub-Advisory Fees
M International Equity Fund	0.25% on the first $100 million
0.20% on the amounts thereafter
The sub-adviser does not receive any sub-
advisory fee for its sub-advisory services to
the M International Equity Fund with respect
to assets of the M International Equity Fund
invested in any other mutual fund advised by
the sub-adviser, and such assets do not count
towards the application of the $100 million
breakpoint.
M Large Cap Growth Fund*	0.30% on the first $100 million
0.25% on the amounts thereafter

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

2.  Advisory Fee and Other Transactions with Affiliates and Related Parties (Continued)

Fund	Total Sub-Advisory Fees
M Capital Appreciation Fund	0.70% on the first $125 million
0.60% on the amounts thereafter
M Large Cap Value Fund	0.28%

*  As of May 1, 2025, Federated replaced DSM as the sub-adviser for the M Large Cap Growth Fund. Prior to May 1, 2025, the fee payable to the sub-adviser for the Fund was 0.50% on the first $50 million, 0.45% on the next $50 million, and 0.40% on the amounts thereafter.

The sub-advisory fees are paid by the Adviser out of the investment advisory fees disclosed above.

M Holdings Securities, Inc. acts as distributor (the "Distributor") for each of the Funds. The Distributor is a wholly-owned subsidiary of M Financial Group. No fees are charged by the Distributor for its services.

Foreside Fund Officer Services, LLC, an affiliate of ACA Group, provides chief compliance officer and anti-money laundering officer services to the Funds pursuant to a written agreement with the Corporation on behalf of the Funds. The Funds have agreed to pay ACA Group an annual base fee and annual per fund fees. In addition, ACA Group is reimbursed for certain expenses incurred in performing these services on behalf of the Funds. Total fees and expenses paid by the Funds to ACA Group pursuant to this agreement is recorded as "Compliance expenses" in the Funds' Statements of Operations.

The Corporation pays no compensation directly to its officers or Interested Directors. The Corporation pays each Director who is not an "interested person" within the meaning of the Investment Company Act of 1940 (the "Independent Directors"), $2,000 per meeting of the Board that he or she attends. The Corporation pays each Independent Director an annual retainer of $26,500. Each member of the Audit Committee and each member of the Nominating and Corporate Governance Committee receives $2,000 per meeting of the Audit Committee or Nominating and Corporate Governance Committee that he or she attends. The Chair of the Board and the Chair of the Audit Committee each receive additional annual compensation of $10,000. For the year ended December 31, 2025, the aggregate Independent Directors' compensation paid by the Corporation was $180,000. The amount of total compensation and reimbursement of out-of-pocket expenses paid by each Fund is reflected as "Directors' fees and expenses" on the Statements of Operations.

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or is under common management. The DFA Portfolio is an affiliate of the M International Equity Fund as of December 31, 2025, and is included in the Fund's Schedule of Investments. During the year ended December 31, 2025, purchases and sales transactions, income earned from investments and shares held of the DFA Portfolio in the M International Equity Fund were as follows:

Affiliated Investment Company	Value, Beginning of Year	Purchases at Cost	Proceeds from Sales	Net Realized Gain on Sales	Change in Unrealized Appreciation	Value, End of Year	Dividend Income	Shares, End of Year
DFA Emerging Markets Core Equity 2 Portfolio	$79,741,628	$7,227,424	$(20,376,534)	$5,688,576	$13,061,016	$85,342,110	$2,616,573	2,934,736

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

2.  Advisory Fee and Other Transactions with Affiliates and Related Parties (Continued)

The DFA Portfolio is registered under the 1940 Act as an open-end management investment company. The M International Equity Fund may redeem its investment from the DFA Portfolio at any time if the Adviser determines that it is in the best interest of the M International Equity Fund and its shareholders to do so.

The performance of the M International Equity Fund will be directly affected by the performance of the DFA Portfolio. The financial statements of the DFA Portfolio, including its portfolio of investments, can be found at the Securities and Exchange Commission's website www.sec.gov and should be read in conjunction with the M International Equity Fund's financial statements. As of December 31, 2025, the percentage of M International Equity Fund net assets invested in the DFA Portfolio was 32.8%.

3.  Purchases and Sales of Securities

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the year ended December 31, 2025, were as follows:

	Non-U.S. Government Securities
	Purchases	Sales
M International Equity Fund	$25,048,043	$79,642,481
M Large Cap Growth Fund	317,294,509	343,113,545
M Capital Appreciation Fund	102,835,430	149,577,675
M Large Cap Value Fund	101,142,957	94,416,931

4.  Paid-in Capital

Changes in the capital shares outstanding were as follows:

	M International Equity Fund		M Large Cap Growth Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Shares sold	1,686,688	2,258,651	539,084	551,512
Distributions reinvested	387,567	535,589	2,590,268	785,929
Shares redeemed	(5,520,058)	(1,732,244)	(1,188,725)	(1,150,948)
Net increase (decrease)	(3,445,803)	1,061,996	1,940,627	186,493
Fund Shares:
Beginning of year	18,187,742	17,125,746	8,518,378	8,331,885
End of year	14,741,939	18,187,742	10,459,005	8,518,378

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

4.  Paid-in Capital (Continued)

	M Capital Appreciation Fund		M Large Cap Value Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Shares sold	824,687	1,152,884	1,166,967	718,366
Distributions reinvested	1,527,334	846,859	792,714	970,856
Shares redeemed	(1,939,994)	(1,891,096)	(991,877)	(1,070,338)
Net increase	412,027	108,647	967,804	618,884
Fund Shares:
Beginning of year	9,439,218	9,330,571	9,837,629	9,218,745
End of year	9,851,245	9,439,218	10,805,433	9,837,629

5.  Financial Instruments

Foreign Investments and Foreign Currency

The Funds may invest in securities of companies that are organized under the laws of a foreign country and (i) are unlisted or listed primarily on a non-U.S. exchange; or (ii) are listed on a U.S. exchange or over-the-counter as a sponsored or unsponsored American Depositary Receipt ("foreign issuers"). M International Equity Fund may also invest in non-U.S. dollar denominated securities and securities of foreign issuers represented by European Depositary Receipts ("EDRs"), International Depositary Receipts ("IDRs") and Global Depositary Receipts ("GDRs"). The value of all assets and liabilities expressed in foreign currencies are translated into U.S. dollars at current exchange rates each business day. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions. Net realized foreign currency gains and losses result from changes in exchange rates, including foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received.

The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gains and losses on investment transactions. The Funds do not isolate that portion of the results for changes in foreign currency exchange rates from the fluctuations arising from changes in market prices of securities held at year end.

Investments in non-U.S. dollar denominated securities or in the securities of foreign issuers may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). Some foreign stock markets may have substantially less volume than, for example, the New York Stock Exchange, and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures for such securities may be different in foreign countries and, in certain markets, on certain occasions such procedures have been unable to keep pace with the volume of securities transactions.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

5.  Financial Instruments (Continued)

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of funds or other assets of the Funds, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment and resource self-sufficiency.

Because investment in foreign issuers will usually involve currencies of foreign countries, and because the Funds may be exposed to currency exposure independent of their securities positions, the value of the assets of the Funds invested in foreign issuers as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. To the extent that a Fund's assets consist of investments denominated in a particular currency, the Fund is at risk of adverse developments affecting the value of such currency.

Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's net asset value to fluctuate as well. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

Additional Market Disruption Risk

Financial and securities markets are volatile and may be affected by political, regulatory, social, economic and other global developments and disruptions, including those arising out of geopolitical events, armed conflict, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), natural disasters, terrorism and governmental or quasi-governmental actions. Such changes may be rapid and unpredictable. These events may negatively affect issuers, industries and markets worldwide and adversely affect the value and liquidity of the Funds and their investments. Different sectors of the market, issuers, and security types may react differently to such developments.

The current political climate has intensified concerns about trade tariffs and a potential trade war between the U.S. and certain foreign countries, including China, Mexico and Canada, among others. These consequences may trigger a significant reduction in international trade, shortages or oversupply of certain manufactured goods, substantial price increases or decreases of goods, inflationary pressures, and possible failure of individual companies and/or large segments of the foreign export industry with a potentially negative impact to the Funds.

In late February 2022, Russia launched a large-scale military attack on Ukraine. The invasion significantly amplified already existing geopolitical tensions among Russia, Ukraine, Europe, NATO and the West, including the U.S. In

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

5.  Financial Instruments (Continued)

response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia. Such sanctions included, among other things, a prohibition on doing business with certain Russian companies, large financial institutions, officials and oligarchs; a commitment by certain countries and the European Union to remove selected Russian banks from the Society for Worldwide Interbank Financial Telecommunications ("SWIFT"), the electronic banking network that connects banks globally; and restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions. Additional sanctions may be imposed in the future. Such sanctions (and any future sanctions) and other actions against Russia may adversely impact, among other things, the Russian economy and various sectors of the economy, including but not limited to, financials, energy, metals and mining, engineering and defense and defense-related materials sectors; result in a decline in the value and liquidity of Russian securities; result in boycotts, tariffs, and purchasing and financing restrictions on Russia's government, companies and certain individuals; weaken the value of the ruble; downgrade the country's credit rating; freeze Russian securities and/or funds invested in prohibited assets and impair the ability to trade in Russian securities and/or other assets; and have other adverse consequences on the Russian government, economy, companies and region. Further, several large corporations and U.S. states have divested interests or otherwise curtailed business dealings with certain Russian businesses. Countermeasures or retaliatory actions by Russia may further impair the value and liquidity of Russian securities. The ramifications of the hostilities and sanctions, however, may not be limited to Russia and Russian companies but may spill over to and negatively impact other regional and global economic markets of the World (including Europe and the United States), companies in other countries (particularly those that have done business with Russia) and on various sectors, industries and markets for securities and commodities globally, such as oil and natural gas. Accordingly, the actions discussed above and the potential for a wider conflict could increase financial market volatility, cause severe negative effects on regional and global economic markets, industries, and companies and have a negative effect on a Fund's investments and performance beyond any direct or indirect exposure a Fund may have to Russian issuers or those of adjoining geographic regions. In addition, Russia may take retaliatory actions and other countermeasures, including cyberattacks and espionage against other countries and companies in the World, which may negatively impact such countries and the companies in which the Fund invests. Accordingly, there may be heightened risk of cyberattacks which may result in, among other things, disruptions in the functioning and operations of industries or companies around the World, including in the United States and Europe.

The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and any future sanctions, market disruptions and volatility, the potential for wider conflict, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant negative impact on Fund performance and the value and liquidity of an investment in the Fund, particularly with respect to Russian exposure.

Beginning in October 2023, the Israel-Hamas war has resulted in significant loss of life and increased volatility in the Middle East. The conflict between Israel and Hamas and the involvement of the U.S. and other countries could present material uncertainty and risk with respect to a Fund's performance and ability to achieve its investment objective. The extent of any market disruptions are impossible to predict, but could be substantial.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

6.  Beneficial Interest

Shares of the Funds are owned by insurance companies through their separate accounts that are used primarily to fund variable annuity contracts and variable life insurance contracts. As of December 31, 2025 John Hancock Variable Life Insurance Co. and Pacific Life Insurance Co. each owned 5% or more of the Funds' shares, and they may each be deemed a control person of each Fund because their separate accounts hold more than 25% of the shares of each Fund.

As of December 31, 2025, the 5% ownership of each Fund was as follows:

	Percentage of Ownership(1)
	John Hancock Variable Life Insurance Co.	Pacific Life Insurance Co.
M International Equity Fund	39.76%	46.13%
M Large Cap Growth Fund	47.02%	38.50%
M Capital Appreciation Fund	49.29%	37.85%
M Large Cap Value Fund	47.85%	39.17%

(1)  The balance of the Funds' shares are owned by shareholders with less than 5% beneficial interest.

7.  Tax Information

As of December 31, 2025, cost, gross unrealized appreciation, and gross unrealized depreciation for investments on a federal income tax basis were as follows:

	Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
M International Equity Fund	$190,315,387	$77,265,791	$(6,954,138)	$70,311,653
M Large Cap Growth Fund	215,312,083	98,719,393	(4,864,379)	93,855,014
M Capital Appreciation Fund	180,586,290	70,165,800	(16,334,911)	53,830,889
M Large Cap Value Fund	138,985,016	48,696,498	(1,658,419)	47,038,079

The differences between book cost and tax cost of investments and unrealized appreciation/depreciation are primarily attributed to the tax deferral of losses on wash sales, passive foreign investment companies (PFICs), return of capital distributions received from underlying investments.

The tax character of distributions paid during the years ended 2025 and 2024 were as follows:

	December 31, 2025	December 31, 2024
M International Equity Fund
Distributions paid from:
Ordinary Income	$6,863,809	$7,353,403
Total Distributions	$6,863,809	$7,353,403

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

7.  Tax Information (Continued)

	December 31, 2025	December 31, 2024
M Large Cap Growth Fund
Distributions paid from:
Ordinary Income	$13,059,710	$408,611
Long-Term Capital Gain	65,116,564	25,871,337
Total Distributions	$78,176,274	$26,279,948
M Capital Appreciation Fund
Distributions paid from:
Ordinary Income	$1,337,991	$5,219,556
Long-Term Capital Gain	36,478,808	15,528,496
Total Distributions	$37,816,799	$20,748,052
M Large Cap Value Fund
Distributions paid from:
Ordinary Income	$2,988,737	$2,864,890
Long-Term Capital Gain	10,540,787	12,329,717
Total Distributions	$13,529,524	$15,194,607

At December 31, 2025, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Capital Loss Carryforwards	Late Year Ordinary and Post October Loss Deferrals	Unrealized Appreciation	Total Accumulated Earnings
M International Equity Fund	$—	$—	$(37,427,702)	$(481)	$70,348,500	$32,920,317
M Large Cap Growth Fund	1,305,440	2,736,648	—	—	93,855,014	97,897,102
M Capital Appreciation Fund	—	3,331,088	—	—	53,830,889	57,161,977
M Large Cap Value Fund	8,673	2,024,791	—	—	47,038,079	49,071,543

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year and are not subject to expiration. At December 31, 2025, M International Equity Fund had available, for federal tax purposes, unused short-term capital losses of $15,930,709 and unused long-term capital losses of $21,496,993 permitted to be carried for an unlimited period. In addition at December 31, 2025, M International Equity Fund used capital loss carryforwards of $21,571,751.

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

7.  Tax Information (Continued)

reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassification.

During the year ended December 31, 2025, the Funds reclassified for book purposes, amounts arising from permanent book/tax difference primarily relating to distributions in excess.

Permanent differences incurred during the year ended December 31, 2025, resulting from differences in book and tax accounting, have been reclassified at year-end between accumulated earnings (losses) and paid-in capital as follows, with no impact to the net asset value per share:

	Total Accumulated Earnings	Paid-in Capital
M International Equity Fund	$15,643	$(15,643)

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740)—Improvements to Income Taxes Disclosures, which enhances the transparency of certain income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of income taxes paid disaggregated by jurisdiction when material to the Funds' financial statements. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024.

The Funds paid no federal or state income taxes during the year ended December 31, 2025. With respect to foreign jurisdictions, the value of the total foreign income withholding taxes paid during the year for each Fund was not material and, therefore, further details of the foreign income withholding taxes paid by each foreign jurisdiction is not disclosed.

8.  Disclosure of Certain Commitments and Contingencies

In the normal course of business, the Corporation may enter into contracts and agreements that contain a variety of representations and warranties that provide general indemnifications. The maximum exposure to the Corporation under these arrangements is unknown, as it involves future claims that may be made against the Corporation that have not yet occurred. However, based on experience, the Corporation believes that the current risk of loss is remote.

9.  Subsequent Events

On December 16, 2025 the Board approved an Agreement and Plan of Reorganization regarding each Fund of the Corporation to reorganize into newly created series of Northern Lights Fund Trust II (each a "Reorganization" and together, the "Reorganizations"). Each proposed Reorganization is subject to shareholder approval, and shareholders of each Fund will separately receive additional information on the proposed Reorganizations for further consideration.

Other than what has been disclosed, there are no other significant subsequent events that would require adjustment or additional disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders of
M International Equity Fund,
M Large Cap Growth Fund,
M Capital Appreciation Fund and
M Large Cap Value Fund and
Board of Directors of M Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of M Funds, Inc. comprising M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund, and M Large Cap Value Fund (the "Funds") as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds' financial highlights for the years ended December 31, 2022, and prior, were audited by other auditors whose report dated February 21, 2023, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers, and transfer agent; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds' auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
February 25, 2026

M Fund, Inc.

SUPPLEMENTAL INFORMATION (Unaudited)

Shareholder Meeting Results

A Special Meeting of Shareholders of the Corporation (the "Shareholder Meeting") was held on January 21, 2025. The purpose of the Shareholder Meeting was to ask shareholders to approve a change in the M Large Cap Growth Fund's classification from a "diversified" fund to a "non-diversified" fund and remove the Fund's fundamental policy to operate as a diversified fund. The results of the votes of the Shareholder Meeting are as set forth below.

Votes Cast "For"	Votes Cast "Against"	Votes Cast "Abstain"
7,040,254	0	0

Tax Disclosures

For corporate shareholders, a portion of the ordinary dividends paid during the Fund's year ended December 31, 2025 qualified for the dividends received deduction as follows.

Fund	Dividend Received Deduction
M International Equity Fund	0.08%
M Large Cap Growth Fund	12.97%
M Capital Appreciation Fund	74.53%
M Large Cap Value Fund	100.00%

Pursuant to Internal Revenue Section 852(b), M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund paid $65,116,564, $36,479,442 and $10,540,787, respectively, which have been designated as capital gains distributions for the fiscal year ended December 31, 2025.

M International Equity Fund

In accordance with federal tax law, the Fund elects to provide each shareholder with their portion of the Fund's foreign taxes paid and the income sourced from foreign securities. Accordingly, the Fund made the following designations during the fiscal year ended December 31, 2025:

•  The total amount of foreign taxes creditable was $491,911.

•  The total amount of income sourced from foreign countries was $8,767,771.

M Fund, Inc.

OTHER INFORMATION (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy Disclosures for Open-end Management Investment Companies is included as part of the Financial Statements in Item 7 under the heading "Supplemental Information."

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements in Item 7 under the heading "NOTES TO FINANCIAL STATEMENTS, 2. Advisory Fee and Other Transactions with Affiliates and Related Parties."

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

See disclosure under the heading “OTHER INFORMATION” under Item 7(a).

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

See disclosure under the heading “OTHER INFORMATION” under Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See disclosure under the heading “OTHER INFORMATION” under Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See disclosure under the heading “OTHER INFORMATION” under Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (the “1934 Act”) as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)   Code of Ethics as described in Item 2 is attached hereto as Exhibit 19(a)(1).

(a)(2)   Not applicable.

(a)(3)   Certifications of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 19(a)(3).

(a)(4)   Not applicable.

(a)(5)   Not applicable.

(b)   Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a – 14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 19(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M Fund, Inc.

By:	/s/ Robert Olson
Robert Olson
President/Principal Executive Officer

Date:	February 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Olson
Robert Olson
President/Principal Executive Officer

Date:	February 27, 2026

By:	/s/ Troy Sheets
Troy Sheets
Treasurer/Principal Financial
and Accounting Officer

Date:	February 27, 2026